UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund — Bond Debenture Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

40	Statement of Assets and Liabilities

41	Statement of Operations

42	Statements of Changes in Net Assets

44	Financial Highlights

46	Notes to Financial Statements

60	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class VC
Actual	$1,000.00	$ 966.90	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.57

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Asset Backed	2.39%
Automotive	4.14%
Banking	5.10%
Basic Industry	5.95%
Capital Goods	3.79%
Consumer Goods	6.98%
Energy	10.46%
Financial Services	4.64%
Foreign Government	1.86%
Health Care	8.01%
Insurance	2.30%
Leisure	4.82%
Sector*	%**
Media	4.27%
Mortgage Backed	2.20%
Municipal	2.95%
Real Estate	1.35%
Retail	6.46%
Technology & Electronics	8.24%
Telecommunications	3.59%
Transportation	3.93%
Utilities	6.54%
Money Market Funds(a)	0.03%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 98.27%

ASSET-BACKED SECURITIES 3.39%

Automobiles 0.15%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$170	$170,479
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	498,693
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	981,912
Total					1,651,084

Credit Cards 0.11%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	1,235	1,246,016	(a)

Other 3.13%
AMMC CLO XII Ltd. 2013-12A DR†	3.148% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391	337,813
Apex Credit CLO LLC 2017-2A B†	2.156% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	522	493,094
Battalion CLO XV Ltd. 2019-16A B†	3.903% (3 Mo. LIBOR + 2.00%	)#	12/19/2032	1,714	1,680,870
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.878% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	578	565,773
Carlyle US CLO Ltd. 2019-4A B†	4.259% (3 Mo. LIBOR + 2.70%	)#	1/15/2033	1,141	1,125,213
Cedar Funding VI CLO Ltd. 2016-6A DR†	4.135% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	657	606,879
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	616	616,110
Greywolf CLO III Ltd. 2020-3RA A1R†	2.388% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	1,399	1,361,518
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465	447,745	(a)
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.835% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	680	660,947
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	198	199,198
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,317	1,304,951
Jamestown CLO VII Ltd. 2015-7A BR†	2.641% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	1,202	1,136,873
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	3,316	3,208,392
KKR CLO 9 Ltd. 9 B1R†	2.969% (3 Mo. LIBOR + 1.75%	)#	7/15/2030	500	482,854
KVK CLO Ltd. 2013-A BR†	2.761% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	268	255,782
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,050	2,000,770

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A B†	2.666% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	$652	$628,496
Mariner CLO Ltd. 2017-4A D†	4.041% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	694	650,338
Mountain View CLO 2017-1A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	762	741,396
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,336	1,275,161
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	1,099	1,092,154
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,250	1,208,279
OZLM Funding III Ltd. 2013-3A A2AR†	3.048% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	1,200	1,175,245
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	884	860,807
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	670	639,347
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,528	1,542,233
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,910	1,858,463
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,118	968,239
Regatta VI Funding Ltd. 2016-1A DR†	3.835% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	250	235,693
Regatta XVI Funding Ltd. 2019-2A B†	3.953% (3 Mo. LIBOR + 2.05%	)#	1/15/2033	2,300	2,276,441
West CLO Ltd. 2014-2A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	459	445,440
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	1,661	1,733,732
Total					33,816,246
Total Asset-Backed Securities (cost $37,656,127)					36,713,346

				Shares
				(000)
COMMON STOCKS 8.13%

Aerospace/Defense 0.01%
Pacific Gas And Electric Co.				45	44,651	(b)

Auto Parts & Equipment 0.04%
Chassix Holdings, Inc.				59	446,062

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Shares		Fair
Investments	(000)		Value
Beverages 0.11%
Boston Beer Co., Inc. (The) Class A*		2	$1,180,630

Building & Construction 0.10%
DR Horton, Inc.		20	1,098,908

Building Materials 0.15%
Trex Co., Inc.*		13	1,649,548

Chemicals 0.16%
Scotts Miracle-Gro Co. (The)		13	1,720,678

Discount Stores 0.16%
Amazon.com, Inc.*		1	1,666,327

Diversified Capital Goods 0.38%
Enphase Energy, Inc.*		29	1,374,107
Rockwell Automation, Inc.		13	2,776,881
Total			4,150,988

Electronics 0.20%
IPG Photonics Corp.*		7	1,117,918
Zebra Technologies Corp. Class A*		4	1,067,312
Total			2,185,230

Energy: Exploration & Production 0.14%
MEG Energy Corp.*(c)	CAD	555	1,541,376
Templar Energy LLC Class A Units		46	3,698	(a)
Total			1,545,074

Food: Wholesale 0.56%
Beyond Meat, Inc.*		29	3,825,531
McCormick & Co., Inc.		13	2,269,536
Total			6,095,067

Gaming 0.25%
DraftKings, Inc. Class A*(d)		32	1,073,433
Penn National Gaming, Inc.*		53	1,625,156
Total			2,698,589

Health Services 0.10%
Illumina, Inc.*		3	1,109,198

Investments & Miscellaneous Financial Services 0.11%
MarketAxess Holdings, Inc.		2	1,227,254

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Shares		Fair
Investments	(000)		Value
Machinery 0.26%
Generac Holdings, Inc.*		10	$1,186,257
Roper Technologies, Inc.		4	1,634,575
Total			2,820,832

Metals/Mining (Excluding Steel) 0.16%
Pan American Silver Corp. (Canada)(e)		55	1,672,696

Personal & Household Products 0.49%
Clorox Co. (The)		13	2,819,782
Gibson Brands, Inc.		9	1,110,257	(a)
Pool Corp.		5	1,334,338
Remington Outdoor Co., Inc.		16	8,129
Total			5,272,506

Pharmaceuticals 0.38%
AstraZeneca plc ADR		21	1,108,997
NextCure, Inc.*		85	1,823,086
Regeneron Pharmaceuticals, Inc.*		2	1,145,645
Revlon, Inc.		149	49,999
Total			4,127,727

Real Estate Development & Management 0.10%
CoStar Group, Inc.*		2	1,106,513

Restaurants 0.86%
Chipotle Mexican Grill, Inc.*		2	2,192,066
Domino’s Pizza, Inc.		3	1,083,198
Shake Shack, Inc. Class A*		113	5,988,223
Total			9,263,487

Software/Services 2.02%
Adyen NV†*(c)	EUR	1	1,171,672
DocuSign, Inc.*		30	5,165,956
Fair Isaac Corp.*		4	1,670,070
Spotify Technology SA (Sweden)*(e)		15	3,977,675
Square, Inc. Class A*		26	2,745,755
Trade Desk, Inc. (The) Class A*		4	1,778,031
Twilio, Inc. Class A*		11	2,377,416
Tyler Technologies, Inc.*		5	1,675,777
Veeva Systems, Inc. Class A*		5	1,235,159
Total			21,797,511

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Shares	Fair
Investments				(000)	Value
Specialty Retail 0.75%
Chewy, Inc. Class A*				34	$1,502,567
Claires Holdings LLC				1	369,083
Lululemon Athletica, Inc. (Canada)*(e)				6	1,725,103
NIKE, Inc. Class B				12	1,217,781
SiteOne Landscape Supply, Inc.*				15	1,722,315
Wayfair, Inc. Class A*				8	1,565,862
Total					8,102,711

Support: Services 0.10%
Booz Allen Hamilton Holding Corp.				14	1,050,943

Technology Hardware & Equipment 0.21%
Analog Devices, Inc.				9	1,136,505
NVIDIA Corp.				3	1,161,765
Total					2,298,270

Theaters & Entertainment 0.15%
Activision Blizzard, Inc.				22	1,642,172

Transportation: Infrastructure/Services 0.08%
ACBL Holdings Corp.				4	111,994	(b)
ACBL Holdings Corp.				14	342,725	(b)
ACBL Holdings Corp.				17	422,600	(b)
Total					877,319

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.				7	1,114,885
Total Common Stocks (cost $85,077,971)					87,965,776

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)

CONVERTIBLE BOND 0.61%

Automakers
Tesla, Inc. (cost $4,427,934)	2.00%		5/15/2024	$1,881	6,604,503

FLOATING RATE LOANS(f) 6.45%

Aerospace/Defense 0.08%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	656	567,637

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)
Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)(e)	0.50% (3 Mo. LIBOR +13.50%	)	3/6/2025	$676	$299,021
Total					866,658

Air Transportation 0.30%
American Airlines, Inc. 2018 Term Loan B	1.934% (1 Mo. LIBOR + 1.75%	)	6/27/2025	3,437	2,460,947
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/12/2024	747	733,197
Total					3,194,144

Auto Parts & Equipment 0.13%
American Axle and Manufacturing, Inc. Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	4/6/2024	1,430	1,361,661

Building Materials 0.28%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	1,809	1,763,329
Yak Access, LLC 2018 1st Lien Term Loan B	5.308% (3 Mo. LIBOR + 5.00%	)	7/11/2025	1,512	1,224,651	(g)
Total					2,987,980

Cable & Satellite Television 0.10%
Charter Communications Operating, LLC 2019 Term Loan B2	1.93% (1 Mo. LIBOR + 1.75%	)	2/1/2027	1,174	1,132,979

Chemicals 0.25%
Illuminate Buyer, LLC Term Loan	–	(h)	6/16/2027	1,127	1,111,703
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	3.188% (1 Mo. LIBOR + 3.00%	)	10/1/2025	1,712	1,613,780
Total					2,725,483

Diversified Capital Goods 0.17%
Granite Holdings US Acquisition Co. Term Loan B	6.322% (3 Mo. LIBOR + 5.25%	)	9/30/2026	1,729	1,521,195	(g)
UTEX Industries Inc. 1st Lien Term loan 2014	–	(h)	5/22/2021	962	268,536
Total					1,789,731

Electric: Generation 0.18%
Astoria Energy LLC Term Loan B	5.00% (1 Mo. LIBOR + 4.00%	)	12/24/2021	1,134	1,122,576
Frontera Generation Holdings LLC 2018 Term Loan B	5.385% (1 Mo. LIBOR + 4.25%	)	5/2/2025	1,390	862,904
Total					1,985,480

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.38%
Pacific Gas & Electric Company Revolver	5.497% (3 Mo. LIBOR + 0.50%	)	4/27/2022	$3,754	$4,089,025

Food: Wholesale 0.37%
Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(e)	2.428% (1 Mo. LIBOR + 2.25%	)	1/29/2027	1,072	1,011,408
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(e)	3.072% (2 Mo. LIBOR + 2.00%	)	5/1/2026	874	839,471
United Natural Foods, Inc. Term Loan B	4.428% (1 Mo. LIBOR + 4.25%	)	10/22/2025	2,204	2,112,996
Total					3,963,875

Gaming 0.31%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (3 Mo. LIBOR + 2.25%	)	10/15/2025	1,062	996,289
Playtika Holding Corp Term Loan B	7.072% (3 Mo. LIBOR + 6.00%	)	12/10/2024	2,301	2,304,287
Total					3,300,576

Gas Distribution 0.10%
Buckeye Partners, L.P. 2019 Term Loan B	2.923% (1 Mo. LIBOR + 2.75%	)	11/1/2026	1,156	1,111,003

Health Facilities 0.11%
WP CityMD Bidco LLC 2019 Term Loan B	4.806% (6 Mo. LIBOR + 4.50%	)	8/13/2026	1,147	1,133,147

Health Services 0.75%
Da Vinci Purchaser Corp. 2019 Term Loan	5.238% (6 Mo. LIBOR + 4.00%	)	1/8/2027	1,186	1,158,023
Global Medical Response, Inc. 2018 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	4/28/2022	1,303	1,257,914
National Mentor Holdings, Inc. 2019 Term Loan B	4.43% (1 Mo. LIBOR + 4.25%	)	3/9/2026	669	648,451
National Mentor Holdings, Inc. 2019 Term Loan C	4.43% (3 Mo. LIBOR + 4.25%	)	3/9/2026	30	29,525
Parexel International Corporation Term Loan B	2.928% (1 Mo. LIBOR + 2.75%	)	9/27/2024	1,200	1,141,480
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.928% (1 Mo. LIBOR + 3.75%	)	11/17/2025	2,022	1,901,838
U.S. Renal Care, Inc. 2019 Term Loan B	5.178% (1 Mo. LIBOR + 5.00%	)	6/26/2026	2,089	2,015,797
Total					8,153,028

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.10%
Hub International Limited 2018 Term Loan B	4.02% (3 Mo. LIBOR + 3.00%	)	4/25/2025	$1,170	$1,115,695

Machinery 0.13%
Vertical US Newco Inc. Term Loan B	–	(h)	7/1/2027	1,437	1,419,047

Media: Content 0.09%
Univision Communications Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 2.75%	)	3/13/2026	534	500,683
Univision Communications Inc. Term Loan C5	2.928% (1 Mo. LIBOR + 2.75%	)	3/15/2024	558	518,451
Total					1,019,134

Personal & Household Products 0.40%
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	105	84,207	(g)
Revlon Consumer Products Corporation 2020 PIK Term Loan B1	12.00% (6 Mo. LIBOR + 2.00%	)	6/30/2025	1,894	1,877,154
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	2,110	1,297,594
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	9/25/2024	1,206	1,119,153
Total					4,378,108

Rail 0.16%
Genesee & Wyoming Inc. (New) Term Loan	2.308% (3 Mo. LIBOR + 2.00%	)	12/30/2026	1,736	1,675,954

Recreation & Travel 0.30%
Alterra Mountain Company Term Loan B1	2.928% (1 Mo. LIBOR + 2.75%	)	7/31/2024	1,132	1,071,847
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(e)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	1,198	1,144,475
Life Time Fitness Inc 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/10/2022	1,199	1,072,335
Total					3,288,657

Restaurants 0.30%
IRB Holding Corp 2020 Term Loan B	3.75% (1 Mo. LIBOR + 2.75%	)	2/5/2025	1,776	1,646,451
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 2.25%	)	7/18/2022	1,688	1,586,532
Total					3,232,983

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.45%
Cornerstone OnDemand, Inc. Term Loan B	5.348% (2 Mo. LIBOR + 4.25%	)	4/22/2027	$1,037	$1,022,366
Ellie Mae, Inc. Term Loan	4.058% (3 Mo. LIBOR + 3.75%	)	4/17/2026	1,649	1,605,320
Tibco Software Inc. 2020 Term Loan B	3.93% (1 Mo. LIBOR + 3.75%	)	6/30/2026	1,145	1,085,120
Ultimate Software Group Inc. (The) Term Loan B	3.928% (1 Mo. LIBOR + 3.75%	)	5/4/2026	1,210	1,175,280
Total					4,888,086

Specialty Retail 0.30%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.435% (1 Mo. LIBOR + 2.25%	)	2/3/2024	1,697	1,646,327
Claire’s Stores, Inc. 2019 Term Loan B	6.808% (3 Mo. LIBOR + 6.50%	)	12/18/2026	684	549,031
PetSmart, Inc. Consenting Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	3/11/2022	1,008	997,349
Total					3,192,707

Support: Services 0.56%
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	2/3/2025	1,188	1,134,279
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.561% (3 Mo. LIBOR + 8.25%	)	4/10/2026	1,300	1,148,875
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.428% (3 Mo. LIBOR + 3.25%	)	10/20/2025	1,959	1,625,232
Pike Corporation 2019 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	7/24/2026	1,150	1,120,546
Trans Union, LLC 2019 Term Loan B5	1.928% (1 Mo. LIBOR + 1.75%	)	11/16/2026	1,104	1,059,264
Total					6,088,196

Telecommunications: Wireless 0.15%
Xplornet Communications, Inc. 2020 Term Loan B (Canada)(e)	4.928% (1 Mo. LIBOR + 4.75%	)	5/29/2027	1,696	1,625,275
Total Floating Rate Loans (cost $72,275,567)					69,718,612

FOREIGN GOVERNMENT OBLIGATIONS 2.03%

Argentina 0.38%
Ciudad Autonoma De Buenos Aires†(e)	7.50%		6/1/2027	2,108	1,626,322
Province of Santa Fe†(e)	6.90%		11/1/2027	2,051	1,207,526
Provincia de Mendoza†(e)	8.375%		5/19/2024	1,987	1,053,130
Provincia of Neuquen†(e)	7.50%		4/27/2025	388	192,064
Total					4,079,042

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Egypt 0.25%
Arab Republic of Egypt†(e)	5.577%	2/21/2023		$2,626	$2,691,650

Honduras 0.10%
Honduras Government†(e)	5.625%	6/24/2030		1,087	1,108,197

Ivory Coast 0.11%
Ivory Coast Government International Bond†(c)	5.875%	10/17/2031	EUR	1,090	1,153,691

Kenya 0.35%
Republic of Kenya†(e)	7.25%	2/28/2028		$1,918	1,901,774
Republic of Kenya†(e)	8.25%	2/28/2048		1,924	1,902,692
Total					3,804,466

Mongolia 0.20%
Development Bank of Mongolia LLC†(e)	7.25%	10/23/2023		2,254	2,194,401

Peru 0.06%
Republic of Peru(e)	2.392%	1/23/2026		630	655,515

Ukraine 0.32%
Ukraine Government†(e)	7.375%	9/25/2032		3,394	3,420,259

United Arab Emirates 0.26%
Abu Dhabi Government International†(e)	3.125%	5/3/2026		2,607	2,835,021
Total Foreign Government Obligations (cost $23,445,280)					21,942,242

HIGH YIELD CORPORATE BONDS 72.31%

Aerospace/Defense 1.47%
Boeing Co. (The)	4.508%	5/1/2023		2,643	2,792,577
Boeing Co. (The)	5.805%	5/1/2050		1,762	2,083,740
Carrier Global Corp.†	2.70%	2/15/2031		763	759,942
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025		714	776,125
Leidos, Inc.†	3.625%	5/15/2025		1,212	1,326,079
Raytheon Technologies Corp.	4.125%	11/16/2028		1,625	1,916,348
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		3,272	2,962,600
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026		27	27,097
TransDigm, Inc.†	6.25%	3/15/2026		1,048	1,049,153
TransDigm, Inc.	6.375%	6/15/2026		1,282	1,174,004
Triumph Group, Inc.	5.25%	6/1/2022		1,045	897,148
Total					15,764,813

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 1.19%
Alaska Airlines 2020-1 Class A Pass Through Trust†(i)	4.80%	2/15/2029		$1,151	$1,171,143
Azul Investments LLP†	5.875%	10/26/2024		2,821	1,326,279
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(e)	4.125%	3/20/2033		708	582,672
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(e)	3.35%	12/15/2030		1,191	987,150
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(e)	3.30%	6/15/2034		1,933	1,751,060
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025		1,949	1,953,497
Delta Air Lines, Inc.†	7.00%	5/1/2025		2,118	2,188,569
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029		1,000	880,956
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†(i)	6.50%	6/20/2027		1,989	1,998,945
Total					12,840,271

Auto Loans 0.50%
General Motors Financial Co., Inc.	2.75%	6/20/2025		2,413	2,380,670
General Motors Financial Co., Inc.	5.10%	1/17/2024		402	429,969
General Motors Financial Co., Inc.	5.25%	3/1/2026		1,632	1,779,873
Mclaren Finance plc(c)	5.00%	8/1/2022	GBP	900	783,948
Total					5,374,460

Auto Parts & Equipment 0.55%
Adient US LLC†	7.00%	5/15/2026		$994	1,030,415
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%	5/15/2027		1,643	1,655,281
Lear Corp.	3.50%	5/30/2030		290	290,380
Lear Corp.	3.80%	9/15/2027		938	952,508
Lear Corp.	4.25%	5/15/2029		1,100	1,130,431
Magna International, Inc. (Canada)(e)	2.45%	6/15/2030		875	896,679
Total					5,955,694

Automakers 2.29%
Aston Martin Capital Holdings Ltd.(c)	5.75%	4/15/2022	GBP	1,074	1,202,705
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%	4/15/2022		$1,281	1,158,024
BMW US Capital LLC†	4.15%	4/9/2030		2,241	2,586,951
Ford Motor Co.	9.00%	4/22/2025		5,024	5,441,620
Ford Motor Co.	9.625%	4/22/2030		1,510	1,791,124
General Motors Co.	6.125%	10/1/2025		2,493	2,804,779
Mclaren Finance plc. (United Kingdom)†(e)	5.75%	8/1/2022		657	464,828
Tesla, Inc.†	5.30%	8/15/2025		6,185	6,185,650

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automakers (continued)
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		$1,693	$1,819,826
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030		1,177	1,304,324
Total						24,759,831

Banking 4.81%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025		1,705	1,885,386
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025		1,203	1,282,983
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023		1,197	1,291,933
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%	)#	–	(j)	1,026	1,139,081
Bank Leumi Le-Israel BM (Israel)†(e)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031		1,243	1,211,751
Bank of America Corp.	4.45%		3/3/2026		1,137	1,306,504
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023		2,192	2,356,008
BankUnited, Inc.	4.875%		11/17/2025		1,178	1,288,326
BBVA USA	3.875%		4/10/2025		1,353	1,430,238
BNP Paribas SA (France)†(e)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(j)	2,491	2,184,296
CIT Group, Inc.	5.25%		3/7/2025		527	547,366
CIT Group, Inc.	6.125%		3/9/2028		3,668	3,974,498
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,327,322
Credit Suisse Group AG (Switzerland)†(e)	5.10% (5 Yr Treasury CMT + 3.29%	)#	–	(j)	1,964	1,863,345
Fifth Third Bancorp	8.25%		3/1/2038		377	612,056
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		1,746	1,794,015
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,672,871
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,100	1,240,570
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		1,656	1,676,416
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(j)	1,217	1,031,923
ING Groep NV (Netherlands)(e)	5.75% (5 Yr Treasury CMT + 4.34%	)#	–	(j)	2,544	2,527,044
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026		4,060	4,305,882
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,306	1,459,142
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(j)	1,375	1,227,669
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(j)	1,088	1,115,654
Kookmin Bank (South Korea)†(e)	1.75%		5/4/2025		1,560	1,595,919
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(j)	2,136	2,116,424
Morgan Stanley	3.125%		7/27/2026		1,144	1,263,151

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Popular, Inc.	6.125%		9/14/2023		$1,370	$1,388,694
SVB Financial Group	3.125%		6/5/2030		978	1,049,506
US Bancorp	3.00%		7/30/2029		1,090	1,184,437
Washington Mutual Bank(k)	6.875%		6/15/2011		1,250	125	(b)
Webster Financial Corp.	4.10%		3/25/2029		1,622	1,724,440
Total						52,074,975

Beverages 1.00%
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,783,124
Bacardi Ltd.†	4.70%		5/15/2028		1,843	2,086,870
Becle SAB de CV (Mexico)†(e)	3.75%		5/13/2025		1,438	1,527,022
Brown-Forman Corp.	3.50%		4/15/2025		797	894,025
Brown-Forman Corp.	4.50%		7/15/2045		1,192	1,437,440
PepsiCo, Inc.	3.60%		3/1/2024		978	1,076,902
Suntory Holdings Ltd. (Japan)†(e)	2.25%		10/16/2024		1,913	1,993,643
Total						10,799,026

Brokerage 0.16%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(j)	1,591	1,703,675

Building & Construction 1.38%
Beazer Homes USA, Inc.	7.25%		10/15/2029		1,164	1,129,842
Century Communities, Inc.	5.875%		7/15/2025		214	213,710
Century Communities, Inc.	6.75%		6/1/2027		856	862,767
D.R. Horton, Inc.	2.60%		10/15/2025		697	733,511
ITR Concession Co. LLC†	5.183%		7/15/2035		785	905,634
Lennar Corp.	4.75%		11/15/2022		1,304	1,357,757
Lennar Corp.	4.75%		5/30/2025		645	690,218
Lennar Corp.	4.75%		11/29/2027		661	718,639
NVR, Inc.	3.00%		5/15/2030		1,952	2,042,253
PulteGroup, Inc.	6.375%		5/15/2033		2,250	2,641,556
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025		1,208	1,218,443
Toll Brothers Finance Corp.	4.875%		3/15/2027		1,084	1,168,482
Toll Brothers Finance Corp.	5.625%		1/15/2024		1,208	1,296,963
Total						14,979,775

Building Materials 0.82%
Allegion plc (Ireland)(e)	3.50%		10/1/2029		918	966,031
Ferguson Finance PLC (United Kindom)†(e)	3.25%		6/2/2030		1,509	1,548,803
Hillman Group, Inc. (The)†	6.375%		7/15/2022		1,311	1,214,622

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Masonite International Corp.†	5.375%	2/1/2028	$823	$842,908
Owens Corning, Inc.	4.30%	7/15/2047	1,670	1,701,443
Owens Corning, Inc.	4.40%	1/30/2048	1,255	1,310,001
Vulcan Materials Co.	4.50%	6/15/2047	1,186	1,327,612
Total				8,911,420

Cable & Satellite Television 2.23%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,883,327
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	3,946	4,090,207
CSC Holdings LLC†	5.50%	4/15/2027	2,372	2,470,438
CSC Holdings LLC†	5.75%	1/15/2030	1,274	1,332,470
CSC Holdings LLC†	6.50%	2/1/2029	1,046	1,144,716
DISH DBS Corp.	7.75%	7/1/2026	8,672	9,209,491
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	1,133	1,157,575
VTR Finance NV (Chile)†(e)(i)	6.375%	7/15/2028	287	295,974
Ziggo BV (Netherlands)†(e)	5.50%	1/15/2027	1,491	1,518,039
Total				24,102,237

Chemicals 0.72%
CF Industries, Inc.†	4.50%	12/1/2026	1,047	1,154,573
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	2,259	2,463,584
FMC Corp.	3.45%	10/1/2029	1,050	1,142,731
OCI NV (Netherlands)†(e)	6.625%	4/15/2023	678	684,780
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%	1/19/2023	2,233	2,293,707
Total				7,739,375

Consumer/Commercial/Lease Financing 0.70%
American Tower Corp.	2.95%	1/15/2025	1,132	1,231,463
Navient Corp.	6.125%	3/25/2024	1,728	1,646,983
Navient Corp.	6.75%	6/25/2025	1,448	1,389,175
Navient Corp.	6.75%	6/15/2026	1,633	1,522,470
Quicken Loans LLC†	5.25%	1/15/2028	1,111	1,158,667
USAA Capital Corp.†	2.125%	5/1/2030	609	627,821
Total				7,576,579

Department Stores 0.10%
Macy’s, Inc.†	8.375%	6/15/2025	1,118	1,114,506

Discount Stores 1.10%
Amazon.com, Inc.	4.25%	8/22/2057	1,325	1,779,902
Amazon.com, Inc.	4.80%	12/5/2034	2,179	2,969,823

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Discount Stores (continued)
Amazon.com, Inc.	5.20%	12/3/2025	$3,295	$4,047,498
Costco Wholesale Corp.	1.75%	4/20/2032	1,511	1,539,549
Dollar General Corp.	3.50%	4/3/2030	1,350	1,515,281
Total				11,852,053

Diversified Capital Goods 0.66%
BCD Acquisition, Inc.†	9.625%	9/15/2023	1,128	1,080,754
Dover Corp.	2.95%	11/4/2029	1,320	1,417,595
Leggett & Platt, Inc.	4.40%	3/15/2029	974	1,048,518
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	3.25%	5/27/2025	1,235	1,371,751
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,338	1,379,206
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	794	884,632
Total				7,182,456

Electric: Distribution/Transportation 0.94%
Adani Transmission Ltd. (India)†(e)	4.25%	5/21/2036	995	961,009
Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,338,844
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	1,205	1,415,025
Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	1,689	1,698,180
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,318,258
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,264,261
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	1,951	2,160,518
Total				10,156,095

Electric: Generation 2.05%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(e)	4.625%	10/15/2039	1,449	1,391,064
Calpine Corp.†	5.125%	3/15/2028	328	321,317
Clearway Energy Operating LLC†	4.75%	3/15/2028	656	669,697
Clearway Energy Operating LLC	5.75%	10/15/2025	844	878,608
Dayton Power & Light Co. (The)	3.95%	6/15/2049	898	960,721
DPL, Inc.	4.35%	4/15/2029	1,537	1,558,655
Exelon Generation Co. LLC	3.25%	6/1/2025	1,168	1,260,472
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	909	899,702
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,442	2,444,186
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,791,434
NRG Energy, Inc.†	3.75%	6/15/2024	1,802	1,905,832
NRG Energy, Inc.†	4.45%	6/15/2029	518	546,206
NRG Energy, Inc.†	5.25%	6/15/2029	632	666,510

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
NRG Energy, Inc.	5.75%	1/15/2028	$3,273	$3,460,592
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,346	1,364,029
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,509,688
TerraForm Power Operating LLC†	5.00%	1/31/2028	561	587,544
Total				22,216,257

Electric: Integrated 2.72%
AES Corp. (The)	5.125%	9/1/2027	553	575,112
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,446,544
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	1,217	1,354,917
Avangrid, Inc.	3.80%	6/1/2029	486	565,180
Black Hills Corp.	4.35%	5/1/2033	1,155	1,315,861
El Paso Electric Co.	5.00%	12/1/2044	1,203	1,428,626
Electricite de France SA (France)†(e)	3.625%	10/13/2025	1,044	1,173,124
Enel Finance International NV (Netherlands)†(e)	2.65%	9/10/2024	1,493	1,561,394
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	1,829	1,969,703
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,836,700
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,217,255
Eskom Holdings SOC Ltd. (South Africa)†(e)	7.125%	2/11/2025	1,507	1,401,887
Exelon Corp.	4.05%	4/15/2030	772	893,017
Florida Power & Light Co.	2.85%	4/1/2025	1,098	1,203,002
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	808	847,895
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,911,429
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,228,200
Ohio Power Co.	4.00%	6/1/2049	1,172	1,424,086
Ohio Power Co.	4.15%	4/1/2048	1,223	1,509,529
Puget Energy, Inc.†	4.10%	6/15/2030	1,733	1,916,705
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,479,225
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,212,111
Total				29,471,502

Electronics 1.35%
Amphenol Corp.	2.05%	3/1/2025	936	978,024
Amphenol Corp.	2.80%	2/15/2030	1,875	1,997,309
KLA Corp.	4.10%	3/15/2029	776	916,262
Lam Research Corp.	4.875%	3/15/2049	1,558	2,163,264
Micron Technology, Inc.	5.327%	2/6/2029	1,763	2,111,659
NVIDIA Corp.	3.20%	9/16/2026	1,872	2,123,359
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(e)	3.40%	5/1/2030	1,117	1,204,418

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)
Trimble, Inc.	4.75%	12/1/2024	$1,455	$1,584,712
Xilinx, Inc.	2.95%	6/1/2024	1,445	1,551,716
Total				14,630,723

Energy: Exploration & Production 3.93%
Apache Corp.	4.25%	1/15/2030	1,920	1,662,541
Apache Corp.	4.375%	10/15/2028	1,174	1,037,211
Apache Corp.	4.75%	4/15/2043	698	562,852
Apache Corp.	5.10%	9/1/2040	1,118	919,842
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,270	1,033,221
Callon Petroleum Co.	6.125%	10/1/2024	1,232	422,730
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211	1,179,701
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838	1,512,384
Continental Resources, Inc.	4.375%	1/15/2028	2,148	1,894,558
Continental Resources, Inc.	4.50%	4/15/2023	1,168	1,117,834
Diamondback Energy, Inc.	3.50%	12/1/2029	1,267	1,226,434
Diamondback Energy, Inc.	4.75%	5/31/2025	515	551,366
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,086,218
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,114	1,072,019
EQT Corp.	6.125%	2/1/2025	1,604	1,601,209
HighPoint Operating Corp.	7.00%	10/15/2022	1,144	278,581
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,270	1,096,829
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,114	897,951
Indigo Natural Resources LLC†	6.875%	2/15/2026	2,372	2,213,444
Jagged Peak Energy LLC	5.875%	5/1/2026	753	732,643
Laredo Petroleum, Inc.	10.125%	1/15/2028	2,341	1,621,143
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	1,504	1,293,598
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	3,299	2,750,541
Murphy Oil Corp.	5.75%	8/15/2025	1,165	1,055,053
Murphy Oil Corp.	5.875%	12/1/2027	1,115	982,248
Murphy Oil Corp.	6.875%	8/15/2024	988	926,354
Oasis Petroleum, Inc.†	6.25%	5/1/2026	345	58,014
Oasis Petroleum, Inc.	6.875%	3/15/2022	1,562	262,611
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	1,212	1,181,324
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	1,673	1,651,778
PDC Energy, Inc.	5.75%	5/15/2026	2,368	2,162,351
Seven Generations Energy Ltd. (Canada)†(e)	5.375%	9/30/2025	1,272	1,123,322
SM Energy Co.	6.625%	1/15/2027	1,053	519,029
SM Energy Co.	6.75%	9/15/2026	1,303	659,891

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Southwestern Energy Co.	6.20%	1/23/2025	$723	$621,317
Southwestern Energy Co.	7.50%	4/1/2026	376	330,299
Southwestern Energy Co.	7.75%	10/1/2027	1,120	977,934
Texaco Capital, Inc.	8.625%	11/15/2031	722	1,160,387
WPX Energy, Inc.	5.25%	10/15/2027	1,110	1,038,824
Total				42,475,586

Environmental 0.10%
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,094,302

Food & Drug Retailers 0.36%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	712	712,751
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	1,224	1,253,535
Rite Aid Corp.†	6.125%	4/1/2023	1,937	1,886,880
Total				3,853,166

Food: Wholesale 2.39%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	1,939	1,748,125
BRF SA (Brazil)†(e)	4.875%	1/24/2030	1,386	1,308,038
Campbell Soup Co.	3.125%	4/24/2050	2,821	2,898,883
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,270,167
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	1,241	1,170,958
General Mills, Inc.	2.875%	4/15/2030	505	550,176
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	3,253	3,443,528
Kraft Heinz Foods Co.†	3.75%	4/1/2030	730	754,203
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,277	1,256,874
Kraft Heinz Foods Co.	4.625%	1/30/2029	376	405,529
Kraft Heinz Foods Co.	5.00%	7/15/2035	869	956,863
Kraft Heinz Foods Co.	5.00%	6/4/2042	1,219	1,285,737
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	989	1,028,664
McCormick & Co., Inc.	2.50%	4/15/2030	1,046	1,093,202
McCormick & Co., Inc.	4.20%	8/15/2047	1,393	1,661,981
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	1,387	1,413,716
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,168	2,347,078
Sysco Corp.	2.40%	2/15/2030	1,250	1,237,966
Total				25,831,688

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Forestry/Paper 0.10%
Norbord, Inc. (Canada)†(e)	6.25%		4/15/2023		$1,060	$1,122,164

Gaming 2.01%
Boyd Gaming Corp.†	4.75%		12/1/2027		798	686,551
Boyd Gaming Corp.	6.00%		8/15/2026		1,197	1,117,471
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%		10/15/2025		1,593	1,388,315
Colt Merger Sub, Inc.†(i)	5.75%		7/1/2025		619	623,643
Colt Merger Sub, Inc.†(i)	8.125%		7/1/2027		1,023	997,425
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		1,278	1,265,974
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		1,666	1,840,272
Las Vegas Sands Corp.	3.50%		8/18/2026		1,000	997,986
Las Vegas Sands Corp.	3.90%		8/8/2029		1,226	1,209,432
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025		889	874,625
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		1,181	984,535
Penn National Gaming, Inc.†	5.625%		1/15/2027		2,251	2,107,926
Scientific Games International, Inc.†	7.00%		5/15/2028		1,136	910,720
Scientific Games International, Inc.†	7.25%		11/15/2029		1,145	917,935
Scientific Games International, Inc.†	8.25%		3/15/2026		767	682,020
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%		7/15/2026		1,147	1,211,731
Wynn Macau Ltd. (Macau)†(e)	5.125%		12/15/2029		1,194	1,161,165
Wynn Macau Ltd. (Macau)†(e)	5.50%		10/1/2027		2,772	2,752,333
Total						21,730,059

Gas Distribution 2.60%
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028		1,300	1,317,628
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		3,170	2,327,715
Colonial Enterprises, Inc.†	3.25%		5/15/2030		748	811,828
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		1,175	1,290,991
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		1,145	1,286,480
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029		2,222	2,398,082
National Fuel Gas Co.	5.50%		1/15/2026		3,268	3,480,334
NGPL PipeCo LLC†	4.875%		8/15/2027		2,012	2,211,926
Northern Natural Gas Co.†	4.30%		1/15/2049		1,811	2,169,676
ONE Gas, Inc.	4.50%		11/1/2048		1,149	1,458,110
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(j)	1,880	1,343,788
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125	1,257,554
Sabine Pass Liquefaction LLC†	4.50%		5/15/2030		909	1,005,637

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Southern Star Central Corp.†	5.125%	7/15/2022	$1,145	$1,145,194
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%	11/1/2028	2,056	2,248,976
Western Midstream Operating LP	3.10%	2/1/2025	240	227,947
Western Midstream Operating LP	3.95%	6/1/2025	249	234,488
Western Midstream Operating LP	4.05%	2/1/2030	2,002	1,934,382
Total				28,150,736

Health Facilities 3.14%
AHP Health Partners, Inc.†	9.75%	7/15/2026	1,193	1,230,055
Ascension Health	3.945%	11/15/2046	1,017	1,275,259
CHS/Community Health Systems, Inc.†	8.125%	6/30/2024	1,349	908,032
Dignity Health	3.812%	11/1/2024	675	709,999
HCA, Inc.	5.50%	6/15/2047	3,383	4,127,638
HCA, Inc.	7.05%	12/1/2027	390	437,410
HCA, Inc.	7.58%	9/15/2025	552	637,560
HCA, Inc.	7.69%	6/15/2025	1,240	1,418,120
HCA, Inc.	8.36%	4/15/2024	261	301,455
LifePoint Health, Inc.†	4.375%	2/15/2027	1,635	1,549,163
MEDNAX, Inc.†	6.25%	1/15/2027	1,857	1,863,416
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,944,035
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566	1,677,859
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,192	1,228,541
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	2,210,451
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,349,592
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	1,160	1,210,728
Quest Diagnostics, Inc.	2.80%	6/30/2031	896	941,243
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	1,512	1,431,584
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	1,663	1,701,507
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	1,129	1,133,019
Tenet Healthcare Corp.†	4.875%	1/1/2026	835	819,118
Tenet Healthcare Corp.†	6.25%	2/1/2027	2,370	2,359,619
Tenet Healthcare Corp.	6.75%	6/15/2023	1,513	1,503,166
Total				33,968,569

Health Services 0.69%
CVS Health Corp.	3.625%	4/1/2027	1,079	1,213,839
DaVita, Inc.	5.00%	5/1/2025	1,415	1,448,253
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,379	1,253,428

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
Montefiore Obligated Group	5.246%		11/1/2048	$1,553	$1,737,648
Verscend Escrow Corp.†	9.75%		8/15/2026	1,692	1,827,910
Total					7,481,078

Hotels 0.59%
ESH Hospitality, Inc.†	4.625%		10/1/2027	712	670,483
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	1,332	1,315,057
Hilton Domestic Operating Co., Inc.	5.125%		5/1/2026	3,304	3,301,324
Marriott International, Inc.	5.75%		5/1/2025	1,046	1,141,142
Total					6,428,006

Insurance Brokerage 0.22%
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	1,230	1,245,635
HUB International Ltd.†	7.00%		5/1/2026	1,133	1,134,139
Total					2,379,774

Integrated Energy 2.55%
Cenovus Energy, Inc. (Canada)(e)	5.40%		6/15/2047	5,951	5,113,889
Exxon Mobil Corp.	3.043%		3/1/2026	1,101	1,210,869
Hess Corp.	5.60%		2/15/2041	1,922	2,018,702
Hess Corp.	5.80%		4/1/2047	2,018	2,192,567
Lukoil Securities BV (Netherlands)†(e)	3.875%		5/6/2030	2,750	2,870,313
Occidental Petroleum Corp.	2.70%		8/15/2022	3,329	3,105,275
Occidental Petroleum Corp.	2.70%		2/15/2023	433	396,736
Occidental Petroleum Corp.	3.125%		2/15/2022	999	961,737
Petrobras Global Finance BV (Netherlands)(e)	5.60%		1/3/2031	1,538	1,546,267
Petroleos Mexicanos (Mexico)(e)	6.875%		8/4/2026	2,923	2,768,534
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		4/16/2049	2,191	2,481,458
Shell International Finance BV (Netherlands)(e)	6.375%		12/15/2038	1,973	2,962,785
Total					27,629,132

Investments & Miscellaneous Financial Services 0.28%
AG Issuer LLC†	6.25%		3/1/2028	527	491,428
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	1,657	1,114,332
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377	1,456,524
Total					3,062,284

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance 0.63%
AIA Group Ltd. (Hong Kong)†(e)	3.375%	4/7/2030		$1,304	$1,426,236
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		2,206	2,530,203
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889	1,058,271
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,834,577
Total					6,849,287

Machinery 0.48%
IDEX Corp.	3.00%	5/1/2030		1,082	1,130,216
Itron, Inc.†	5.00%	1/15/2026		1,123	1,122,787
Roper Technologies, Inc.	4.20%	9/15/2028		925	1,085,264
Vertical Holdco GmbH(c)(i)	6.625%	7/15/2028	EUR	667	749,374
Xylem, Inc.	3.25%	11/1/2026		$1,004	1,109,782
Total					5,197,423

Managed Care 1.25%
Anthem, Inc.	2.25%	5/15/2030		1,799	1,853,211
Centene Corp.	3.375%	2/15/2030		2,131	2,155,027
Centene Corp.	4.25%	12/15/2027		1,513	1,564,783
Centene Corp.	4.625%	12/15/2029		2,201	2,335,855
Centene Corp.†	5.375%	6/1/2026		1,131	1,177,060
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	2,157,389
Molina Healthcare, Inc.†	4.875%	6/15/2025		1,088	1,097,406
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		1,276	1,191,446
Total					13,532,177

Media: Content 1.45%
AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,296,066
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		2,019	1,473,709
Gray Television, Inc.†	5.875%	7/15/2026		1,163	1,161,331
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	3,466	4,065,427
Netflix, Inc.†(c)	3.625%	6/15/2030	EUR	1,020	1,181,667
Netflix, Inc.†(c)	3.875%	11/15/2029	EUR	765	905,188
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,287,442
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		1,682	1,686,255
Univision Communications, Inc.†	5.125%	2/15/2025		1,697	1,603,674
Total					15,660,759

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.33%
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030	$1,365	$1,385,727
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	2,056	2,157,448
Total				3,543,175

Medical Products 0.60%
Alcon Finance Corp.†	2.60%	5/27/2030	1,552	1,597,138
Baxter International, Inc.†	3.75%	10/1/2025	940	1,071,735
Boston Scientific Corp.	7.00%	11/15/2035	1,473	2,093,773
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411	1,684,134
Total				6,446,780

Metals/Mining (Excluding Steel) 1.22%
Anglo American Capital PLC (United Kingdom)†(e)	5.625%	4/1/2030	1,100	1,330,951
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	1,143	1,122,786
Corp. Nacional del Cobre de Chile (Chile)†(e)	3.75%	1/15/2031	373	407,808
Freeport-McMoRan, Inc.	3.875%	3/15/2023	1,600	1,605,280
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,375	1,336,961
Freeport-McMoRan, Inc.	4.25%	3/1/2030	1,107	1,074,831
Hecla Mining Co.	7.25%	2/15/2028	1,233	1,254,577
Mirabela Nickel Ltd. (Australia)(e)	1.00%	9/10/2044	15	2	(b)
Newmont Corp.	2.25%	10/1/2030	2,118	2,150,759
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,175	1,131,660
Teck Resources Ltd. (Canada)†(e)	3.90%	7/15/2030	691	693,377
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,080,188
Total				13,189,180

Monoline Insurance 0.18%
Fidelity National Financial, Inc.	4.50%	8/15/2028	1,693	1,907,936

Multi-Line Insurance 0.11%
Assurant, Inc.	3.70%	2/22/2030	1,158	1,168,449

Non-Electric Utilities 0.14%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,505,858

Oil Field Equipment & Services 0.51%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	1,779	2,110,561
Oceaneering International, Inc.	4.65%	11/15/2024	903	684,587
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	1,473,254
Transocean Pontus Ltd.†	6.125%	8/1/2025	748	658,381

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Transocean Proteus Ltd.†	6.25%	12/1/2024	$649	$600,649
Total				5,527,432

Oil Refining & Marketing 0.44%
Citgo Holding, Inc.†	9.25%	8/1/2024	1,769	1,764,577
CITGO Petroleum Corp.†	7.00%	6/15/2025	888	891,330
PBF Holding Co. LLC/PBF Finance Corp.†	6.00%	2/15/2028	1,419	1,181,318
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	876	936,773
Total				4,773,998

Packaging 0.31%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,519,760
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,257,224
Trivium Packaging Finance BV (Netherlands)†(e)	5.50%	8/15/2026	534	541,342
Total				3,318,326

Personal & Household Products 1.46%
Clorox Co. (The)	1.80%	5/15/2030	898	907,724
Coty, Inc.†	6.50%	4/15/2026	1,476	1,259,257
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,427,338
Hasbro, Inc.	5.10%	5/15/2044	1,761	1,805,318
Mattel, Inc.†	6.75%	12/31/2025	1,676	1,741,758
Newell Brands, Inc.	4.70%	4/1/2026	4,710	4,947,196
Newell Brands, Inc.	5.875%	4/1/2036	1,082	1,159,092
Revlon Consumer Products Corp.	5.75%	2/15/2021	147	90,084
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,510,979
Total				15,848,746

Pharmaceuticals 0.86%
AbbVie, Inc.†	3.20%	11/21/2029	1,998	2,230,872
Bausch Health Americas, Inc.†	8.50%	1/31/2027	1,621	1,723,488
Bausch Health Cos, Inc.†	5.00%	1/30/2028	610	575,071
Bausch Health Cos, Inc.†	5.25%	1/30/2030	750	712,402
Pfizer, Inc.	2.625%	4/1/2030	935	1,029,908
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	2.95%	12/18/2022	1,684	1,628,807
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,366,615
Total				9,267,163

Property & Casualty 0.43%
Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,421,744
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,329,968

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty (continued)
Selective Insurance Group, Inc.	5.375%	3/1/2049	$1,669	$1,928,468
Total				4,680,180

Rail 0.48%
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	1,524	1,937,817
China Railway Xunjie Co. Ltd. (China)(e)	3.25%	7/28/2026	1,200	1,301,656
Rumo Luxembourg Sarl (Luxembourg)†(e)(i)	5.875%	1/18/2025	1,799	1,902,631
Total				5,142,104

Real Estate Development & Management 0.41%
CoStar Group, Inc.†(i)	2.80%	7/15/2030	1,100	1,127,832
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	1,200	1,102,370
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.875%	3/20/2027	2,039	2,189,921
Total				4,420,123

Real Estate Investment Trusts 0.82%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	543	610,058
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,363,592
American Homes 4 Rent LP	4.25%	2/15/2028	203	217,334
American Homes 4 Rent LP	4.90%	2/15/2029	467	521,451
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,302,203
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	832,543
Hudson Pacific Properties LP	3.95%	11/1/2027	1,644	1,706,156
Prologis LP	3.875%	9/15/2028	781	926,436
Prologis LP	4.375%	2/1/2029	1,106	1,346,065
Total				8,825,838

Recreation & Travel 0.81%
Carnival Corp.†	11.50%	4/1/2023	2,462	2,664,963
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	796	790,135
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	1,570	1,637,879
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,501,532
Viking Cruises Ltd.†	5.875%	9/15/2027	1,819	1,087,189
Viking Cruises Ltd.†	13.00%	5/15/2025	1,024	1,084,800
Total				8,766,498

Reinsurance 0.59%
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%	4/1/2045	1,595	1,933,565
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	1,016,851
PartnerRe Finance B LLC	3.70%	7/2/2029	1,237	1,360,676

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Reinsurance (continued)
Transatlantic Holdings, Inc.	8.00%	11/30/2039	$1,334	$2,058,316
Total				6,369,408

Restaurants 0.56%
Darden Restaurants, Inc.	4.55%	2/15/2048	416	396,367
IRB Holding Corp.†	6.75%	2/15/2026	1,177	1,128,225
IRB Holding Corp.†	7.00%	6/15/2025	843	868,817
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC†	4.75%	6/1/2027	2,083	2,141,126
Starbucks Corp.	4.45%	8/15/2049	1,287	1,557,292
Total				6,091,827

Software/Services 2.81%
Autodesk, Inc.	3.50%	6/15/2027	1,446	1,631,962
Banff Merger Sub, Inc.†	9.75%	9/1/2026	1,101	1,110,424
Global Payments, Inc.	2.90%	5/15/2030	2,747	2,876,603
Global Payments, Inc.	4.15%	8/15/2049	1,042	1,195,163
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	937	955,567
GrubHub Holdings, Inc.†	5.50%	7/1/2027	1,218	1,248,152
Intuit, Inc.	0.95%	7/15/2025	575	576,189
Intuit, Inc.	1.65%	7/15/2030	1,150	1,148,333
Match Group, Inc.†	5.00%	12/15/2027	1,647	1,719,649
Microsoft Corp.	3.125%	11/3/2025	2,842	3,190,502
PayPal Holdings, Inc.	3.25%	6/1/2050	3,136	3,431,371
PTC, Inc.†	3.625%	2/15/2025	570	567,150
PTC, Inc.†	4.00%	2/15/2028	1,077	1,071,680
salesforce.com, Inc.	3.70%	4/11/2028	1,580	1,844,496
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	766	836,578
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038	1,995	2,245,033
VeriSign, Inc.	4.75%	7/15/2027	1,117	1,175,983
VeriSign, Inc.	5.25%	4/1/2025	843	935,818
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	1,372	1,232,941
Visa, Inc.	3.15%	12/14/2025	1,289	1,439,100
Total				30,432,694

Specialty Retail 1.76%
AutoNation, Inc.	4.75%	6/1/2030	684	742,486
Best Buy Co., Inc.	4.45%	10/1/2028	1,332	1,546,195
eG Global Finance plc (United Kingdom)†(e)	8.50%	10/30/2025	1,604	1,647,276
Gap, Inc. (The)†	8.625%	5/15/2025	1,186	1,260,866

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
Gap, Inc. (The)†	8.875%	5/15/2027	$534	$575,051
JD.com, Inc. (China)(e)	3.375%	1/14/2030	1,197	1,285,452
JD.com, Inc. (China)(e)	4.125%	1/14/2050	2,118	2,259,933
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,180	1,209,282
NIKE, Inc.	2.40%	3/27/2025	668	718,877
Penske Automotive Group, Inc.	5.50%	5/15/2026	267	266,951
PetSmart, Inc.†	5.875%	6/1/2025	1,195	1,201,698
PetSmart, Inc.†	7.125%	3/15/2023	1,269	1,253,823
Seven & i Holdings Co. Ltd. (Japan)†(e)	3.35%	9/17/2021	1,576	1,618,996
Tiffany & Co.	4.90%	10/1/2044	1,816	2,171,855
WW International, Inc.†	8.625%	12/1/2025	1,220	1,260,412
Total				19,019,153

Steel Producers/Products 0.31%
CSN Islands XI Corp. (Brazil)†(e)	6.75%	1/28/2028	1,901	1,630,108
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	1,100	952,875
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	723	740,630
Total				3,323,613

Support: Services 2.04%
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	696,449
Brand Industrial Service, Inc.†	8.50%	7/15/2025	1,226	1,107,219
Brink’s Co. (The)†	4.625%	10/15/2027	1,628	1,567,609
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,564,500
Georgetown University (The)	2.943%	4/1/2050	1,246	1,222,363
IHS Markit Ltd. (United Kingdom)†(e)	4.00%	3/1/2026	1,627	1,803,245
IHS Markit Ltd. (United Kingdom)(e)	4.75%	8/1/2028	800	941,068
Johns Hopkins University	2.813%	1/1/2060	692	732,115
Marble II Pte Ltd. (Singapore)†(e)	5.30%	6/20/2022	449	444,494
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	1,080	1,064,940
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,454,584
Presidio Holdings, Inc.†	4.875%	2/1/2027	1,121	1,097,706
Ritchie Bros Auctioneers, Inc. (Canada)†(e)	5.375%	1/15/2025	1,130	1,165,431
Uber Technologies, Inc.†	8.00%	11/1/2026	1,265	1,289,035
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,066,601
United Rentals North America, Inc.	5.875%	9/15/2026	755	792,082
Verisk Analytics, Inc.	3.625%	5/15/2050	997	1,132,593
WeWork Cos., Inc.†	7.875%	5/1/2025	3,916	1,911,458
Total				22,053,492

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Technology Hardware & Equipment 0.93%
Apple, Inc.	1.80%	9/11/2024		$1,053	$1,103,356
Apple, Inc.	3.00%	6/20/2027		2,081	2,325,727
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025		483	485,717
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		1,425	1,553,100
Motorola Solutions, Inc.	4.60%	5/23/2029		1,513	1,747,647
Western Digital Corp.	4.75%	2/15/2026		2,745	2,845,302
Total					10,060,849

Telecommunications Equipment 0.12%
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	3.375%	4/29/2030		1,322	1,305,739

Telecommunications: Satellite 0.30%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026		2,264	2,143,782
Hughes Satellite Systems Corp.	5.25%	8/1/2026		1,111	1,152,951
Total					3,296,733

Telecommunications: Wireless 1.16%
Crown Castle International Corp.	4.15%	7/1/2050		762	879,778
SBA Communications Corp.†	3.875%	2/15/2027		2,561	2,553,842
Sprint Capital Corp.	6.875%	11/15/2028		5,062	6,182,980
T-Mobile USA, Inc.†	3.50%	4/15/2025		732	799,267
T-Mobile USA, Inc.†	3.875%	4/15/2030		1,099	1,226,973
T-Mobile USA, Inc.†	4.50%	4/15/2050		759	895,962
Total					12,538,802

Telecommunications: Wireline Integrated & Services 1.80%
Altice France Holding SA (Luxembourg)†(e)	6.00%	2/15/2028		934	888,472
Altice France Holding SA (Luxembourg)†(e)	10.50%	5/15/2027		1,507	1,666,629
Altice France SA (France)†(e)	8.125%	2/1/2027		3,262	3,575,625
CyrusOne LP/CyrusOne Finance Corp.	2.90%	11/15/2024		645	678,435
DKT Finance ApS (Denmark)†(e)	9.375%	6/17/2023		1,008	1,016,820
Equinix, Inc.(c)	2.875%	2/1/2026	EUR	3,120	3,572,551
GCI LLC	6.875%	4/15/2025		$1,230	1,271,383
Motorola Solutions, Inc.	4.60%	2/23/2028		1,066	1,212,936
Verizon Communications, Inc.	2.625%	8/15/2026		3,135	3,413,942
VTR Comunicaciones SpA (Chile)†(e)(i)	5.125%	1/15/2028		410	420,455
Zayo Group Holdings, Inc.†	4.00%	3/1/2027		1,163	1,105,757
Zayo Group Holdings, Inc.†	6.125%	3/1/2028		691	673,186
Total					19,496,191

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Tobacco 0.08%
BAT Capital Corp.	4.70%	4/2/2027	$713	$815,952

Transportation: Infrastructure/Services 1.06%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%	7/3/2029	1,680	1,648,576
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	6.00%	11/18/2048	1,926	2,116,770
Autopistas del Sol SA (Costa Rica)†(e)	7.375%	12/30/2030	1,282	1,111,321
Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	1,000	1,144,305
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	1,736	1,980,046
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%	11/15/2024	1,675	1,704,260
Rumo Luxembourg Sarl (Luxembourg)(e)	5.25%	1/10/2028	504	504,000
Stena AB (Sweden)†(e)	7.00%	2/1/2024	1,332	1,256,935
Total				11,466,213

Transportation: Miscellaneous 0.17%
XPO Logistics, Inc.†	6.25%	5/1/2025	1,788	1,876,283
Total High Yield Corporate Bonds (cost $754,568,810)				782,130,648

MUNICIPAL BONDS 3.19%

Air Transportation 0.18%
Miami Dade Cnty, FL	3.982%	10/1/2041	970	955,402
Miami-Dade Cnty, FL	4.28%	10/1/2041	950	1,016,680
Total				1,972,082

Education 0.84%
California State University	3.899%	11/1/2047	1,975	2,440,942
Ohio Univ	5.59%	12/1/2114	1,000	1,494,060
Permanent University Fund- Texas A&M University System	3.66%	7/1/2047	3,070	3,333,437
Univ of California Bd of Regents	6.548%	5/15/2048	600	961,344
University of California Bond of Regents	3.006%	5/15/2050	885	899,611
Total				9,129,394

General Obligation 0.74%
California	7.55%	4/1/2039	885	1,579,804
Chicago Transit Auth, IL	6.899%	12/1/2040	500	689,875
City of Portland	7.701%	6/1/2022	1,035	1,125,521
District of Columbia	5.591%	12/1/2034	795	1,057,207
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,385,320
Pennsylvania	5.45%	2/15/2030	836	1,068,433
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	1,053,822
Total				7,959,982

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Lease Obligation 0.08%
Wisconsin	3.294%		5/1/2037	$790	$861,463

Miscellaneous 0.63%
Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	1,210	1,526,814
New York City Indl Dev Agy†	11.00%		3/1/2029	2,220	3,032,698
Pasadena Public Fing Auth	7.148%		3/1/2043	1,445	2,238,464
Total					6,797,976

Tax Revenue 0.28%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	1,220	1,693,982
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	1,225	1,339,525	(a)
Total					3,033,507

Transportation 0.07%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	787	809,367

Transportation: Infrastructure/Services 0.24%
Chicago Transit Auth, IL	6.20%		12/1/2040	1,030	1,400,831
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,154,316
Total					2,555,147

Utilities 0.13%
San Antonio, TX	5.718%		2/1/2041	980	1,427,782
Total Municipal Bonds (cost $31,009,132)					34,546,700

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.16%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	641	646,563
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(l)	12/15/2051	1,011	1,025,109
BBCMS Mortgage Trust 2019-BWAY A†	1.141% (1 Mo. LIBOR + .96%	)#	11/25/2034	1,750	1,694,393
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(l)	8/15/2052	2,892	2,808,855	(a)
CF Trust 2019-BOSS A1†	3.435% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	1,340	1,231,622	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(l)	4/15/2049	828	469,747
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(l)	9/10/2047	1,161	1,241,402
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.785% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	924	898,270
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	1,427	1,453,862
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	893	904,963
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	694	701,548

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF A†	1.219% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	$3,317	$3,196,635
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.032%	#(l)	3/15/2050	571	517,964
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	583	594,554
PFP Ltd. 2019-6 A†	1.245% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,750	1,696,450
PFP Ltd. 2019-6 C†	2.295% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	1,995	1,875,300
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	407	412,834
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	902	910,707
Verus Securitization Trust 2020-1 A1†	2.417%	#(l)	1/25/2060	1,064	1,079,735
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,883,549)					23,360,513

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $428,695)	Zero Coupon			49	–	(a)

	Exercise Price		Expiration Date
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $86,340)	$35.05		5/14/2022	16	164	(a)
Total Long-Term Investments (cost $1,032,859,405)					1,062,982,504

SHORT-TERM INVESTMENTS 0.03%

Money Market Funds 0.03%
CitiBank N.A.(m)				32	32,085
Fidelity Government Portfolio(m)				289	288,765
Total Money Market Funds (cost $320,850)					320,850
Total Investments in Securities 98.30% (cost $1,033,180,255)					1,063,303,354
Less Unfunded Loan Commitments (0.01)% (cost $40,360)					(45,671)
Net Investments 98.29% (cost $1,033,139,895)					1,063,257,683
Foreign Cash, Securities Lending and Other Assets in Excess Liabilities(n) 1.71%					18,450,408
Net Assets 100.00%					$1,081,708,091

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $449,256,829, which represents 41.53% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	All or a portion of this security was on loan to brokers at June 30, 2020.
(e)	Foreign security traded in U.S. dollars.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(g)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Securities purchased on a when-issued basis (See Note 2(i)).
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2020(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.34(4)(5)	Credit Suisse	1.00%	6/20/2025	$26,570,000	$26,883,683	$(125,056)	$(188,627)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $188,627.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2020

Credit Default Swaps on Indexes - Sell Protection at June 30, 2020(1):

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$54,000	$43,502	$(2,482)	$(8,016)	$(10,498)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	2,785,000	2,243,578	(128,011)	(413,411)	(541,422)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	1,153,000	928,850	(52,997)	(171,153)	(224,150)
Markit CMBX NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	383,000	304,723	(13,956)	(64,321)	(78,277)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	393,000	312,680	(14,320)	(66,000)	(80,320)
						$(211,766)	$(722,901)	$(934,667)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $722,901.
(4)	Includes upfront payments received.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	Morgan Stanley	9/8/2020	1,471,000	$1,853,506	$1,823,441	$30,065
Euro	Sell	Bank of America	9/4/2020	11,413,000	12,904,348	12,840,434	63,914
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$93,979

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	State Street
		Bank and Trust	9/4/2020	589,000	$668,035	$662,667	$(5,368)

Open Futures Contracts at June 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2020	1,590	Long	$350,987,046	$351,116,720	$129,674
U.S. 5-Year Treasury Note	September 2020	646	Long	81,029,117	81,229,453	200,336
Total Unrealized Appreciation on Open Futures Contracts						$330,010

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
Euro-Bobl	September 2020	6	Short	EUR (804,350)	EUR (809,880)	$(6,213)
U.S. 10-Year Treasury Note	September 2020	46	Short	$(6,387,451)	$(6,401,906)	(14,455)
U.S. 10-Year Ultra Treasury Bond	September 2020	285	Short	(44,674,329)	(44,883,047)	(208,718)
U.S. Long Bond	September 2020	93	Short	(16,470,259)	(16,606,313)	(136,054)
U.S . Ultra Treasury Bond	September 2020	331	Short	(71,310,712)	(72,209,718)	(899,006)
Total Unrealized Depreciation on Open Futures Contracts						$(1,264,446)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$–	$1,246,016	$1,246,016
Other	–	33,368,501	447,745	33,816,246
Remaining Industries	–	1,651,084	–	1,651,084
Common Stocks
Aerospace/Defense	–	–	44,651	44,651
Auto Parts & Equipment	–	446,062	–	446,062
Energy: Exploration & Production	1,541,376	–	3,698	1,545,074
Personal & Household Products	4,154,120	8,129	1,110,257	5,272,506
Pharmaceuticals	4,077,728	49,999	–	4,127,727
Specialty Retail	7,733,628	369,083	–	8,102,711
Transportation: Infrastructure/Services	–	–	877,319	877,319
Remaining Industries	67,549,726	–	–	67,549,726
Convertible Bond	–	6,604,503	–	6,604,503
Floating Rate Loans
Building Materials	–	1,763,329	1,224,651	2,987,980
Diversified Capital Goods	–	268,536	1,521,195	1,789,731
Personal & Household Products	–	4,293,901	84,207	4,378,108
Less Unfunded Commitments	–	(45,671)	–	(45,671)
Remaining Industries	–	60,562,793	–	60,562,793
Foreign Government Obligations	–	21,942,242	–	21,942,242
High Yield Corporate Bonds
Banking	–	52,074,850	125	52,074,975
Metals/Mining (Excluding Steel)	–	13,189,178	2	13,189,180
Remaining Industries	–	716,866,493	–	716,866,493
Municipal Bonds
Tax Revenue	–	4,726,680	1,339,525	6,066,205
Remaining Industries	–	28,480,495	–	28,480,495
Non-Agency Commercial
Mortgage-Backed Securities	–	19,320,036	4,040,477	23,360,513
Preferred Stock	–	–	–	–
Warrant	–	–	164	164
Short-Term Investments
Money Market Funds	320,850	–	–	320,850
Total	$85,377,428	$965,940,223	$11,940,032	$1,063,257,683

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(188,627)	–	(188,627)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(934,667)	–	(934,667)
Forward Foreign Currency Exchange Contracts
Assets	–	93,979	–	93,979
Liabilities	–	(5,368)	–	(5,368)
Futures Contracts
Assets	330,010	–	–	330,010
Liabilities	(1,264,446)	–	–	(1,264,446)
Total	$(934,436)	$(1,034,683)	$–	$(1,969,119)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Municipal Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks	Warrants
Balance as of January 1, 2020	$857,698	$1,113,955	$7,800,218	$127	$–	$4,239,796	$–	$164
Accrued Discounts (Premiums)	20	–	11,715	–	(3,508)	375	–	–
Realized Gain (Loss)	(38,749)	–	(40,111)	–	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(9,343)	–	(450,218)	–	18,796	(199,694)	–	–
Purchases	–	921,970	203,512	–	–	–	–	–
Sales	(465,465)	–	(1,436,293)	–	–	–	–	–
Transfers into Level 3	1,703,084	–	1,272,162	–	1,324,237	–	–	–
Transfers out of Level 3	(353,484)	–	(4,530,932)	–	–	–	–	–
Balance as of June 30, 2020	$1,693,761	$2,035,925	$2,830,053	$127	$1,339,525	$4,040,477	$–	$164
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(9,343)	$–	$(444,201)	$–	$18,796	$(199,694)	$–	$–

See Notes to Financial Statements.	39

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $309,318 of securities loaned (cost $1,033,139,895)	$1,063,257,683
Deposits with brokers for futures collateral	4,578,075
Deposits with brokers for swaps collateral	2,417,807
Foreign cash, at value (cost $5,081)	5,306
Receivables:
Investment securities sold	22,259,454
Interest and dividends	12,152,750
Variation margin for futures contracts	730,801
Capital shares sold	372,639
Variation margin for centrally cleared credit default swap agreements	1,183,868
Unrealized appreciation on forward foreign currency exchange contracts	93,979
Unrealized appreciation on unfunded commitments	5,311
Prepaid expenses and other assets	3,902
Total assets	1,107,061,575
LIABILITIES:
Payables:
Investment securities purchased	18,163,396
To bank	3,168,770
To broker	304,072
Capital shares reacquired	579,700
Management fee	422,012
Directors’ fees	124,914
Fund administration	35,691
Unrealized depreciation on forward foreign currency exchange contracts	5,368
Credit default swap agreements payable, at fair value (including upfront payments of $211,766)	934,667
Payable for collateral due to broker for securities lending	320,850
Accrued expenses and other liabilities	1,294,044
Total liabilities	25,353,484
Commitments and contingent liabilities
NET ASSETS	$1,081,708,091
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,090,098,614
Total distributable earnings (loss)	(8,390,523)
Net Assets	$1,081,708,091
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	92,648,693
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.68

40	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $709)	$162,172
Interest and other	26,296,457
Total investment income	26,458,629
Expenses:
Management fee	2,603,003
Non 12b-1 service fees	1,361,648
Shareholder servicing	594,814
Fund administration	220,328
Professional	49,002
Reports to shareholders	48,091
Directors’ fees	12,890
Custody	9,322
Other	64,561
Gross expenses	4,963,659
Expense reductions (See Note 9)	(8,593)
Net expenses	4,955,066
Net investment income	21,503,563
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(22,548,336)
Net realized gain (loss) on futures contracts	(16,766,346)
Net realized gain (loss) on forward foreign currency exchange contracts	187,039
Net realized gain (loss) on swap contracts	3,033,319
Net realized gain (loss) on foreign currency related transactions	407,822
Net change in unrealized appreciation/depreciation on investments	(22,313,416)
Net change in unrealized appreciation/depreciation on futures contracts	(6,167,031)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(183,832)
Net change in unrealized appreciation/depreciation on swap contracts	(1,068,802)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	387
Net change in unrealized appreciation/depreciation on unfunded commitments	6,537
Net realized and unrealized gain (loss)	(65,412,659)
Net Decrease in Net Assets Resulting From Operations	$(43,909,096)

See Notes to Financial Statements.	41

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2020	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$21,503,563	$44,132,660
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(35,686,502)	(8,201,453)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(29,726,157)	105,409,736
Net increase (decrease) in net assets resulting from operations	(43,909,096)	141,340,943
Distributions to shareholders:	–	(45,228,305)
Capital share transactions (See Note 15):
Proceeds from sales of shares	48,657,597	122,181,693
Reinvestment of distributions	883	45,228,305
Cost of shares reacquired	(110,484,703)	(153,383,836)
Net increase (decrease) in net assets resulting from capital share transactions	(61,826,223)	14,026,162
Net increase (decrease) in net assets	(105,735,319)	110,138,800
NET ASSETS:
Beginning of period	$1,187,443,410	$1,077,304,610
End of period	$1,081,708,091	$1,187,443,410

42	See Notes to Financial Statements.

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43

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2020(c)	$12.08	$0.20	$(0.60)	$(0.40)	$–	$–	$–
12/31/2019	11.08	0.46	1.02	1.48	(0.48)	–	(0.48)
12/31/2018	12.38	0.49	(0.99)	(0.50)	(0.53)	(0.27)	(0.80)
12/31/2017	11.94	0.52	0.58	1.10	(0.53)	(0.13)	(0.66)
12/31/2016	11.14	0.52	0.83	1.35	(0.55)	–	(0.55)
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

44	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$11.68	(3.31	)(d)	0.91	(e)	0.91	(e)	3.95	(e)	$1,081,708	59	(d)
12.08	13.35		0.92		0.92		3.84		1,187,443	232
11.08	(4.02)		0.92		0.93		4.04		1,077,305	153
12.38	9.21		0.90		0.92		4.13		1,173,221	121
11.94	12.13		0.90		0.93		4.41		1,066,633	120
11.14	(1.53)		0.90		0.94		3.91		978,129	116

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

46

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

47

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included, if applicable, in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale)

48

Notes to Financial Statements (unaudited)(continued)

commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and

49

Notes to Financial Statements (unaudited)(continued)

credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized

50

Notes to Financial Statements (unaudited)(continued)

appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2020, the Fund had the following unfunded loan commitments:

Pacific Gas & Electric Company Revolver	$41,932

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .48% of the Fund’s average daily net assets.

51

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$44,694,373
Tax Return of Capital	–	533,932
Total distributions paid	$–	$45,228,305

As of December 31, 2019, the Fund had a capital loss carryforward of $13,949,114, which will carryforward indefinitely.

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,041,562,620
Gross unrealized gain	61,210,773
Gross unrealized loss	(41,273,063)
Net unrealized security gain	$19,937,710

52

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$131,490,434		$528,124,153	$302,771,089		$559,959,170

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades sales of $11,176,390 which resulted in net realized gains of $366,034.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2020 (as described in note 2(m)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded

53

Notes to Financial Statements (unaudited)(continued)

through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$93,979	–
Futures Contracts(2)	$330,010	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$188,627
Credit Default Swap Contracts(4)	–	–	$934,667
Forward Foreign Currency Exchange Contracts(5)		$5,368
Futures Contracts(2)	$1,264,446	–	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2020, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$3,033,319
Forward Foreign Currency
Exchange Contracts(2)	–	$187,039	–
Futures Contracts(3)	$(16,766,346)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$(1,068,802)
Forward Foreign Currency Exchange Contracts(5)	–	$(183,832)	–
Futures Contracts(6)	$(6,167,031)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps Contracts(7)	–	–	$154,951,062
Forward Foreign Currency Exchange Contracts(7)	–	$22,932,387	–
Futures Contracts(8)	$3,227	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2020.
(1)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amounts represents notional amounts in U.S. dollars.
(8)	Amounts represents number of contracts.

54

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$93,979	$–	$93,979
Total	$93,979	$–	$93,979

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$63,914	$–	$–	$–	$63,914
Morgan Stanley	30,065	–	–	–	30,065
Total	$93,979	$–	$–	$–	$93,979

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$934,667	$–	$934,667
Forward Foreign Currency Exchange Contracts	5,368	–	5,368
Total	$940,035	$–	$940,035

55

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$10,498	$–	$(10,498)	$–	$–
Deutsche Bank	619,699	–	(619,699)	–	–
Goldman Sachs	224,150	–	(224,150)	–	–
JPMorgan Chase	80,320	–	–	–	80,320
State Street Bank and Trust	5,368	–	–	–	5,368
Total	$940,035	$–	$(854,347)	$–	$85,688

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2020.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250

56

Notes to Financial Statements (unaudited)(continued)

million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$309,318	$320,850

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely

57

Notes to Financial Statements (unaudited)(continued)

payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

58

Notes to Financial Statements (unaudited)(concluded)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited )	Year Ended December 31, 2019
Shares sold	4,107,861	10,115,665
Reinvestment of distributions	73	3,750,032
Shares reacquired	(9,742,540)	(12,772,407)
Increase (decrease)	(5,634,606)	1,093,290

59

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

60

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Bond-Debenture Portfolio	LASFBD-3 (08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Developing Growth Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund – Developing Growth Portfolio Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Developing Growth Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class VC
Actual	$1,000.00	$1,166.30	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Consumer Discretionary	20.16%
Consumer Staples	2.58%
Financials	2.68%
Health Care	27.50%
Industrials	11.67%
Information Technology	28.07%
Real Estate	2.36%
Repurchase Agreement	3.23%
Money Market Funds(a)	1.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.86%

Aerospace & Defense 1.81%
Axon Enterprise, Inc.*	15,814	$1,552

Air Freight & Logistics 0.74%
XPO Logistics, Inc.*	8,170	631

Automobiles 1.08%
Winnebago Industries, Inc.	13,939	929

Banks 0.43%
Western Alliance Bancorp	9,705	368

Beverages 1.04%
Boston Beer Co., Inc. (The) Class A*	1,658	890

Biotechnology 16.87%
Acceleron Pharma, Inc.*	7,188	685
Arena Pharmaceuticals, Inc.*	17,730	1,116
Argenx SE ADR*	4,070	917
Blueprint Medicines Corp.*	8,326	649
Bridgebio Pharma, Inc.*	27,264	889
ChemoCentryx, Inc.*	13,232	761
Coherus Biosciences, Inc.*	19,656	351
Constellation Pharmaceuticals, Inc.*	21,463	645
CRISPR Therapeutics AG (Switzerland)*(a)	8,333	612
Deciphera Pharmaceuticals, Inc.*	9,051	541
Immunomedics, Inc.*	30,557	1,083
Iovance Biotherapeutics, Inc.*	20,238	556
Karuna Therapeutics, Inc.*	5,525	616
Mirati Therapeutics, Inc.*	9,963	1,137
Myovant Sciences Ltd. (United Kingdom)*(a)	22,879	472
Natera, Inc.*	19,988	997
NextCure, Inc.*	7,414	159
PTC Therapeutics, Inc.*	7,019	356
Rocket Pharmaceuticals, Inc.*	24,290	508
TG Therapeutics, Inc.*	20,986	409
Turning Point Therapeutics, Inc.*	9,980	645
Investments	Shares	Fair Value (000)
Biotechnology (continued)
Zymeworks, Inc. (Canada)*(a)	9,662	$348
Total		14,452

Building Products 2.11%
AZEK Co., Inc. (The)*	23,370	745
Trex Co., Inc.*	8,203	1,067
Total		1,812

Capital Markets 0.88%
Assetmark Financial Holdings, Inc.*	27,629	754

Commercial Services & Supplies 0.62%
MSA Safety, Inc.	4,668	534

Communications Equipment 1.20%
Lumentum Holdings, Inc.*	12,643	1,030

Construction & Engineering 0.52%
MasTec, Inc.*	9,842	442

Diversified Consumer Services 3.22%
Chegg, Inc.*	18,142	1,220
frontdoor, Inc.*	14,996	665
Strategic Education, Inc.	5,709	877
Total		2,762

Electrical Equipment 2.11%
Generac Holdings, Inc.*	14,831	1,808

Food & Staples Retailing 0.73%
Grocery Outlet Holding Corp.*	15,360	627

Food Products 0.86%
Freshpet, Inc.*	8,849	740

Health Care Equipment & Supplies 5.31%
Axonics Modulation
Technologies, Inc.*(b)	19,269	677
iRhythm Technologies, Inc.*	6,492	752
Nevro Corp.*	9,284	1,109
Penumbra, Inc.*	4,652	832
Tandem Diabetes Care, Inc.*	11,911	1,178
Total		4,548

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 0.63%
Guardant Health, Inc.*	6,650	$539

Health Care Technology 2.23%
Inspire Medical Systems, Inc.*	15,286	1,330
Schrodinger, Inc.*	6,313	578
Total		1,908

Hotels, Restaurants & Leisure 2.28%
Dunkin’ Brands Group, Inc.	5,110	333
Planet Fitness, Inc. Class A*	3,564	216
Wingstop, Inc.	10,107	1,405
Total		1,954

Household Durables 3.17%
Helen of Troy Ltd.*	7,077	1,334
LGI Homes, Inc.*	15,730	1,385
Total		2,719

Information Technology Services 2.24%
Endava plc ADR*	14,479	699
Limelight Networks, Inc.*	110,643	814
Shift4 Payments, Inc.*	11,396	405
Total		1,918

Insurance 1.42%
eHealth, Inc.*	2,806	276
Goosehead Insurance, Inc.
Class A*	12,561	944
Total		1,220

Internet & Direct Marketing Retail 2.68%
Fiverr International Ltd. (Israel)*(a)	17,406	1,285
RealReal, Inc. (The)*	30,782	393
Stamps.com, Inc.*	3,380	621
Total		2,299

Internet Software & Services 0.52%
Cardlytics, Inc.*	6,312	442
Investments	Shares	Fair Value (000)
Leisure Products 3.81%
Malibu Boats, Inc. Class A*	20,811	$1,081
Peloton Interactive, Inc. Class A*	8,105	468
YETI Holdings, Inc.*	40,110	1,714
Total		3,263

Life Sciences Tools & Services 1.86%
10X Genomics, Inc. Class A*	4,841	432
Repligen Corp.*	9,388	1,161
Total		1,593

Machinery 2.81%
Chart Industries, Inc.*	5,561	270
Evoqua Water Technologies Corp.*	64,336	1,196
Federal Signal Corp.	31,817	946
Total		2,412

Pharmaceuticals 1.15%
GW Pharmaceuticals plc ADR*	3,461	425
MyoKardia, Inc.*	5,790	559
Total		984

Professional Services 0.79%
FTI Consulting, Inc.*	5,890	675

Real Estate Management & Development 2.40%
Redfin Corp.*	49,089	2,057

Road & Rail 0.38%
Lyft, Inc. Class A*	9,944	328

Semiconductors & Semiconductor Equipment 9.56%
CEVA, Inc.*	7,329	274
Cirrus Logic, Inc.*	9,212	569
Enphase Energy, Inc.*	14,235	677
Inphi Corp.*	18,845	2,214
MKS Instruments, Inc.	10,434	1,182
Monolithic Power Systems, Inc.	5,289	1,254
Semtech Corp.*	16,913	883
Silicon Laboratories, Inc.*	3,828	384

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc. (Israel)*(a)	5,442	$755
Total		8,192

Software 15.10%
Alteryx, Inc. Class A*	4,081	670
Appian Corp.*(b)	18,885	968
Avalara, Inc.*	10,284	1,369
Blackline, Inc.*	12,082	1,002
Everbridge, Inc.*	10,207	1,412
Five9, Inc.*	16,941	1,875
Globant SA (Argentina)*(a)	7,476	1,120
Paylocity Holding Corp.*	8,226	1,200
Q2 Holdings, Inc.*	10,418	894
Qualys, Inc.*	2,902	302
Sprout Social, Inc.*(b)	15,137	409
SVMK, Inc.*	72,832	1,714
Total		12,935

Specialty Retail 3.19%
National Vision Holdings, Inc.*	38,359	1,171
RH*	3,353	834
Vroom, Inc.*	13,993	730
Total		2,735

Textiles, Apparel & Luxury Goods 1.11%
Deckers Outdoor Corp.*	4,821	947
Total Common Stocks (cost $66,412,131)		82,999

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 5.08%

Repurchase Agreement 3.29%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $2,684,300 of U.S. Treasury Note at 2.625% due 6/30/2023; value: $2,880,904; proceeds: $2,824,359 (cost $2,824,359)	$2,824	$2,824

	Shares
Money Market Funds 1.79%
CitiBank N.A.(c)	153,226	153
Fidelity Government Portfolio(c)	1,379,028	1,379
Total Money Market Funds (cost $1,532,254)		1,532
Total Short-Term Investments (cost $4,356,613)		4,356
Total Investments in Securities 101.94% (cost $70,768,744)		87,355
Liabilities in Excess of Securities Lending and Other Assets (1.94)%		(1,664)
Net Assets 100.00%		$85,691

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security was on loan to brokers at June 30, 2020.
(c)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$82,999	$—	$—	$82,999
Short-Term Investments
Repurchase Agreement	—	2,824	—	2,824
Money Market Funds	1,532	—	—	1,532
Total	$84,531	$2,824	$—	$87,355

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $1,526,647 of securities loaned (cost $70,768,744)	$87,355,329
Receivables:
Capital shares sold	387,706
From advisor (See Note 3)	13,087
Dividends	4,178
Securities lending income receivable	1,985
Total assets	87,762,285
LIABILITIES:
Payables:
Investment securities purchased	388,444
Management fee	49,897
Capital shares reacquired	14,679
Directors’ fees	3,790
Fund administration	2,661
Payable for collateral due to broker for securities lending	1,532,254
Accrued expenses	79,985
Total liabilities	2,071,710
Commitments and contingent liabilities
NET ASSETS	$85,690,575
COMPOSITION OF NET ASSETS:
Paid-in capital	$65,138,371
Total distributable earnings (loss)	20,552,204
Net Assets	$85,690,575
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,458,972
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.85

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends	$41,045
Securities lending net income	4,297
Interest	1,829
Total investment income	47,171
Expenses:
Management fee	270,449
Non 12b-1 service fees	89,146
Shareholder servicing	38,982
Professional	18,507
Fund administration	14,424
Reports to shareholders	11,182
Custody	1,302
Directors’ fees	855
Other	7,524
Gross expenses	452,371
Expense reductions (See Note 8)	(539)
Fees waived and expenses reimbursed (See Note 3)	(76,809)
Net expenses	375,023
Net investment loss	(327,852)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	4,657,935
Net change in unrealized appreciation/depreciation on investments	7,619,007
Net realized and unrealized gain (loss)	12,276,942
Net Increase in Net Assets Resulting From Operations	$11,949,090

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment loss	$(327,852)	$(617,189)
Net realized gain (loss) on investments	4,657,935	7,587,224
Net change in unrealized appreciation/depreciation on investments	7,619,007	10,126,655
Net increase in net assets resulting from operations	11,949,090	17,096,690
Distributions to shareholders:	–	(7,311,730)
Capital share transactions (See Note 14):
Proceeds from sales of shares	13,982,241	25,502,884
Reinvestment of distributions	–	7,311,730
Cost of shares reacquired	(19,615,115)	(17,973,808)
Net increase (decrease) in net assets resulting from capital share transactions	(5,632,874)	14,840,806
Net increase in net assets	6,316,216	24,625,766
NET ASSETS:
Beginning of period	$79,374,359	$54,748,593
End of period	$85,690,575	$79,374,359

10	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2020(c)	$29.88	$(0.10)	$5.07	$4.97	$–	$34.85
12/31/2019	24.97	(0.27)	8.23	7.96	(3.05)	29.88
12/31/2018	28.18	(0.21)	1.41	1.20	(4.41)	24.97
12/31/2017	21.69	(0.13)	6.62	6.49	–	28.18
12/31/2016	22.28	(0.07)	(0.52)	(0.59)	–	21.69
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
16.63 (d)	1.04	(e)	1.27	(e)	(0.92	)(e)	$85,691	59	(d)
31.77	1.01		1.27		(0.86)		79,374	106
4.88	0.94		1.31		(0.63)		54,749	112
29.92	0.90		1.38		(0.52)		39,658	103
(2.60)	0.90		1.51		(0.34)		28,605	222
(8.21)	0.90		1.56		(0.56)		28,882	197

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Fund do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

15

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of 0.53% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

16

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2020 and continuing through April 30, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019, was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Net long-term capital gains	$–	$7,311,730
Total distributions paid	$–	$7,311,730

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$71,130,639
Gross unrealized gain	17,916,984
Gross unrealized loss	(1,692,294)
Net unrealized security gain	$16,224,690

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

17

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$42,669,472	$49,995,974

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $369,558, and sales of $544,170, which resulted in net realized gains of $346,910.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,824,359	$–	$2,824,359
Total	$2,824,359	$–	$2,824,359

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$2,824,359	$–	$–		$(2,824,359)	$–
Total	$2,824,359	$–	$–		$(2,824,359)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

18

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

19

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$1,526,647	$1,532,254

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to marker fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

20

Notes to Financial Statements (unaudited)(concluded)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	489,338	798,540
Reinvestment of distributions	–	242,753
Shares reacquired	(686,704)	(577,185)
Increase (decrease)	(197,366)	464,108

21

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.	SFDG-PORT-3
	Developing Growth Portfolio	(08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Dividend Growth Portfolio*

*formerly Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Dividend Growth Portfolio Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Dividend Growth Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class VC
Actual	$1,000.00	$954.90	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.97

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	5.61%
Consumer Discretionary	11.27%
Consumer Staples	6.22%
Energy	2.91%
Financials	13.55%
Health Care	17.35%
Industrials	13.09%
Information Technology	21.99%
Materials	2.46%
Utilities	4.74%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.05%

Aerospace & Defense 2.71%
L3Harris Technologies, Inc.	7,500	$1,273
Northrop Grumman Corp.	5,000	1,537
Raytheon Technologies Corp.	23,416	1,443
Total		4,253

Banks 1.94%
JPMorgan Chase & Co.	32,400	3,048

Beverages 1.56%
Coca-Cola Co. (The)	54,568	2,438

Biotechnology 2.08%
AbbVie, Inc.	33,199	3,259

Building Products 1.01%
Masco Corp.	31,500	1,582

Capital Markets 9.16%
Ameriprise Financial, Inc.	18,500	2,776
BlackRock, Inc.	8,000	4,353
MarketAxess Holdings, Inc.	2,200	1,102
Moody’s Corp.	9,300	2,555
S&P Global, Inc.	10,900	3,591
Total		14,377

Chemicals 2.45%
Air Products and Chemicals, Inc.	9,000	2,173
Linde plc (United Kingdom)(a)	7,900	1,676
Total		3,849

Commercial Services & Supplies 1.33%
Waste Management, Inc.	19,700	2,086

Distributors 1.09%
Pool Corp.	6,300	1,713

Diversified Telecommunication Services 1.64%
Verizon Communications, Inc.	46,600	2,569
Investments	Shares	Fair Value (000)
Electric: Utilities 1.82%
NextEra Energy, Inc.	11,900	$2,858

Electrical Equipment 0.87%
Hubbell, Inc.	10,900	1,366

Entertainment 1.49%
Walt Disney Co. (The)	20,900	2,331

Food & Staples Retailing 2.63%
Sysco Corp.	27,200	1,487
Walmart, Inc.	22,080	2,644
Total		4,131

Health Care Equipment & Supplies 8.23%
Abbott Laboratories	44,500	4,069
Danaher Corp.	22,200	3,926
Medtronic plc (Ireland)(a)	22,391	2,053
West Pharmaceutical Services, Inc.	12,600	2,862
Total		12,910

Health Care Providers & Services 2.68%
AmerisourceBergen Corp.	17,200	1,733
UnitedHealth Group, Inc.	8,400	2,478
Total		4,211

Hotels, Restaurants & Leisure 2.77%
McDonald’s Corp.	23,574	4,349

Household Products 0.66%
Procter & Gamble Co. (The)	8,700	1,040

Information Technology Services 6.22%
Accenture plc Class A (Ireland)(a)	18,300	3,929
Jack Henry & Associates, Inc.	8,900	1,638
Visa, Inc. Class A	21,700	4,192
Total		9,759

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Insurance 2.42%
Chubb Ltd. (Switzerland)(a)	18,100	$2,292
RenaissanceRe Holdings Ltd.	8,800	1,505
Total		3,797

Machinery 3.37%
Dover Corp.	16,100	1,554
Illinois Tool Works, Inc.	10,700	1,871
Stanley Black & Decker, Inc.	13,400	1,868
Total		5,293

Media 2.48%
Comcast Corp. Class A	99,900	3,894

Multi-Line Retail 0.90%
Dollar General Corp.	7,400	1,410

Multi-Utilities 2.91%
CMS Energy Corp.	41,700	2,436
WEC Energy Group, Inc.	24,300	2,130
Total		4,566

Oil, Gas & Consumable Fuels 2.91%
Chevron Corp.	29,449	2,628
ONEOK, Inc.	25,321	841
Total SA ADR	28,500	1,096
Total		4,565

Personal Products 1.36%
Estee Lauder Cos., Inc. (The) Class A	11,300	2,132

Pharmaceuticals 4.34%
Johnson & Johnson	27,419	3,856
Merck & Co., Inc.	18,800	1,454
Zoetis, Inc.	10,900	1,493
Total		6,803
Investments	Shares	Fair Value (000)
Road & Rail 3.78%
J.B. Hunt Transport Services, Inc.	17,500	$2,106
Union Pacific Corp.	22,600	3,821
Total		5,927

Semiconductors & Semiconductor Equipment 7.95%
Analog Devices, Inc.	23,100	2,833
Microchip Technology, Inc.	25,066	2,640
QUALCOMM, Inc.	32,557	2,969
Texas Instruments, Inc.	31,700	4,025
Total		12,467

Software 5.49%
Microsoft Corp.	42,300	8,608

Specialty Retail 4.38%
Home Depot, Inc. (The)	2,900	727
Lowe’s Cos., Inc.	25,225	3,408
TJX Cos., Inc. (The)	54,000	2,730
Total		6,865

Technology Hardware, Storage & Peripherals 2.30%
Apple, Inc.	9,900	3,612

Textiles, Apparel & Luxury Goods 2.12%
NIKE, Inc. Class B	33,900	3,324
Total Common Stocks (cost $141,626,049)		155,392

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.81%

Repurchase Agreement

Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $1,287,400 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $1,290,399; proceeds: $1,265,024 (cost $1,265,024)	$1,265	$1,265
Total Investments in Securities 99.86% (cost $142,891,073)		156,657
Other Assets in Excess of Liabilities(b) 0.14%		227
Net Assets 100.00%		$156,884

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	September 2020	7	Long	$1,078,660	$1,081,570	$2,910

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$155,392	$–	$–	$155,392
Short-Term Investment
Repurchase Agreement	–	1,265	–	1,265
Total	$155,392	$1,265	$–	$156,657
Other Financial Instruments
Futures Contracts
Assets	$3	$–	$–	$3
Liabilities	–	–	–	–
Total	$3	$–	$–	$3

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value (cost $142,891,073)	$156,657,065
Deposits with brokers for futures collateral	84,000
Receivables:
Investment securities sold	382,267
Capital shares sold	212,701
Dividends	141,445
Variation margin for futures contracts	14,866
From advisor (See Note 3)	2,102
Total assets	157,494,446
LIABILITIES:
Payables:
Capital shares reacquired	241,296
Investment securities purchased	88,222
Management fee	68,353
Directors’ fees	19,166
Fund administration	4,971
Accrued expenses	188,603
Total liabilities	610,611
Commitments and contingent liabilities
NET ASSETS	$156,883,835
COMPOSITION OF NET ASSETS:
Paid-in capital	$141,602,929
Total distributable earnings (loss)	15,280,906
Net Assets	$156,883,835
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,295,867
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.24

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $3,665)	$1,737,273
Interest	2,332
Total investment income	1,739,605
Expenses:
Management fee	418,642
Non 12b-1 service fees	187,723
Shareholder servicing	82,789
Fund administration	30,447
Professional	24,232
Reports to shareholders	11,593
Custody	2,679
Directors’ fees	1,947
Other	14,891
Gross expenses	774,943
Expense reductions (See Note 9)	(1,178)
Fees waived and expenses reimbursed (See Note 3)	(20,209)
Net expenses	753,556
Net investment income	986,049
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	882,429
Net realized gain (loss) on futures contracts	(361,682)
Net change in unrealized appreciation/depreciation on investments	(13,504,003)
Net change in unrealized appreciation/depreciation on futures contracts	(14,112)
Net realized and unrealized gain (loss)	(12,997,368)
Net Decrease in Net Assets Resulting From Operations	$(12,011,319)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$986,049	$2,706,706
Net realized gain (loss) on investments and foreign currency related transactions	520,747	9,104,353
Net change in unrealized appreciation/depreciation on investments and futures contracts	(13,518,115)	26,738,855
Net increase (decrease) in net assets resulting from operations	(12,011,319)	38,549,914
Distributions to shareholders:	–	(11,725,920)
Capital share transactions (See Note 15):
Proceeds from sales of shares	16,080,249	39,221,778
Reinvestment of distributions	–	11,725,920
Cost of shares reacquired	(29,913,164)	(35,682,954)
Net increase (decrease) in net assets resulting from capital share transactions	(13,832,915)	15,264,744
Net increase (decrease) in net assets	(25,844,234)	42,088,738
NET ASSETS:
Beginning of period	$182,728,069	$140,639,331
End of period	$156,883,835	$182,728,069

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2020(c)	$15.96	$0.08	$(0.80)	$(0.72)	$–	$–	$–
12/31/2019	13.48	0.24	3.31	3.55	(0.25)	(0.82)	(1.07)
12/31/2018	16.02	0.27	(1.03)	(0.76)	(0.30)	(1.48)	(1.78)
12/31/2017	14.47	0.26	2.49	2.75	(0.27)	(0.93)	(1.20)
12/31/2016	13.60	0.28	1.78	2.06	(0.25)	(0.94)	(1.19)
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.24	(4.51	)(d)	0.99	(e)	1.03	(e)	1.31	(e)	$156,884	50	(d)
15.96	26.45		0.96		1.10		1.58		182,728	61
13.48	(4.67)		0.88		1.22		1.68		140,639	58
16.02	19.12		0.85		1.21		1.71		192,222	58
14.47	15.10		0.85		1.25		1.89		171,330	75
13.60	(2.13)		0.85		1.28		1.76		105,016	70

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Dividend Growth Portfolio (formerly, Calibrated Dividend Growth Portfolio) (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Fund do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .52% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2020 and continuing through April 30, 2021, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$2,751,116
Net long-term capital gains	–	8,974,804
Total distributions paid	$–	$11,725,920

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$144,025,484
Gross unrealized gain	16,768,512
Gross unrealized loss	(4,134,021)
Net unrealized security gain	$12,634,491

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$75,660,803	$88,558,596

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades sales of $670,080, which resulted in net realized gains of $104,963.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2020 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2020, the Fund had futures contracts with unrealized appreciation of $2,910, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $(361,862) and $(14,112) are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 7.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet

16

Notes to Financial Statements (unaudited)(continued)

offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,265,024	$–	$1,265,024
Total	$1,265,024	$–	$1,265,024

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b)
Fixed Income Clearing Corp.	$1,265,024	$–	$–		$(1,265,024)	$–
Total	$1,265,024	$–	$–		$(1,265,024)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if

17

Notes to Financial Statements (unaudited)(continued)

Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the Fund did not loan any securities.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other

18

Notes to Financial Statements (unaudited)(concluded)

companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	1,054,015	2,675,880
Reinvestment of distributions	–	737,009
Shares reacquired	(2,206,269)	(2,399,283)
Increase (decrease)	(1,152,254)	1,013,606

19

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Dividend Growth Portfolio	SFCS-PORT-3 (08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class VC
Actual	$1,000.00	$838.60	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.42

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	8.68%
Consumer Discretionary	7.22%
Consumer Staples	7.83%
Energy	5.28%
Financials	19.70%
Health Care	13.58%
Industrials	11.76%
Information Technology	10.65%
Materials	4.27%
Real Estate	3.37%
Transportation	1.24%
Utilities	6.04%
Repurchase Agreement	0.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.59%

Aerospace & Defense 2.91%
General Dynamics Corp.	17,511	$2,617
Raytheon Technologies Corp.	46,121	2,842
Total		5,459

Auto Components 3.00%
Dorman Products, Inc.*	24,904	1,670
LCI Industries	17,280	1,987
Lear Corp.	18,174	1,981
Total		5,638

Banks 8.39%
BankUnited, Inc.	84,112	1,703
Citigroup, Inc.	79,599	4,068
East West Bancorp, Inc.	71,245	2,582
JPMorgan Chase & Co.	55,221	5,194
U.S. Bancorp	59,751	2,200
Total		15,747

Beverages 1.51%
PepsiCo, Inc.	21,400	2,830

Building Products 2.05%
A.O. Smith Corp.	30,592	1,441
Masco Corp.	48,033	2,412
Total		3,853

Capital Markets 4.02%
Ameriprise Financial, Inc.	12,392	1,859
BlackRock, Inc.	5,049	2,747
E*TRADE Financial Corp.	59,200	2,944
Total		7,550

Chemicals 3.76%
Corteva, Inc.*	103,466	2,772
Dow, Inc.*	35,276	1,438
PPG Industries, Inc.	26,816	2,844
Total		7,054
Investments	Shares	Fair Value (000)
Consumer Finance 1.82%
American Express Co.	35,815	$3,410

Diversified Telecommunication Services 2.21%
Verizon Communications, Inc.	75,400	4,157

Electric: Utilities 4.79%
Duke Energy Corp.	35,445	2,832
Edison International	51,296	2,786
NextEra Energy, Inc.	13,752	3,303
Pacific Gas And Electric Co.	77,000	77
Total		8,998

Electrical Equipment 2.63%
Hubbell, Inc.	20,298	2,545
Rockwell Automation, Inc.	11,260	2,398
Total		4,943

Energy Equipment & Services 0.49%
National Oilwell Varco, Inc.	75,704	927

Equity Real Estate Investment Trusts 3.37%
Alexandria Real Estate
Equities, Inc.	11,306	1,834
Highwoods Properties, Inc.	23,511	878
Prologis, Inc.	19,340	1,805
UDR, Inc.	48,339	1,807
Total		6,324

Health Care Equipment & Supplies 3.34%
Alcon, Inc. (Switzerland)*(a)	41,832	2,398
Medtronic plc (Ireland)(a)	42,169	3,867
Total		6,265

Health Care Providers & Services 4.35%
Anthem, Inc.	9,395	2,471
CVS Health Corp.	58,613	3,808
McKesson Corp.	12,372	1,898
Total		8,177

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Household Products 3.67%
Colgate-Palmolive Co.	51,500	$3,773
Procter & Gamble Co. (The)	7,900	944
Spectrum Brands Holdings, Inc.	47,379	2,175
Total		6,892

Industrial Conglomerates 1.78%
Honeywell International, Inc.	23,056	3,334

Information Technology Services 3.43%
Euronet Worldwide, Inc.*	25,440	2,438
Mastercard, Inc. Class A	6,294	1,861
MAXIMUS, Inc.	30,500	2,149
Total		6,448

Insurance 5.47%
American International
Group, Inc.	81,800	2,551
Axis Capital Holdings Ltd.	34,418	1,396
Everest Re Group Ltd.	11,572	2,386
Globe Life, Inc.	24,040	1,785
Hartford Financial Services Group, Inc. (The)	55,963	2,157
Total		10,275

Interactive Media & Services 3.38%
Alphabet, Inc. Class A*	2,930	4,155
Facebook, Inc. Class A*	9,687	2,200
Total		6,355

Internet & Direct Marketing Retail 0.98%
Booking Holdings, Inc.*	1,157	1,842

Machinery 2.35%
Cummins, Inc.	11,000	1,906
Westinghouse Air Brake Technologies Corp.	43,593	2,509
Total		4,415
Investments	Shares		Fair Value (000)
Media 3.08%
Comcast Corp. Class A		60,862	$2,372
Fox Corp. Class A		87,100	2,336
Nexstar Media Group, Inc. Class A		12,760	1,068
Total			5,776

Metals & Mining 0.51%
Nucor Corp.		23,362	967

Multi-Utilities1.29%
CMS Energy Corp.		41,336	2,415

Oil, Gas & Consumable Fuels 4.78%
Chevron Corp.		20,500	1,829
Marathon Petroleum Corp.		63,887	2,388
Noble Energy, Inc.		190,588	1,708
ONEOK, Inc.		38,410	1,276
Total SA ADR		46,292	1,780
Total			8,981

Personal Products 1.21%
Unilever PLC ADR		41,500	2,278

Pharmaceuticals 5.89%
Bristol-Myers Squibb Co.		64,532	3,794
Johnson & Johnson		16,047	2,257
Merck & Co., Inc.		28,932	2,237
Sanofi(b)	EUR	27,120	2,766
Total			11,054

Road & Rail 1.24%
Saia, Inc.*		20,931	2,327

Semiconductors & Semiconductor Equipment 3.06%
Intel Corp.		56,142	3,359
Texas Instruments, Inc.		18,791	2,386
Total			5,745

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2020

Investments	Shares	Fair Value (000)
Software 2.65%
Microsoft Corp.	14,064	$2,862
Oracle Corp.	38,425	2,124
Total		4,986

Specialty Retail 3.24%
Lowe’s Cos., Inc.	24,882	3,362
TJX Cos., Inc. (The)	53,779	2,719
Total		6,081

Technology Hardware, Storage & Peripherals 1.50%
Apple, Inc.	7,700	2,809

Tobacco 1.44%
Philip Morris International, Inc.	38,520	2,699
Total Common Stocks (cost $197,523,633)		187,011
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $679,700 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $737,342; proceeds: $722,856 (cost $722,856)	$723	$723
Total Investments in Securities 99.98% (cost $198,246,489)		187,734
Other Assets in Excess of Liabilities 0.02%		38
Net Assets 100.00%		$187,772

EUR	Euro.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Pharmaceuticals	$8,288	$2,766	$—	$11,054
Remaining Industries	175,957	—	—	175,957
Short-Term Investment
Repurchase Agreement	—	723	—	723
Total	$184,245	$3,489	$—	$187,734

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value (cost $198,246,489)	$187,734,137
Receivables:
Dividends	282,626
Investment securities sold	232,294
From advisor (See Note 3)	21,952
Capital shares sold	1,513
Securities lending income receivable	3,576
Total assets	188,276,098
LIABILITIES:
Payables:
Management fee	117,364
Capital shares reacquired	42,627
Directors’ fees	41,727
Fund administration	6,260
Foreign currency overdraft	5
Accrued expenses	296,005
Total liabilities	503,988
Commitments and contingent liabilities
NET ASSETS	$187,772,110
COMPOSITION OF NET ASSETS:
Paid-in capital	$226,789,743
Total distributable earnings (loss)	(39,017,633)
Net Assets	$187,772,110
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	13,536,737
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.87

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $58,887)	$3,067,744
Securities lending net income	4,246
Interest	1,089
Total investment income	3,073,079
Expenses:
Management fee	825,902
Non 12b-1 service fees	277,184
Shareholder servicing	124,877
Fund administration	45,200
Professional	21,730
Reports to shareholders	21,584
Custody	4,561
Directors’ fees	3,404
Other	25,322
Gross expenses	1,349,764
Expense reductions (See Note 8)	(1,892)
Fees waived and expenses reimbursed (See Note 3)	(127,480)
Net expenses	1,220,392
Net investment income	1,852,687
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(24,183,733)
Net realized gain (loss) on foreign currency related transactions	(284)
Net change in unrealized appreciation/depreciation on investments	(35,967,107)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(8)
Net realized and unrealized gain (loss)	(60,151,132)
Net Decrease in Net Assets Resulting From Operations	$(58,298,445)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$1,852,687	$4,017,075
Net realized gain (loss) on investments and foreign currency related transactions	(24,184,017)	3,898,285
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(35,967,115)	39,613,736
Net increase (decrease) in net assets resulting from operations	(58,298,445)	47,529,096
Distributions to shareholders:	–	(12,066,296)
Capital share transactions (See Note 14):
Proceeds from sales of shares	20,806,028	275,997,853
Reinvestment of distributions	–	12,066,296
Cost of shares reacquired	(102,734,099)	(203,255,827)
Net increase (decrease) in net assets resulting from capital share transactions	(81,928,071)	84,808,322
Net increase (decrease) in net assets	(140,226,516)	120,271,122
NET ASSETS:
Beginning of period	$327,998,626	$207,727,504
End of period	$187,772,110	$327,998,626

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

6/30/2020(e)	$16.55	$0.10	$(2.78)	$(2.68)	$–	$–	$–
12/31/2019	14.13	0.21	2.84	3.05	(0.21)	(0.42)	(0.63)
12/31/2018	18.86	0.20	(1.78)	(1.58)	(0.28)	(2.87)	(3.15)
12/31/2017	18.30	0.19	2.10	2.29	(0.21)	(1.52)	(1.73)
12/31/2016	16.28	0.23	2.34	2.57	(0.21)	(0.34)	(0.55)
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.87	(16.14	)(d)	1.08	(e)	1.22	(e)	1.67	(e)	$187,772	43	(d)
16.55	21.51		1.11		1.19		1.35		327,999	124
14.13	(8.16)		1.18		1.19		1.09		207,728	117
18.86	12.57		1.15		1.19		1.01		388,799	106
18.30	15.74		1.15		1.20		1.36		387,518	132
16.28	(3.44)		1.15		1.21		0.90		261,006	135

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .63% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2020 and continuing through April 30, 2021, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.08%. This agreement may be terminated only by the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (NAV) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$6,488,812
Net long-term capital gains	–	5,577,484
Total distributions paid	$–	$12,066,296

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$204,694,012
Gross unrealized gain	9,793,296
Gross unrealized loss	(26,753,171)
Net unrealized security loss	$(16,959,875)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain distributions received.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$97,511,916	$177,302,489

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $38,369, and sales of $1,505,759, which resulted in net realized losses of $31,048.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$722,856	$–	$722,856
Total	$722,856	$–	$722,856

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$722,856	$–	$–		$(722,856)	$–
Total	$722,856	$–	$–		$(722,856)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

17

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the Fund did not loan any securities.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well-established smaller companies. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks, especially over the short term. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell

18

Notes to Financial Statements (unaudited)(concluded)

these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	1,582,694	17,712,782
Reinvestment of distributions	–	730,892
Shares reacquired	(7,870,078)	(13,323,396)

Increase (decrease)	(6,287,384)	5,120,278

19

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio	SFFE-PORT-3 (08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class VC
Actual	$1,000.00	$ 852.20	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	9.02%
Consumer Discretionary	7.11%
Consumer Staples	8.24%
Energy	5.27%
Financials	19.77%
Health Care	13.78%
Industrials	12.29%
Information Technology	10.55%
Materials	4.36%
Real Estate	3.08%
Utilities	6.04%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.43%

Aerospace & Defense 3.52%
General Dynamics Corp.	57,949	$8,661
Raytheon Technologies Corp.	137,763	8,489
Total		17,150

Auto Components 0.98%
Lear Corp.	43,800	4,775

Automobiles 0.75%
General Motors Co.	144,600	3,658

Banks 7.98%
Citigroup, Inc.	206,995	10,577
East West Bancorp, Inc.	186,941	6,775
JPMorgan Chase & Co.	157,265	14,792
U.S. Bancorp	181,196	6,672
Total		38,816

Beverages 1.55%
PepsiCo, Inc.	56,961	7,534

Building Products 1.73%
Masco Corp.	167,295	8,400

Capital Markets 4.71%
Ameriprise Financial, Inc.	57,978	8,699
BlackRock, Inc.	12,193	6,634
E*TRADE Financial Corp.	152,942	7,606
Total		22,939

Chemicals 3.83%
Corteva, Inc.*	226,710	6,073
Dow, Inc.*	124,972	5,094
PPG Industries, Inc.	70,541	7,482
Total		18,649

Consumer Finance 1.77%
American Express Co.	90,270	8,594

Diversified Telecommunication Services 2.44%
Verizon Communications, Inc.	215,020	11,854
Investments	Shares		Fair Value (000)
Electric: Utilities 4.78%
Duke Energy Corp.		91,799	$7,334
Edison International		132,893	7,217
NextEra Energy, Inc.		35,621	8,555
Pacific Gas And Electric Co.		137,753	138
Total			23,244

Electrical Equipment 1.48%
Hubbell, Inc.		57,623	7,224

Electronic Equipment, Instruments & Components 0.98%
Avnet, Inc.		171,771	4,790

Energy Equipment & Services 0.58%
National Oilwell Varco, Inc.		231,672	2,838

Equity Real Estate Investment Trusts 3.07%
Alexandria Real Estate Equities, Inc.		40,232	6,528
Highwoods Properties, Inc.		60,525	2,259
Prologis, Inc.		66,183	6,177
Total			14,964

Food Products 0.73%
Danone SA(a)	EUR	51,300	3,561

Health Care Equipment & Supplies 3.60%
Alcon, Inc. (Switzerland)*(b)		130,781	7,496
Medtronic plc (Ireland)(b)		109,452	10,037
Total			17,533

Health Care Providers & Services 4.14%
Anthem, Inc.		20,947	5,508
CVS Health Corp.		151,974	9,874
McKesson Corp.		31,122	4,775
Total			20,157

Household Products 3.28%
Colgate-Palmolive Co.		133,900	9,810
Procter & Gamble Co. (The)		51,587	6,168
Total			15,978

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Industrial Conglomerates 2.28%
Honeywell International, Inc.	76,808	$11,106

Information Technology Services 1.24%
Mastercard, Inc. Class A	20,400	6,032

Insurance 5.30%
American International Group, Inc.	177,885	5,546
Axis Capital Holdings Ltd.	114,229	4,633
Everest Re Group Ltd.	25,687	5,297
Globe Life, Inc.	61,771	4,585
Hartford Financial Services Group, Inc. (The)	149,147	5,750
Total		25,811

Interactive Media & Services 3.44%
Alphabet, Inc. Class A*	7,586	10,757
Facebook, Inc. Class A*	26,296	5,971
Total		16,728

Internet & Catalog Retail 0.98%
Booking Holdings, Inc.*	3,005	4,785

Internet & Direct Marketing Retail 1.35%
eBay, Inc.	125,340	6,574

Machinery 3.24%
Cummins, Inc.	49,200	8,524
Westinghouse Air Brake Technologies Corp.	125,594	7,231
Total		15,755

Media 3.14%
Comcast Corp. Class A	157,678	6,146
Fox Corp. Class A	225,820	6,057
Nexstar Media Group, Inc. Class A	36,682	3,070
Total		15,273

Metals & Mining 0.52%
Nucor Corp.	61,172	2,533

Multi-Utilities 1.29%
CMS Energy Corp.	107,100	6,257
Investments	Shares		Fair Value (000)
Oil, Gas & Consumable Fuels 4.68%
Chevron Corp.		79,001	$7,049
Marathon Petroleum Corp.		132,561	4,955
Noble Energy, Inc.		420,168	3,765
ONEOK, Inc.		73,614	2,445
Total SA ADR		119,203	4,585
Total			22,799

Personal Products 1.25%
Unilever plc(a)	GBP	112,758	6,082

Pharmaceuticals 6.03%
Bristol-Myers Squibb Co.		167,182	9,830
Johnson & Johnson		43,491	6,116
Merck & Co., Inc.		80,107	6,195
Sanofi(a)	EUR	70,763	7,217
Total			29,358

Semiconductors & Semiconductor Equipment 3.57%
Intel Corp.		145,514	8,706
Texas Instruments, Inc.		68,117	8,649
Total			17,355

Software 3.00%
Microsoft Corp.		37,693	7,671
Oracle Corp.		125,138	6,916
Total			14,587

Specialty Retail 3.04%
Lowe’s Cos., Inc.		57,500	7,769
TJX Cos., Inc. (The)		138,580	7,007
Total			14,776

Technology Hardware, Storage & Peripherals 1.75%
Apple, Inc.		23,400	8,536

Tobacco 1.43%
Philip Morris International, Inc.		99,029	6,938

Total Common Stocks
(cost $481,461,162)			483,943

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $2,229,300 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $2,418,356; proceeds: $2,370,869 (cost $2,370,869)	$2,371	$2,371
Total Investments in Securities 99.92% (cost $483,832,031)		486,314
Other Assets in Excess of Liabilities 0.08%		409
Net Assets 100.00%		$486,723

GBP	British Pound.
EUR	Euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Food Products	$–	$3,561	$–	$3,561
Personal Products	–	6,082	–	6,082
Pharmaceuticals	22,141	7,217	–	29,358
Remaining Industries	444,942	–	–	444,942
Short-Term Investment
Repurchase Agreement	–	2,371	–	2,371
Total	$467,083	$19,231	$–	$486,314

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value (cost $483,832,031)	$486,313,731
Receivables:
Dividends	757,765
Investment securities sold	450,308
Capital shares sold	143,589
Prepaid expenses	786
Total assets	487,666,179
LIABILITIES:
Payables:
Management fee	204,224
Directors’ fees	139,486
Capital shares reacquired	22,391
Fund administration	16,338
Accrued expenses	560,612
Total liabilities	943,051
Commitments and contingent liabilities
NET ASSETS	$486,723,128
COMPOSITION OF NET ASSETS:
Paid-in capital	$504,462,976
Total distributable earnings (loss)	(17,739,848)
Net Assets	$486,723,128
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	16,523,326
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$29.46

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $152,203)	$6,998,861
Interest	2,253
Total investment income	7,001,114
Expenses:
Management fee	1,237,857
Non 12b-1 service fees	610,682
Shareholder servicing	268,983
Fund administration	99,029
Professional	32,204
Reports to shareholders	23,923
Directors’ fees	6,236
Custody	2,129
Other	47,942
Gross expenses	2,328,985
Expense reductions (See Note 8)	(3,752)
Net expenses	2,325,233
Net investment income	4,675,881
Net realized and unrealized gain(loss):
Net realized gain(loss) on investments	(22,360,221)
Net realized gain(loss) on foreign currency related transactions	6,664
Net change in unrealized appreciation/depreciation on investments	(64,607,553)
Net realized and unrealized gain (loss)	(86,961,110)
Net Decrease in Net Assets Resulting From Operations	$(82,285,229)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2020	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$4,675,881	$9,166,694
Net realized gain (loss) on investments and foreign currency related transactions	(22,353,557)	33,083,132
Net change in unrealized appreciation/depreciation on investments	(64,607,553)	73,643,845
Net increase (decrease) in net assets resulting from operations	(82,285,229)	115,893,671
Distributions to shareholders:	–	(46,631,283)
Capital share transactions (See Note 14):
Proceeds from sales of shares	20,052,755	9,794,053
Reinvestment of distributions	–	46,631,006
Cost of shares reacquired	(32,895,041)	(91,503,941)
Net decrease in net assets resulting from capital share transactions	(12,842,286)	(35,078,882)
Net increase (decrease) in net assets	(95,127,515)	34,183,506
NET ASSETS:
Beginning of period	$581,850,643	$547,667,137
End of period	$486,723,128	$581,850,643

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2020(c)	$34.57	$0.21	$(5.32)	$(5.11)	$–	$–	$–
12/31/2019	30.65	0.55	6.31	6.86	(0.58)	(2.36)	(2.94)
12/31/2018	37.15	0.50	(3.53)	(3.03)	(0.52)	(2.95)	(3.47)
12/31/2017	36.72	0.48	4.39	4.87	(0.53)	(3.91)	(4.44)
12/31/2016	32.21	0.52	4.99	5.51	(0.52)	(0.48)	(1.00)
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to
			Average Net Assets:		Supplemental Data:

Net					Net
asset				Net	assets,	Portfolio
value,	Total		Total	investment	end of	turnover
end of	return(b)		expenses	income	period	rate
period	(%)		(%)	(%)	(000)	(%)
$29.46	(14.78	)(d)	0.95 (e)	1.91 (e)	$486,723	42 (d)
34.57	22.49		0.94	1.59	581,851	76
30.65	(8.14)		0.93	1.35	547,667	89
37.15	13.38		0.93	1.26	696,564	97
36.72	17.11		0.94	1.54	718,550	98
32.21	(2.86)		0.94	1.15	724,298	105

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES
(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Fund do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

Notes to Financial Statements (unaudited)(continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2020, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value ("NAV") of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract

14

Notes to Financial Statements (unaudited)(continued)

owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 were as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$9,183,499
Net long-term capital gains	–	37,447,784
Total distributions paid	$–	$46,631,283

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$485,746,398
Gross unrealized gain	39,666,474
Gross unrealized loss	(39,099,141)
Net unrealized security gain	$567,333

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain distributions received.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$206,621,097	$215,467,024

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $353,815, and sales of $2,587,683 which resulted in realized net losses of $486,820.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,370,869	$–	$2,370,869
Total	$2,370,869	$–	$2,370,869

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$2,370,869	$–	$–		$(2,370,869)	$–
Total	$2,370,869	$–	$–		$(2,370,869)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-ended management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on

17

Notes to Financial Statements (unaudited)(concluded)

the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the Fund did not loan any securities.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	780,239	287,670
Reinvestment of distributions	–	1,350,380
Shares reacquired	(1,089,045)	(2,675,516)
Decrease	(308,806)	(1,037,466)

18

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3 (08/20)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class VC
Actual	$1,000.00	$1,056.10	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.37

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	3.27%
Consumer Discretionary	12.65%
Consumer Staples	3.31%
Energy	0.61%
Financials	6.21%
Health Care	22.80%
Industrials	12.35%
Information Technology	31.90%
Materials	3.57%
Real Estate	1.68%
Repurchase Agreement	1.00%
Money Market Funds(a)	0.65%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.28%

Aerospace & Defense 1.06%
CAE, Inc. (Canada)(a)	72,291	$1,170

Banks 0.79%
First Republic Bank	8,222	871

Beverages 1.13%
Brown-Forman Corp. Class B	19,552	1,245

Biotechnology 6.92%
Acceleron Pharma, Inc.*	5,178	493
Argenx SE ADR*	2,323	523
BioMarin Pharmaceutical, Inc.*	10,267	1,266
Blueprint Medicines Corp.*	4,444	347
Immunomedics, Inc.*	18,779	666
Iovance Biotherapeutics, Inc.*	18,717	514
Natera, Inc.*	21,948	1,094
Sarepta Therapeutics, Inc.*	5,783	927
Seattle Genetics, Inc.*	7,402	1,258
Twist Bioscience Corp.*	12,139	550
Total		7,638

Building Products 0.67%
Allegion plc (Ireland)(a)	7,218	738

Capital Markets 3.14%
MarketAxess Holdings, Inc.	3,437	1,722
Moody’s Corp.	2,216	609
MSCI, Inc.	3,392	1,132
Total		3,463

Chemicals 0.46%
FMC Corp.	5,155	514

Commercial Services & Supplies 0.50%
Healthcare Services Group, Inc.	22,444	549

Construction Materials 1.12%
Vulcan Materials Co.	10,721	1,242
Investments	Shares	Fair Value (000)
Containers & Packaging 2.02%
Avery Dennison Corp.	6,726	$767
Ball Corp.	21,005	1,460
Total		2,227

Diversified Consumer Services 1.40%
Bright Horizons Family Solutions, Inc.*	5,244	615
Service Corp. International	23,860	928
Total		1,543

Electrical Equipment 1.93%
AMETEK, Inc.	12,365	1,105
Hubbell, Inc.	8,158	1,023
Total		2,128

Electronic Equipment, Instruments & Components 1.67%
Keysight Technologies, Inc.*	10,133	1,021
Trimble, Inc.*	19,130	826
Total		1,847

Entertainment 0.32%
Warner Music Group Corp. Class A*	11,839	349

Equity Real Estate Investment Trusts 1.69%
SBA Communications Corp.	6,271	1,868

Health Care Equipment & Supplies 7.25%
Align Technology, Inc.*	7,282	1,998
DexCom, Inc.*	1,381	560
IDEXX Laboratories, Inc.*	2,350	776
Insulet Corp.*	5,684	1,104
Penumbra, Inc.*	3,806	681
Silk Road Medical, Inc.*	10,483	439
Teleflex, Inc.	3,363	1,224
West Pharmaceutical Services, Inc.	5,366	1,219
Total		8,001

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.81%
Centene Corp.*	19,783	$1,257
Guardant Health, Inc.*	9,161	743
Total		2,000

Health Care Technology 1.48%
Veeva Systems, Inc. Class A*	6,964	1,633

Hotels, Restaurants & Leisure 1.71%
Chipotle Mexican Grill, Inc.*	1,792	1,886

Household Products 1.55%
Church & Dwight Co., Inc.	22,114	1,709

Industrial Conglomerates 1.12%
Roper Technologies, Inc.	3,180	1,235

Information Technology Services 9.59%
Euronet Worldwide, Inc.*	3,671	352
FleetCor Technologies, Inc.*	6,918	1,740
Genpact Ltd.	36,269	1,325
Global Payments, Inc.	9,843	1,670
Jack Henry & Associates, Inc.	7,930	1,459
Twilio, Inc. Class A*	10,306	2,261
Wix.com Ltd. (Israel)*(a)	6,940	1,778
Total		10,585

Insurance 2.34%
Goosehead Insurance, Inc. Class A*	20,308	1,527
RenaissanceRe Holdings Ltd.	6,188	1,058
Total		2,585

Interactive Media & Services 2.99%
IAC/InterActiveCorp.*	7,266	2,350
Snap, Inc. Class A*	40,275	946
Total		3,296

Leisure Products 0.69%
Peloton Interactive, Inc. Class A*	13,146	759
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 3.49%
10X Genomics, Inc. Class A*		7,449	$665
Bio-Rad Laboratories, Inc. Class A*		1,985	896
Charles River Laboratories International, Inc.*		7,063	1,232
Repligen Corp.*		8,577	1,060
Total			3,853

Machinery 1.91%
Fortive Corp.		12,335	835
Stanley Black & Decker, Inc.		9,134	1,273
Total			2,108

Multi-Line Retail 2.21%
Dollar General Corp.		5,767	1,099
Dollar Tree, Inc.*		14,464	1,340
Total			2,439

Oil, Gas & Consumable Fuels 0.61%
Parsley Energy, Inc. Class A		63,593	679

Personal Products 0.66%
Shiseido Co., Ltd.(b)	JPY	11,495	732

Pharmaceuticals 2.06%
Catalent, Inc.*		11,252	825
Zoetis, Inc.		10,564	1,447
Total			2,272

Professional Services 1.89%
CoStar Group, Inc.*		2,931	2,083

Road & Rail 3.40%
J.B. Hunt Transport Services, Inc.		9,659	1,162
Kansas City Southern		3,922	586
Old Dominion Freight Line, Inc.		8,027	1,361
Saia, Inc.*		5,781	643
Total			3,752

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.69%
Analog Devices, Inc.	12,668	$1,554
Lam Research Corp.	3,869	1,252
Microchip Technology, Inc.	10,782	1,135
NXP Semiconductors NV (Netherlands)(a)	7,759	885
Xilinx, Inc.	14,841	1,460
Total		6,286

Software 15.24%
Anaplan, Inc.*	20,032	908
Coupa Software, Inc.*	5,172	1,433
DocuSign, Inc.*	9,794	1,687
Everbridge, Inc.*	6,393	884
New Relic, Inc.*	5,039	347
Palo Alto Networks, Inc.*	6,542	1,502
RingCentral, Inc. Class A*	11,340	3,232
ServiceNow, Inc.*	2,628	1,064
Slack Technologies, Inc. Class A*(c)	35,176	1,094
Splunk, Inc.*	15,435	3,067
Zendesk, Inc.*	18,161	1,608
Total		16,826

Specialty Retail 5.57%
Burlington Stores, Inc.*	9,905	1,951
O’Reilly Automotive, Inc.*	5,476	2,309
Tractor Supply Co.	12,775	1,684
Vroom, Inc.*	3,955	206
Total		6,150

Textiles, Apparel & Luxury Goods 1.20%
Canada Goose Holdings, Inc. (Canada)*(a)	11,890	276
Lululemon Athletica, Inc. (Canada)*(a)	3,353	1,046
Total		1,322
Total Common Stocks (cost $95,797,246)		109,583
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.67%

Repurchase Agreement 1.01%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $1,134,900 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $1,137,544; proceeds: $1,115,201 (cost $1,115,201)	$1,115	$1,115

	Shares
Money Market Funds 0.66%
CitiBank N.A.(d)	72,610	73
Fidelity Government Portfolio(d)	653,490	653
Total Money Market Funds (Cost $726,100)		726
Total Short-Term Investments (cost $1,841,301)		1,841
Total Investments in Securities 100.95% (cost $97,638,547)		111,424
Liabilities in Excess of Securities Lending and Other Assets (0.95)%		(1,051)
Net Assets 100.00%		$110,373

JPY	Japanese Yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security was on loan to brokers at June 30, 2020.
(d)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$732	$—	$732
Remaining Industries	108,851	—	—	108,851
Short-Term Investments
Repurchase Agreement	—	1,115	—	1,115
Money Market Funds	726	—	—	726
Total	$109,577	$1,847	$—	$111,424

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $715,070 of securities loaned (cost $97,638,547)	$111,423,933
Cash	402,416
Receivables:
Investment securities sold	160,400
Dividends	21,501
Capital shares sold	1,355
Securities lending income receivable	897
Total assets	112,010,502
LIABILITIES:
Payables:
Investment securities purchased	511,282
Capital shares reacquired	129,647
Management fee	66,774
Directors’ fees	15,116
Fund administration	3,561
Payable for collateral due to broker for securities lending	726,100
Accrued expenses	184,997
Total liabilities	1,637,477
Commitments and contingent liabilities
NET ASSETS	$110,373,025
COMPOSITION OF NET ASSETS:
Paid-in capital	$90,803,245
Total distributable earnings (loss)	19,569,780
Net Assets	$110,373,025
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	8,025,371
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.75

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $1,197)	$297,748
Securities lending net income	1,021
Interest	1,132
Total investment income	299,901
Expenses:
Management fee	362,508
Non 12b-1 service fees	119,117
Shareholder servicing	52,639
Professional	21,351
Fund administration	19,334
Reports to shareholders	14,628
Directors’ fees	1,317
Custody	1,254
Other	12,108
Gross expenses	604,256
Expense reductions (See Note 8)	(773)
Net expenses	603,483
Net investment loss	(303,582)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	6,716,922
Net realized gain (loss) on foreign currency related transactions	12
Net change in unrealized appreciation/depreciation on investments	(10,974,691)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(27)
Net realized and unrealized gain (loss)	(4,257,784)
Net Decrease in Net Assets Resulting From Operations	$(4,561,366)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment loss	$(303,582)	$(311,871)
Net realized gain (loss) on investments and foreign currency related transactions	6,716,934	9,405,162
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,974,718)	21,821,780
Net increase (decrease) in net assets resulting from operations	(4,561,366)	30,915,071
Distributions to shareholders:	–	(11,365,461)
Capital share transactions (See Note 14):
Proceeds from sales of shares	42,135,045	68,968,670
Reinvestment of distributions	–	11,365,461
Cost of shares reacquired	(52,145,485)	(41,430,866)
Net increase (decrease) in net assets resulting from capital share transactions	(10,010,440)	38,903,265
Net increase (decrease) in net assets	(14,571,806)	58,452,875
NET ASSETS:
Beginning of period	$124,944,831	$66,491,956
End of period	$110,373,025	$124,944,831

10	See Notes to Financial Statements.

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11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2020(c)	$13.02	$(0.03)	$0.76	$0.73	$–	$13.75
12/31/2019	10.48	(0.03)	3.82	3.79	(1.25)	13.02
12/31/2018	14.20	(0.07)	(0.42)	(0.49)	(3.23)	10.48
12/31/2017	11.96	(0.04)	2.77	2.73	(0.49)	14.20
12/31/2016	11.88	(0.03)	0.18	0.15	(0.07)	11.96
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
5.61	(d)	1.27	(e)	1.27	(e)	(0.64	)(e)	$110,373	71	(d)
36.37		1.22		1.27		(0.27)		124,945	45
(2.89)		1.13		1.29		(0.45)		66,492	39
22.91		1.10		1.27		(0.29)		134,201	69
1.23		1.13		1.33		(0.25)		123,735	155
2.72		1.20		1.31		(0.42)		91,977	125

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (NAV) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019, was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$97,816
Net long-term capital gains	–	11,267,645
Total distributions paid	$–	$11,365,461

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$98,736,755
Gross unrealized gain	13,928,829
Gross unrealized loss	(1,241,651)
Net unrealized security gain	$12,687,178

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$70,356,520	$80,017,493

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (”cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months period ended June 30, 2020, the Fund engaged in cross-trades purchases of $3,481,355, and sales of $282,810 which resulted in net realized losses of $49,073.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,115,201	$–	$1,115,201
Total	$1,115,201	$–	$1,115,201

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$1,115,201	$–	$–		$(1,115,201)	$–
Total	$1,115,201	$–	$–		$(1,115,201)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the

Notes to Financial Statements (unaudited)(continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$715,070	$726,100

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	3,275,966	5,842,901
Reinvestment of distributions	–	868,963
Shares reacquired	(4,844,548)	(3,463,128)
Increase (decrease)	(1,568,582)	3,248,736

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Port. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Growth Opportunities Portfolio	LASFGO-3 (08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class VC
Actual	$1,000.00	$ 835.30	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Communication Services	3.25%
Consumer Discretionary	8.74%
Consumer Staples	4.57%
Energy	4.33%
Financials	17.02%
Health Care	8.15%
Industrials	16.67%
Information Technology	10.42%
Materials	6.90%
Real Estate	10.36%
Utilities	9.01%
Repurchase Agreement	0.48%
Money Market Funds(a)	0.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2020

			Fair
			Value
Investments	Shares		(000)
COMMON STOCKS 99.63%

Aerospace & Defense 1.29%
Hexcel Corp.		60,877	$2,753

Auto Components 1.62%
Lear Corp.		31,800	3,467

Banks 5.26%
CIT Group, Inc.		79,154	1,641
Citizens Financial Group, Inc.		104,400	2,635
East West Bancorp, Inc.		87,100	3,157
Sterling Bancorp		138,162	1,619
SVB Financial Group*		10,115	2,180
Total			11,232

Beverages 1.29%
Carlsberg A/S Class B(a)	DKK	20,800	2,758

Building Products 3.30%
A.O. Smith Corp.		74,328	3,502
Masco Corp.		70,524	3,541
Total			7,043

Capital Markets 4.25%
Ameriprise Financial, Inc.		24,079	3,613
Apollo Global
Management, Inc.		53,698	2,680
Ares Capital Corp.(b)		192,300	2,779
Total			9,072

Chemicals 3.12%
Axalta Coating Systems Ltd.*		155,052	3,496
Corteva, Inc.*		117,841	3,157
Total			6,653

Communications Equipment 1.25%
F5 Networks, Inc.*		19,117	2,667

Construction & Engineering 1.56%
EMCOR Group, Inc.		50,282	3,326

Consumer Finance 1.57%
Discover Financial Services		66,900	3,351
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 1.54%
Avery Dennison Corp.	28,900	$3,297

Electric: Utilities 7.52%
Edison International	67,300	3,655
Entergy Corp.	34,052	3,195
Evergy, Inc.	53,644	3,181
FirstEnergy Corp.	84,355	3,271
Pacific Gas And Electric Co.	64,285	64
Pinnacle West Capital Corp.	36,620	2,684
Total		16,050

Electrical Equipment 4.73%
Acuity Brands, Inc.	32,635	3,125
Hubbell, Inc.	26,375	3,306
Rockwell Automation, Inc.	17,258	3,676
Total		10,107

Electronic Equipment, Instruments & Components 1.30%
Avnet, Inc.	99,917	2,786

Energy Equipment & Services 0.66%
National Oilwell Varco, Inc.	114,400	1,401

Equity Real Estate Investment Trusts 10.39%
Alexandria Real Estate Equities, Inc.	22,206	3,603
Camden Property Trust	29,400	2,682
Duke Realty Corp.	90,301	3,196
Healthcare Trust of America, Inc. Class A	113,540	3,011
Highwoods Properties, Inc.	80,214	2,994
Host Hotels & Resorts, Inc.	95,136	1,027
UDR, Inc.	83,614	3,125
Weingarten Realty Investors	134,157	2,540
Total		22,178

Food Products 2.32%
General Mills, Inc.	43,771	2,699
J.M. Smucker Co. (The)	21,237	2,247
Total		4,946

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 3.07%
Alcon, Inc. (Switzerland)*(c)	56,226	$3,223
NuVasive, Inc.*	59,812	3,329
Total		6,552

Health Care Providers & Services 5.10%
AmerisourceBergen Corp.	31,703	3,194
Centene Corp.*	50,476	3,208
Quest Diagnostics, Inc.	29,921	3,410
Universal Health Services, Inc. Class B	11,660	1,083
Total		10,895

Household Products 0.97%
Spectrum Brands Holdings, Inc.	45,000	2,066

Information Technology Services 2.61%
Amdocs Ltd.	35,829	2,181
Euronet Worldwide, Inc.*	35,500	3,402
Total		5,583

Insurance 5.98%
Axis Capital Holdings Ltd.	57,421	2,329
Everest Re Group Ltd.	15,226	3,139
Globe Life, Inc.	27,750	2,060
Hanover Insurance Group, Inc. (The)	23,348	2,366
Hartford Financial Services Group, Inc. (The)	74,311	2,865
Total		12,759

Internet & Direct Marketing Retail 2.04%
eBay, Inc.	82,999	4,353

Leisure Products 1.97%
Brunswick Corp.	65,555	4,196

Machinery 4.31%
Crane Co.	47,200	2,806
Cummins, Inc.	18,700	3,240
Westinghouse Air Brake Technologies Corp.	54,921	3,162
Total		9,208
			Fair
			Value
Investments	Shares		(000)
Media 3.26%
Fox Corp. Class A		98,000	$2,628
Interpublic Group of Cos., Inc. (The)		59,823	1,027
Nexstar Media Group, Inc. Class A		17,640	1,476
Omnicom Group, Inc.		33,500	1,829
Total			6,960

Metals & Mining 2.25%
Lundin Mining Corp.(a)	CAD	621,739	3,334
Nucor Corp.		35,600	1,474
Total			4,808

Multi-Utilities 1.51%
CMS Energy Corp.		55,225	3,226

Oil, Gas & Consumable Fuels 3.68%
Marathon Petroleum Corp.		57,494	2,149
Noble Energy, Inc.		213,920	1,917
ONEOK, Inc.		53,046	1,762
Parsley Energy, Inc. Class A		189,953	2,029
Total			7,857

Road & Rail 1.51%
Landstar System, Inc.		28,800	3,235

Semiconductors & Semiconductor Equipment 3.63%
Marvell Technology Group Ltd.		93,448	3,276
Teradyne, Inc.		52,983	4,478
Total			7,754

Software 1.64%
Synopsys, Inc.*		17,989	3,508

Specialty Retail 1.61%
Ross Stores, Inc.		40,311	3,436

Textiles, Apparel & Luxury Goods 1.52%
Columbia Sportswear Co.		40,300	3,247
Total Common Stocks (cost $223,949,763)			212,730

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2020

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 0.58%

Repurchase Agreement 0.48%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $968,500 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $1,050,634; proceeds: $1,030,026 (cost $1,030,026)	$1,030	$1,030
		Fair
		Value
Investments	Shares	(000)
Money Market Funds 0.10%
CitiBank N.A.(d)	21,750	$22
Fidelity Government Portfolio(d)	195,750	195
Total Money Market Funds (cost $217,500)		217
Total Short-Term Investments (cost $1,247,526)		1,247
Total Investments in Securities 100.21% (cost $225,197,289)		213,977
Liabilities in Excess of Securities Lending and Other Assets (0.21)%		(448)
Net Assets 100.00%		$213,529

CAD	Canadian dollar.
DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security was on loan to brokers at June 30, 2020.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Beverages	$–	$2,758	$–	$2,758
Electric: Utilities	15,986	64	–	16,050
Remaining Industries	193,922	–	–	193,922
Short-Term Investments
Repurchase Agreement	–	1,030	–	1,030
Money Market Funds	217	–	–	217
Total	$210,125	$3,852	$–	$213,977

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $209,619 of securities loaned (cost $225,197,289)	$213,977,251
Receivables:
Investment securities sold	451,436
Dividends	167,212
Capital shares sold	22,041
Securities lending income receivable	10
Prepaid expenses	359
Total assets	214,618,309
LIABILITIES:
Payables:
Management fee	132,471
Directors’ fees	69,606
Capital shares reacquired	45,647
Fund administration	7,143
Payable for collateral due to broker for securities lending	217,500
Accrued expenses	616,504
Total liabilities	1,088,871
Commitments and contingent liabilities
NET ASSETS	$213,529,438
COMPOSITION OF NET ASSETS:
Paid-in capital	$232,367,735
Total distributable earnings (loss)	(18,838,297)
Net Assets	$213,529,438
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	10,770,187
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.83

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $15,728)	$2,766,025
Securities lending net income	10
Interest	1,382
Total investment income	2,767,417
Expenses:
Management fee	815,606
Non 12b-1 service fees	272,493
Shareholder servicing	87,291
Fund administration	44,225
Reports to shareholders	31,468
Professional	27,793
Directors’ fees	2,874
Custody	2,178
Other	22,448
Gross expenses	1,306,376
Expense reductions (See Note 8)	(1,714)
Net expenses	1,304,662
Net investment income	1,462,755
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(8,040,261)
Net realized gain (loss) on foreign currency related transactions	456
Net change in unrealized appreciation/depreciation on investments	(37,656,643)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	224
Net realized and unrealized gain (loss)	(45,696,224)
Net Decrease in Net Assets Resulting From Operations	$(44,233,469)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$1,462,755	$2,413,673
Net realized gain (loss) on investments and foreign currency related transactions	(8,039,805)	7,087,354
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(37,656,419)	42,550,934
Net increase (decrease) in net assets resulting from operations	(44,233,469)	52,051,961
Distributions to shareholders:	–	(6,874,851)
Capital share transactions (See Note 14):
Proceeds from sales of shares	7,572,163	33,801,297
Reinvestment of distributions	–	6,874,851
Cost of shares reacquired	(20,929,208)	(55,704,547)
Net decrease in net assets resulting from capital share transactions	(13,357,045)	(15,028,399)
Net increase (decrease) in net assets	(57,590,514)	30,148,711
NET ASSETS:
Beginning of period	$271,119,952	$240,971,241
End of period	$213,529,438	$271,119,952

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2020(c)	$23.74	$0.11	$(4.02)	$(3.91)	$–	$–	$–
12/31/2019	19.87	0.21	4.27	4.48	(0.21)	(0.40)	(0.61)
12/31/2018	24.51	0.15	(3.83)	(3.68)	(0.17)	(0.79)	(0.96)
12/31/2017	25.52	0.14	1.58	1.72	(0.16)	(2.57)	(2.73)
12/31/2016	23.28	0.13	3.69	3.82	(0.13)	(1.45)	(1.58)
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$19.83	(16.47	)(d)	1.20	(e)	1.34	(e)	$213,529	34	(d)
23.74	22.64		1.17		0.91		271,120	79
19.87	(15.04)		1.17		0.64		240,971	50
24.51	6.83		1.16		0.55		331,388	70
25.52	16.39		1.17		0.52		356,563	67
23.28	(3.79)		1.18		0.56		347,526	61

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES
(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Fund do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain on foreign currency exchange contracts in the Fund’s Statement of Operations.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2020, the effective management fee was at an annualized rate of .74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$2,394,211
Net long-term capital gains	–	4,480,640
Total distributions paid	$–	$6,874,851

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$226,104,602
Gross unrealized gain	16,124,083
Gross unrealized loss	(28,251,434)
Net unrealized security loss	$(12,127,351)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$76,560,845	$88,279,898

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $668,364, and sales of $748,845 which resulted in net realized losses of $89,256.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,030,026	$–	$1,030,026
Total	$1,030,026	$–	$1,030,026

16

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,030,026	$–	$–	$(1,030,026)	$–
Total	$1,030,026	$–	$–	$(1,030,026)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

17

Notes to Financial Statements (unaudited)(continued)

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$209,619	$217,500

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline

18

Notes to Financial Statements (unaudited)(concluded)

significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	416,779	1,487,614
Reinvestment of distributions	–	289,623
Shares reacquired	(1,066,252)	(2,487,867)
Decrease	(649,473)	(710,630)

19

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

45	Statement of Assets and Liabilities

46	Statement of Operations

47	Statements of Changes in Net Assets

48	Financial Highlights

50	Notes to Financial Statements

63	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020, through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class VC
Actual	$1,000.00	$1,002.80	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Auto	4.80%
Basic Industry	0.19%
Capital Goods	1.03%
Consumer Cyclicals	1.35%
Consumer Discretionary	1.46%
Consumer Services	0.65%
Consumer Staples	1.22%
Energy	9.23%
Financial Services	54.98%
Foreign Government	0.47%
Health Care	5.17%
Integrated Oils	0.37%
Materials and Processing	3.89%
Municipal	0.13%
Producer Durables	1.88%
Technology	4.18%
Telecommunications	1.00%
Transportation	1.41%
U.S. Government	2.40%
Utilities	3.36%
Repurchase Agreement	0.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.40%

ASSET-BACKED SECURITIES 19.27%

Automobiles 6.14%
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	$55		$54,662
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	30		30,610
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64		65,149
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29		29,160
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	22		22,209
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42		42,458
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64		64,102
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	100		100,805
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	47		47,424
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100		101,948
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1		871
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	1		1,092
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	47		47,286
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	15		14,779
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	62		62,152
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	10		9,802
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	–	(a)	213
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21		21,091
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33		33,532
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	166		166,950
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	29		29,705
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43		44,023
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	18		17,889
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	46		46,285
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	75		75,112
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	36		35,607
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100		101,007

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	$100		$102,391
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100		101,058
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200		200,942
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	100		100,920
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	100		100,984
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	19		19,284
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	18		18,496
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	126		127,439
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	49		49,812
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	79		79,583
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	96		96,661
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34		34,831
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84		85,767
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39		39,438
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76		77,332
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44		44,748
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	25		25,178
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107		108,460
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82		82,268
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	22		22,046
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	75		75,786
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	81		81,649
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50		52,388
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100		101,213
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	16		16,455
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	10		10,316
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	17		16,607
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	–	(a)	439
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	79		80,076
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	45		45,406
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300		303,577
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100		102,980
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	200		211,907
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	100		107,110
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	100		100,954
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	100		102,552
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	65		64,997

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	$81	$82,075
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	73	73,178
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	27,386
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	75	75,559
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	72,740
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	74	74,644
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	25	25,205
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	18	18,149
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	147	147,695
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	14,177
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88	89,519
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	10	10,416
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	17	17,325
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54	54,980
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	42	42,247
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	78	79,354
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	122,358
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	75	75,494
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	1	1,456
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	7	6,792
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	33,098
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	6	6,096
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	141	142,493
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	8	8,469
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	126	126,641
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	86	87,296
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	97	98,380
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	94	94,994
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	17	17,297
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	60	61,402
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	24	24,241
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	53	53,221
Total				6,122,350

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 2.30%
Barclays Dryrock Issuance Trust 2018-1 A	0.515% (1 Mo. LIBOR + .33%	)#	7/15/2024	$100	$99,872
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	211	211,702
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	41	42,170
Discover Card Execution Note Trust 2015-A4	2.19%		4/17/2023	100	100,653
First National Master Note Trust 2017-2 A	0.625% (1 Mo. LIBOR + .44%	)#	10/16/2023	172	171,996
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	268	271,175
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	100	99,950
Master Credit Card Trust II Series 2018-1A A†	0.68% (1 Mo. LIBOR + .49%	)#	7/21/2024	100	99,378
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	181,078
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	100,625
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	103,583
Trillium Credit Card Trust II 2018-2A A†	0.53% (1 Mo. LIBOR + .35%	)#	9/26/2023	100	99,995
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	49	49,110
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	135,291
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	56	56,236
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	173	178,793
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	36	36,553
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	97	100,188
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	8	8,187
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	140	142,919
Total					2,289,454

Other 10.83%
ACAM Ltd. 2019-FL1 A†	1.595% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	168	165,628
Ally Master Owner Trust 2018-3 A	0.505% (1 Mo. LIBOR + .32%	)#	7/15/2022	66	66,022

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ammc Clo Ltd. 2016-19A BR†	3.019% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	$250	$245,785
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	68	69,041
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	97	98,333
Apidos CLO XXII 2015-22A A1R†	2.195% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	250	243,245
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.175% (1 Mo. LIBOR + .99%	)#	12/15/2027	100	98,220
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.335% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	100	98,264
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.335% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	136	132,722
Ares XLI Clo Ltd. 2016-41A AR†	2.419% (3 Mo. LIBOR + 1.20%	)#	1/15/2029	250	245,812
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	5	4,517
Avery Point V CLO Ltd. 2014-5A AR†	2.115% (3 Mo. LIBOR + .98%	)#	7/17/2026	99	98,806
BDS Ltd. 2019-FL3 A†	1.594% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	100	98,266
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	2.385% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	250	246,596
BlueMountain CLO Ltd. 2012-2A AR2†	1.427% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	250	245,221
BSPRT Issuer, Ltd. 2019 FL5 A†	1.335% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	100	97,791
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051	78	80,861
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	7	7,042
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024	54	53,075
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	15	14,869
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	53	53,805
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	43	41,964
DLL LLC 2018-1 A3†	3.10%		4/18/2022	89	89,754
DLL LLC 2018-1 A4†	3.27%		4/17/2026	109	112,025
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	31	31,450
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	101,231
Dryden XXV Senior Loan Fund 2012-25A BRR†	2.569% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	290	279,857
Elm CLO Ltd. 2014-1A BRR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	200	196,014

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		$–	(a)	$333
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	150		108,568
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		$248		248,668
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		239		245,805
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		314		329,274
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		27		26,813
Grand Avenue CRE 2019-FL1 A†	1.305% (1 Mo. LIBOR + 1.12%	)#	6/15/2037		216		213,338
Grand Avenue CRE 2019-FL1 AS†	1.685% (1 Mo. LIBOR + 1.50%	)#	6/15/2037		100		97,764
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.735% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		124		122,026
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.335% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		38		36,578
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.071% (3 Mo. LIBOR + 1.08%	)#	7/25/2027		154		152,107
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030		100		101,047
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		100		100,282
HPS Loan Management 10-2016 Ltd. A2R†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2028		250		243,543
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		180		182,383
JFIN CLO Ltd. 2013-1A A1NR†	3.209% (3 Mo. LIBOR + 1.39%	)#	1/20/2030		129		126,134
KKR CLO Ltd.†	2.387% (3 Mo. LIBOR + 1.14%	)#	3/15/2031		250		243,602
LCM XXIV Ltd. 24A A†	2.445% (3 Mo. LIBOR + 1.31%	)#	3/20/2030		250		245,016
LMREC, Inc. 2019-CRE3 A†	1.585% (1 Mo. LIBOR + 1.40%	)#	12/22/2035		183		178,382
LoanCore Issuer Ltd. 2019-CRE2 A†	1.315% (1 Mo. LIBOR + 1.13%	)#	5/15/2036		201		199,065
M360 LLC 2019-CRE2 A†	1.585% (1 Mo. LIBOR + 1.40%	)#	9/15/2034		155		153,258
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024		147		149,618
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025		54		53,683
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029		250		244,511
Mountain View CLO XIV Ltd. 2019-1A A1†	2.709% (3 Mo. LIBOR + 1.49%	)#	4/15/2029		250		247,373
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034		37		36,729
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023		374		379,564

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	$100	$99,427
Northwoods Capital Ltd. 2019-20A A1†	3.221% (3 Mo. LIBOR + 1.32%	)#	1/25/2030	250	245,749
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	103,782
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	151	153,682
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	100,749
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	34	34,298
Orec Ltd. 2018-CRE1 A†	1.365% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	136	131,048
OZLM Funding III Ltd. 2013-3A A1RR†	2.278% (3 Mo. LIBOR + 1.18%	)#	1/22/2029	248	242,892
OZLM VIII Ltd. 2014-8A A1RR†	2.305% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	249	243,178
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	122	123,461
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	98	95,600
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	71	69,672
Ready Capital Mortgage Financing LLC 2018-FL2 A†	1.035% (1 Mo. LIBOR + .85%	)#	6/25/2035	4	3,520
Salem Fields CLO Ltd. 2016-2A A1R†	2.141% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	250	245,838
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	37	37,041
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	60	60,734
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	50	49,752
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	121	120,331
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	86	86,580
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	177	178,072
SLC Student Loan Trust 2008-1 A4A	1.913% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	49	48,603
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	3	3,482
TICP CLO VI Ltd. 2016 6A AR†	2.419% (3 Mo. LIBOR + 1.20%	)#	1/15/2029	250	247,058
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	80	78,262
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.324% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	138	136,128
West CLO Ltd. 2014-2A A1AR†	2.046% (3 Mo. LIBOR + .87%	)#	1/16/2027	83	82,495
Total					10,803,114
Total Asset-Backed Securities (cost $19,205,125)					19,214,918

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $728)			–	(c)	$6	(d)

			Principal Amount (000)
CONVERTIBLE BONDS 0.10%

Energy Equipment & Services 0.02%
SunPower Corp.	0.875%	6/1/2021	$16		14,800

Technology 0.08%
Trip.com Group Ltd. (China)(e)	1.00%	7/1/2020	9		8,989
Weibo Corp. (China)(e)	1.25%	11/15/2022	78		72,925
Total					81,914
Total Convertible Bonds (cost $99,157)					96,714

CORPORATE BONDS 54.19%

Aerospace/Defense 1.17%
Boeing Co. (The)	2.30%	8/1/2021	48		48,444
Boeing Co. (The)	2.80%	3/1/2023	316		322,019
Boeing Co. (The)	4.508%	5/1/2023	251		265,205
Boeing Co. (The)	4.875%	5/1/2025	305		332,454
Bombardier, Inc. (Canada)†(e)	8.75%	12/1/2021	30		24,519
Howmet Aerospace, Inc.	5.125%	10/1/2024	58		59,998
Spirit AeroSystems, Inc.	3.95%	6/15/2023	109		92,650
Triumph Group, Inc.	5.25%	6/1/2022	22		18,887
Total					1,164,176

Air Transportation 0.35%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	9/15/2024	13		11,208
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025	7		5,775
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	71		71,757
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	50		36,329
American Airlines Group, Inc.†	3.75%	3/1/2025	92		42,928
Delta Air Lines, Inc.	2.60%	12/4/2020	60		59,339

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	$8	$7,269
United Airlines Holdings, Inc.	6.00%		12/1/2020	82	81,682
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	9	7,362
US Airways 2013-1 Class B Pass-Through Trust	5.375%		5/15/2023	31	24,915
Total					348,564

Auto Parts: Original Equipment 0.65%
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	200	200,951
ZF North America Capital, Inc.†	4.75%		4/29/2025	450	451,633
Total					652,584

Automotive 3.75%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022	200	180,800
BMW US Capital LLC†	3.80%		4/6/2023	212	227,833
BMW US Capital LLC†	3.90%		4/9/2025	193	214,696
Daimler Finance North America LLC†	1.211% (3 Mo. LIBOR + .67%	)#	11/5/2021	150	148,427
Daimler Finance North America LLC†	1.292% (3 Mo. LIBOR + .90%	)#	2/15/2022	150	148,255
Daimler Finance North America LLC†	1.75%		3/10/2023	150	151,145
Daimler Finance North America LLC†	3.70%		5/4/2023	150	158,848
Ford Motor Credit Co. LLC	1.227% (3 Mo. LIBOR + .93%	)#	9/24/2020	57	56,545
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	288,660
Ford Motor Credit Co. LLC	3.087%		1/9/2023	200	190,562
Ford Motor Credit Co. LLC	3.81%		1/9/2024	200	192,810
General Motors Co.	5.40%		10/2/2023	25	27,102
General Motors Co.	6.125%		10/1/2025	24	27,002
General Motors Financial Co., Inc.	2.363% (3 Mo. LIBOR + .99%	)#	1/5/2023	64	61,712
General Motors Financial Co., Inc.	2.75%		6/20/2025	134	132,205
General Motors Financial Co., Inc.	2.90%		2/26/2025	54	53,843
General Motors Financial Co., Inc.	3.15%		6/30/2022	79	80,405
General Motors Financial Co., Inc.	3.70%		5/9/2023	139	143,238
General Motors Financial Co., Inc.	3.95%		4/13/2024	47	48,646
General Motors Financial Co., Inc.	4.25%		5/15/2023	23	24,036
General Motors Financial Co., Inc.	5.10%		1/17/2024	132	141,184
General Motors Financial Co., Inc.	5.20%		3/20/2023	50	53,531
Hyundai Capital America†	3.25%		9/20/2022	31	31,867
Nissan Motor Acceptance Corp.†	0.996% (3 Mo. LIBOR + .69%	)#	9/28/2022	50	46,241

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Toyota Motor Credit Corp.	1.35%		8/25/2023	$136	$138,804
Toyota Motor Credit Corp.	2.90%		3/30/2023	66	70,008
Volkswagen Group of America Finance LLC†	1.375% (3 Mo. LIBOR + .94%	)#	11/12/2021	700	697,998
Total					3,736,403

Banks: Regional 8.54%
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	400	433,588
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	200	213,297
Associated Bank NA	3.50%		8/13/2021	47	48,074
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	31	31,111
Bancolombia SA (Colombia)(e)	3.00%		1/29/2025	200	196,208
Bank of America Corp.	2.015% (3 Mo. LIBOR + .64%	)#	2/13/2026	32	33,113
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	77	81,056
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%	)#	1/23/2026	29	31,694
Bank of America Corp.	3.95%		4/21/2025	63	69,756
Bank of America Corp.	4.00%		1/22/2025	248	273,879
Bank of America Corp.	4.20%		8/26/2024	175	194,300
BankUnited, Inc.	4.875%		11/17/2025	126	137,801
Barclays Bank plc (United Kingdom)(e)	1.70%		5/12/2022	200	203,576
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	160	173,053
BBVA Bancomer SA†	6.75%		9/30/2022	150	160,097
Canadian Imperial Bank of Commerce (Canada)(e)	0.95%		6/23/2023	122	122,559
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	41	40,133
CIT Group, Inc.	4.125%		3/9/2021	28	28,112
CIT Group, Inc.	4.75%		2/16/2024	49	49,776
CIT Group, Inc.	5.00%		8/15/2022	5	5,122
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	95	96,917
Citigroup, Inc.	1.681% (3 Mo. LIBOR + .69%	)#	10/27/2022	178	177,547
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	73	78,916
Citigroup, Inc.	4.05%		7/30/2022	55	58,485
Citigroup, Inc.	4.40%		6/10/2025	194	217,399
Citigroup, Inc.	5.50%		9/13/2025	34	40,331
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%	)#	6/5/2026	250	253,419
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	200	203,212
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	200	210,420
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	200	222,817
FNB Corp.	2.20%		2/24/2023	53	52,758

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	$240	$238,966
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	52	51,995
Goldman Sachs Group, Inc. (The)	2.02% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	109	109,252
Goldman Sachs Group, Inc. (The)	2.101% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	102	102,485
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	176	193,194
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	109	122,929
JPMorgan Chase & Co.	2.25% (3 Mo. LIBOR + 1.23%	)#	10/24/2023	225	227,563
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	100	100,988
Lloyds Banking Group PLC (United Kingdom)(e)	1.326% (1 Yr Treasury Constant Maturity Rate + 1.10%	)#	6/15/2023	200	201,249
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	95	99,005
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	12	12,485
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75	80,586
Morgan Stanley	2.315% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	59	59,246
Morgan Stanley	2.72% (SOFR + 1.15%	)#	7/22/2025	48	50,997
Morgan Stanley	5.00%		11/24/2025	81	94,722
National Securities Clearing Corp.†	1.20%		4/23/2023	250	253,962
National Securities Clearing Corp.†	1.50%		4/23/2025	250	255,866
Nordea Bank Abp (Finland)†(e)	4.875%		5/13/2021	200	206,773
Popular, Inc.	6.125%		9/14/2023	23	23,314
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	91	99,372
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023	200	202,548
Synovus Financial Corp.	3.125%		11/1/2022	44	44,648
Truist Bank	2.15%		12/6/2024	263	276,682
Truist Financial Corp.	4.00%		5/1/2025	60	68,383
UBS AG	7.625%		8/17/2022	250	278,925
UBS AG (Switzerland)(e)	5.125%		5/15/2024	200	217,677
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	200	203,828
Wells Fargo & Co.	2.016% (3 Mo. LIBOR + 1.03%	)#	7/26/2021	225	226,846
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	76	78,490
Wells Fargo & Co.	2.406% (3 Mo. LIBOR + .83%	)#	10/30/2025	140	145,830
Wells Fargo & Co.	3.75%		1/24/2024	49	53,575
Total					8,520,907

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Beverages 0.55%
Anheuser-Busch InBev Finance, Inc.	3.70%		2/1/2024	$112	$123,145
Constellation Brands, Inc.	1.092% (3 Mo. LIBOR + .70%	)#	11/15/2021	425	425,065
Total					548,210

Building Materials 0.75%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	22	22,191
Carrier Global Corp.†	2.242%		2/15/2025	122	125,219
Norbord, Inc. (Canada)†(e)	6.25%		4/15/2023	80	84,692
Owens Corning	4.20%		12/1/2024	105	115,692
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	400	397,884
Total					745,678

Business Services 0.75%
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	15	15,012
Equifax, Inc.	1.262% (3 Mo. LIBOR + .87%	)#	8/15/2021	450	449,444
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	90	98,520
Laureate Education, Inc.†	8.25%		5/1/2025	15	15,609
PayPal Holdings, Inc.	1.35%		6/1/2023	58	59,249
PayPal Holdings, Inc.	1.65%		6/1/2025	58	60,105
PayPal Holdings, Inc.	2.40%		10/1/2024	50	53,132
Total					751,071

Chemicals 1.12%
Albemarle Corp.†	1.442% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	200	192,270
Blue Cube Spinco LLC	9.75%		10/15/2023	30	30,993
Blue Cube Spinco LLC	10.00%		10/15/2025	18	18,763
Celanese US Holdings LLC	4.625%		11/15/2022	160	169,954
Celanese US Holdings LLC	5.875%		6/15/2021	86	89,758
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%		3/14/2021	200	202,878
DuPont de Nemours, Inc.	4.205%		11/15/2023	93	102,126
NOVA Chemicals Corp. (Canada)†(e)	5.25%		8/1/2023	36	34,852
Nutrien Ltd. (Canada)(e)	3.375%		3/15/2025	65	70,942
Syngenta Finance NV (Netherlands)†(e)	3.933%		4/23/2021	200	201,979
Total					1,114,515

Computer Hardware 1.16%
Booz Allen Hamilton, Inc.†	5.125%		5/1/2025	14	14,261
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	463	506,633
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	23	26,458
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	20	20,037

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware (continued)
Hewlett Packard Enterprise Co.	0.998% (3 Mo. LIBOR + .68%	)#	3/12/2021	$106	$105,949
Hewlett Packard Enterprise Co.	2.093% (3 Mo. LIBOR + .72%	)#	10/5/2021	350	349,401
Leidos, Inc.†	2.95%		5/15/2023	98	102,515
Leidos, Inc.†	3.625%		5/15/2025	30	32,824
Total					1,158,078

Computer Software 0.59%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	125	130,325
Intuit, Inc.	0.95%		7/15/2025	16	16,033
Oracle Corp.	2.50%		4/1/2025	151	162,587
RP Crown Parent LLC†	7.375%		10/15/2024	29	29,033
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	135	137,975
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	108	109,474
Total					585,427

Construction/Homebuilding 0.10%
D.R. Horton, Inc.	2.60%		10/15/2025	38	39,991
D.R. Horton, Inc.	4.75%		2/15/2023	7	7,565
D.R. Horton, Inc.	5.75%		8/15/2023	35	39,597
M/I Homes, Inc.	5.625%		8/1/2025	16	16,218
Total					103,371

Containers 0.03%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%		7/15/2024	14	14,072

Containers (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	5.125%		7/15/2023	17	17,225
Total					31,297

Drugs 3.11%
AbbVie, Inc.†	2.60%		11/21/2024	225	239,745
Bausch Health Cos., Inc.†	5.50%		3/1/2023	8	7,981
Bausch Health Cos., Inc.†	6.125%		4/15/2025	70	71,098
Bausch Health Cos., Inc.†	7.00%		3/15/2024	211	219,349
Bayer US Finance II LLC†	1.323% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	425	424,904
Bayer US Finance II LLC†	2.75%		7/15/2021	32	32,559
Bayer US Finance II LLC†	3.375%		7/15/2024	250	271,120

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Drugs (continued)
Bayer US Finance II LLC†	3.875%		12/15/2023	$200	$219,550
Becton Dickinson & Co.	1.181% (3 Mo. LIBOR + .88%	)#	12/29/2020	147	147,012
Becton Dickinson & Co.	1.348% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	291	291,812
Cardinal Health, Inc.	1.083% (3 Mo. LIBOR + .77%	)#	6/15/2022	145	144,785
Cardinal Health, Inc.	3.079%		6/15/2024	145	154,532
Cardinal Health, Inc.	3.50%		11/15/2024	129	140,425
Cigna Corp.	0.949% (3 Mo. LIBOR + .65%	)#	9/17/2021	175	175,008
Cigna Corp.	2.109% (3 Mo. LIBOR + .89%	)#	7/15/2023	50	50,275
Cigna Corp.	4.125%		11/15/2025	23	26,452
CVS Health Corp.	1.033% (3 Mo. LIBOR + .72%	)#	3/9/2021	13	13,051
CVS Health Corp.	3.875%		7/20/2025	113	126,983
Express Scripts Holding Co.	1.113% (3 Mo. LIBOR + .75%	)#	11/30/2020	225	225,018
Upjohn, Inc.†	1.125%		6/22/2022	24	24,141
Upjohn, Inc.†	1.65%		6/22/2025	98	100,024
Total					3,105,824

Electric: Power 3.34%
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	225	236,762
Avangrid, Inc.	3.20%		4/15/2025	51	55,793
Calpine Corp.	5.75%		1/15/2025	47	47,607
CenterPoint Energy, Inc.	2.50%		9/1/2024	99	104,652
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	200	211,229
Dominion Energy, Inc.†	0.75% (3 Mo. LIBOR + .40%	)#	12/1/2020	83	82,895
Dominion Energy, Inc.	3.071%		8/15/2024	195	209,599
Dominion Energy, Inc.	4.104%		4/1/2021	78	79,769
DTE Energy Co.	2.529%		10/1/2024	143	149,815
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	119	125,585
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	200	206,973
Evergy, Inc.	2.45%		9/15/2024	31	32,790
Exelon Generation Co. LLC	3.25%		6/1/2025	95	102,521
Jersey Central Power & Light Co.†	4.70%		4/1/2024	68	76,344
NextEra Energy Capital Holdings, Inc.	1.08% (3 Mo. LIBOR + .72%	)#	2/25/2022	475	477,710
NRG Energy, Inc.†	3.75%		6/15/2024	197	208,351
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	110	115,330
PPL Capital Funding, Inc.	3.50%		12/1/2022	29	30,711
PPL Capital Funding, Inc.	3.95%		3/15/2024	15	16,271
PPL WEM Ltd./Western Power Distribution Ltd.(United Kingdom)†(e)	5.375%		5/1/2021	96	98,344

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Electric: Power (continued)
San Diego Gas & Electric Co.	1.914%		2/1/2022		$9	$8,612
Sempra Energy	1.719% (3 Mo. LIBOR + .50%	)#	1/15/2021		146	146,027
Southern Power Co.†	0.856% (3 Mo. LIBOR + .55%	)#	12/20/2020		210	210,014
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022		32	32,425
Vistra Operations Co. LLC†	3.55%		7/15/2024		261	269,543
Total						3,335,672

Electrical Equipment 0.97%
Broadcom, Inc.†	3.15%		11/15/2025		75	79,725
Broadcom, Inc.†	3.625%		10/15/2024		300	326,200
Microchip Technology, Inc.†	2.67%		9/1/2023		112	115,342
Microchip Technology, Inc.	3.922%		6/1/2021		62	63,222
Micron Technology, Inc.	2.497%		4/24/2023		56	58,202
NXP BV/NXP Funding LLC (Netherlands)†(e)	2.70%		5/1/2025		85	89,428
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022		225	237,960
Total						970,079

Electronics 0.16%
Flex Ltd.	3.75%		2/1/2026		83	88,066
Trimble, Inc.	4.15%		6/15/2023		53	56,539
Trimble, Inc.	4.75%		12/1/2024		16	17,426
Total						162,031

Entertainment 0.39%
Colt Merger Sub, Inc.†(f)	5.75%		7/1/2025		21	21,158
Colt Merger Sub, Inc.†(f)	6.25%		7/1/2025		75	74,602
CPUK Finance Ltd.(b)	4.25%		2/28/2047	GBP	100	118,780
Eldorado Resorts, Inc.	6.00%		4/1/2025		$71	74,099
Eldorado Resorts, Inc.	7.00%		8/1/2023		11	11,345
Enterprise Development Authority (The)†	12.00%		7/15/2024		38	38,329
Scientific Games International, Inc.	6.625%		5/15/2021		49	49,236
Total						387,549

Environmental Services 0.10%
Covanta Holding Corp.	5.875%		7/1/2025		100	101,615

Financial Services 3.77%
Air Lease Corp.	4.25%		2/1/2024		33	33,815
Aircastle Ltd.	4.40%		9/25/2023		184	178,602
Aircastle Ltd.	5.00%		4/1/2023		107	104,332
Aircastle Ltd.	5.50%		2/15/2022		133	134,306

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Ally Financial, Inc.	3.875%	5/21/2024	$266	$275,280
Ally Financial, Inc.	4.25%	4/15/2021	20	20,364
Ally Financial, Inc.	5.125%	9/30/2024	295	318,887
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%	10/1/2023	68	62,982
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	152	138,900
Capital One Financial Corp.	2.60%	5/11/2023	101	105,541
Discover Financial Services	5.20%	4/27/2022	144	153,784
GE Capital Funding LLC†	3.45%	5/15/2025	332	348,065
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	67	45,057
International Lease Finance Corp.	8.25%	12/15/2020	303	310,191
International Lease Finance Corp.	8.625%	1/15/2022	83	89,207
Invesco Finance plc (United Kingdom)(e)	3.125%	11/30/2022	30	31,679
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	211,328
Jefferies Group LLC	5.125%	1/20/2023	58	62,988
Jefferies Group LLC	6.875%	4/15/2021	32	33,389
Muthoot Finance Ltd. (India)†(e)	4.40%	9/2/2023	200	191,950
Muthoot Finance Ltd. (India)†(e)	6.125%	10/31/2022	200	202,950
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	112	115,226
Navient Corp.	5.00%	10/26/2020	112	111,699
Navient Corp.	5.50%	1/25/2023	18	17,314
Navient Corp.	5.875%	10/25/2024	38	35,815
Navient Corp.	6.125%	3/25/2024	53	50,515
Park Aerospace Holdings Ltd. (Ireland)†(e)	3.625%	3/15/2021	22	21,717
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%	3/15/2023	145	132,367
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%	8/15/2022	16	15,027
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024	228	208,749
Total				3,762,026

Food 0.66%
Albertsons Cos Inc/Safeway Inc/New Albertsons LP/Albertsons LLC	5.75%	3/15/2025	47	48,200
Ingles Markets, Inc.	5.75%	6/15/2023	26	26,211
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	18	18,270
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	34	34,521
MARB BondCo plc (United Kingdom)†(e)	7.00%	3/15/2024	200	201,028
Simmons Foods, Inc.†	7.75%	1/15/2024	44	46,061
Smithfield Foods, Inc.†	2.65%	10/3/2021	94	92,990
Smithfield Foods, Inc.†	3.35%	2/1/2022	96	95,316
Sysco Corp.	5.65%	4/1/2025	82	96,028
Total				658,625

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.41%
Baxter International, Inc.†	3.75%		10/1/2025	$94	$107,173
Boston Scientific Corp.	1.90%		6/1/2025	41	42,489
Stryker Corp.	1.15%		6/15/2025	75	75,549
Zimmer Biomet Holdings, Inc.	1.066% (3 Mo. LIBOR + .75%	)#	3/19/2021	155	154,986
Zimmer Biomet Holdings, Inc.	3.55%		4/1/2025	24	26,121
Total					406,318

Health Care Services 1.52%
Acadia Healthcare Co., Inc.	5.125%		7/1/2022	127	127,102
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	8	8,024
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	168	168,168
Anthem, Inc.	2.375%		1/15/2025	20	21,209
Centene Corp.†	5.375%		6/1/2026	23	23,937
CommonSpirit Health	2.76%		10/1/2024	51	52,634
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	7	7,009
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	24	26,011
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	194	206,007
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	66	67,878
HCA, Inc.	5.00%		3/15/2024	224	249,231
HCA, Inc.	5.25%		4/15/2025	109	125,348
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%		6/1/2025	50	50,967
Select Medical Corp.†	6.25%		8/15/2026	36	36,474
Universal Health Services, Inc.†	4.75%		8/1/2022	342	343,065
Total					1,513,064

Household Equipment/Products 0.62%
Newell Brands, Inc.	4.35%		4/1/2023	333	344,588
Newell Brands, Inc.	4.70%		8/15/2020	8	8,040
Newell Brands, Inc.	4.875%		6/1/2025	20	20,983
Reckitt Benckiser Treasury Services plc (United Kingdom)†(e)	0.857% (3 Mo. LIBOR + .56%	)#	6/24/2022	250	249,682
Total					623,293

Insurance 1.01%
Assurant, Inc.	4.20%		9/27/2023	45	47,757
CNO Financial Group, Inc.	5.25%		5/30/2025	205	227,047
Equitable Financial Life Global Funding†(f)	1.40%		7/7/2025	56	56,317
Equitable Holdings, Inc.	3.90%		4/20/2023	23	24,629

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	0.631% (3 Mo. LIBOR + .31%	)#	3/16/2021	$247	$247,110
Kemper Corp.	4.35%		2/15/2025	44	47,511
Metropolitan Life Global Funding I†	0.90%		6/8/2023	150	150,963
MGIC Investment Corp.	5.75%		8/15/2023	19	19,687
Pacific Life Global Funding II†	1.20%		6/24/2025	32	32,190
Protective Life Global Funding†	1.082%		6/9/2023	150	151,270
Total					1,004,481

Leasing 0.33%
Aviation Capital Group LLC†	2.875%		1/20/2022	16	15,295
Aviation Capital Group LLC†	3.875%		5/1/2023	92	87,597
DAE Funding LLC (United Arab Emirates)†(e)	4.00%		8/1/2020	18	17,930
GATX Corp.	4.35%		2/15/2024	36	39,269
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%		11/1/2024	57	58,713
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%		7/1/2024	93	98,493
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%		2/1/2024	9	9,607
Total					326,904

Leisure 0.26%
Carnival Corp.	3.95%		10/15/2020	122	120,610
LTF Merger Sub, Inc.†	8.50%		6/15/2023	164	136,308
Total					256,918

Lodging 0.34%
Las Vegas Sands Corp.	2.90%		6/25/2025	132	128,256
Las Vegas Sands Corp.	3.20%		8/8/2024	191	190,289
Wyndham Destinations, Inc.	5.625%		3/1/2021	20	19,873
Total					338,418

Machinery: Agricultural 0.67%
BAT Capital Corp.	2.789%		9/6/2024	54	56,969
BAT Capital Corp.	3.222%		8/15/2024	206	220,861
Cargill, Inc.†	1.375%		7/23/2023	34	34,601
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%		7/26/2024	200	207,981
Reynolds American, Inc.	4.85%		9/15/2023	46	51,270
Viterra, Inc. (Canada)†(e)	5.95%		8/1/2020	92	92,389
Total					664,071

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 1.00%
CNH Industrial Capital LLC	4.20%		1/15/2024		$83	$88,510
CNH Industrial Capital LLC	4.375%		11/6/2020		57	57,534
CNH Industrial Capital LLC	4.375%		4/5/2022		79	82,644
CNH Industrial Capital LLC	4.875%		4/1/2021		78	80,042
CNH Industrial NV (United Kingdom)(e)	4.50%		8/15/2023		150	162,107
Flowserve Corp.	4.00%		11/15/2023		191	196,679
Nvent Finance Sarl (Luxembourg)(e)	3.95%		4/15/2023		169	176,752
Welbilt, Inc.	9.50%		2/15/2024		29	27,840
Westinghouse Air Brake Technologies Corp.	1.613% (3 Mo. LIBOR + 1.30%	)#	9/15/2021		22	22,000
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025		9	9,198
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024		92	97,648
Total						1,000,954

Manufacturing 0.20%
General Electric Co.	1.313% (3 Mo. LIBOR + 1.00%	)#	3/15/2023		204	199,265

Media 0.35%
Cox Communications, Inc.†	2.95%		6/30/2023		69	72,729
Cox Communications, Inc.†	3.15%		8/15/2024		15	16,158
iHeartCommunications, Inc.	6.375%		5/1/2026		45	45,141
NBCUniversal Enterprise, Inc.†	5.25%		–	(g)	200	200,527
Univision Communications, Inc.†	5.125%		5/15/2023		11	11,134
Total						345,689

Metals & Minerals: Miscellaneous 1.62%
Anglo American Capital plc (United Kingdom)†(e)	3.625%		9/11/2024		200	210,101
Anglo American Capital plc (United Kingdom)†(e)	4.125%		9/27/2022		200	208,708
Freeport-McMoRan, Inc.	3.875%		3/15/2023		21	21,069
Freeport-McMoRan, Inc.	4.55%		11/14/2024		54	55,018
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%		10/25/2022		142	150,182
Glencore Funding LLC†	3.00%		10/27/2022		11	11,363
Glencore Funding LLC†	4.125%		5/30/2023		211	225,752
Glencore Funding LLC†	4.125%		3/12/2024		102	109,448
Glencore Funding LLC†	4.625%		4/29/2024		28	30,929
Gold Fields Orogen Holding BVI Ltd. (Isle of Man)†(e)	4.875%		10/7/2020		200	200,688
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022		44	45,073
Kinross Gold Corp. (Canada)(e)	5.125%		9/1/2021		17	17,479
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024		57	64,123

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals &Minerals: Miscellaneous (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%		4/11/2023	$200	$209,103
New Gold, Inc. (Canada)†(e)	6.25%		11/15/2022	51	51,566
Total					1,610,602

Natural Gas 0.45%
National Fuel Gas Co.	3.75%		3/1/2023	25	25,498
National Fuel Gas Co.	4.90%		12/1/2021	90	93,111
National Fuel Gas Co.	5.50%		1/15/2026	198	210,865
National Fuel Gas Co.	7.395%		3/30/2023	25	27,079
Southern Star Central Corp.†	5.125%		7/15/2022	97	97,016
Total					453,569

Oil 5.05%
American Energy- Permian Basin LLC†(h)	12.00%		10/1/2024	11	715
BP Capital Markets America, Inc.	0.966% (3 Mo. LIBOR + .65%	)#	9/19/2022	225	226,181
BP Capital Markets America, Inc.	2.937%		4/6/2023	77	81,573
BP Capital Markets America, Inc.	3.194%		4/6/2025	62	67,486
Callon Petroleum Co.	6.125%		10/1/2024	100	34,313
Callon Petroleum Co.	6.25%		4/15/2023	146	55,755
Chevron Corp.	1.141%		5/11/2023	66	67,165
Chevron Corp.	1.554%		5/11/2025	84	86,346
Cimarex Energy Co.	4.375%		6/1/2024	112	118,286
Concho Resources, Inc.	4.375%		1/15/2025	96	99,096
Continental Resources, Inc.	3.80%		6/1/2024	75	70,956
Continental Resources, Inc.	4.50%		4/15/2023	128	122,502
Continental Resources, Inc.	5.00%		9/15/2022	400	394,226
Diamondback Energy, Inc.	2.875%		12/1/2024	103	103,275
Diamondback Energy, Inc.	4.75%		5/31/2025	47	50,319
Diamondback Energy, Inc.	5.375%		5/31/2025	329	338,891
Eni SpA (Italy)†(e)	4.15%		10/1/2020	100	100,416
Equinor ASA (Norway)(e)	1.75%		1/22/2026	28	28,703
Exxon Mobil Corp.	1.571%		4/15/2023	54	55,412
Exxon Mobil Corp.	2.992%		3/19/2025	33	35,938
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	6.51%		3/7/2022	100	107,473
Helmerich & Payne, Inc.	4.65%		3/15/2025	101	107,770
Hess Corp.	3.50%		7/15/2024	93	93,793
HighPoint Operating Corp.	7.00%		10/15/2022	59	14,367
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%		12/1/2024	110	95,001

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Husky Energy, Inc. (Canada)(e)	4.00%		4/15/2024	$60	$61,612
Laredo Petroleum, Inc.	9.50%		1/15/2025	69	47,761
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	103	97,850
Marathon Petroleum Corp.	5.375%		10/1/2022	143	143,883
Matador Resources Co.	5.875%		9/15/2026	160	118,779
MEG Energy Corp. (Canada)†(e)	6.50%		1/15/2025	161	150,258
Montage Resources Corp.	8.875%		7/15/2023	31	24,587
Murphy Oil Corp.	6.875%		8/15/2024	17	15,939
Occidental Petroleum Corp.	1.842% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	236	217,210
Occidental Petroleum Corp.	2.60%		4/15/2022	2	1,916
Occidental Petroleum Corp.	2.70%		8/15/2022	46	42,909
Occidental Petroleum Corp.	2.90%		8/15/2024	85	72,844
Occidental Petroleum Corp.	3.125%		2/15/2022	150	144,405
Occidental Petroleum Corp.	6.95%		7/1/2024	149	146,765
Parsley Energy LLC/Parsley Finance Corp.†	5.25%		8/15/2025	51	49,164
Parsley Energy LLC/Parsley Finance Corp.†	5.375%		1/15/2025	38	37,038
Petroleos Mexicanos (Mexico)(e)	4.25%		1/15/2025	76	69,741
Petroleos Mexicanos (Mexico)(e)	5.375%		3/13/2022	51	51,052
Petroleos Mexicanos (Mexico)(e)	5.50%		1/21/2021	39	39,000
Phillips 66	0.96% (3 Mo. LIBOR + .60%	)#	2/26/2021	97	96,864
Range Resources Corp.	5.00%		8/15/2022	109	99,531
Range Resources Corp.	5.875%		7/1/2022	8	7,388
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	106	102,146
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	108	104,884
SM Energy Co.	6.125%		11/15/2022	60	44,011
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%		4/1/2022	35	35,565
Suncor Energy Ventures Corp. (Canada)†(e)	9.40%		9/1/2021	63	67,349
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	72	78,718
Transocean Sentry Ltd.†	5.375%		5/15/2023	28	24,080
Valero Energy Corp.	2.70%		4/15/2023	68	70,599
Valero Energy Corp.	2.85%		4/15/2025	52	54,907
Valero Energy Corp.	3.65%		3/15/2025	27	29,456
Viper Energy Partners LP†	5.375%		11/1/2027	98	96,296
WPX Energy, Inc.	5.25%		9/15/2024	11	10,869
WPX Energy, Inc.	5.25%		10/15/2027	15	14,038
WPX Energy, Inc.	5.75%		6/1/2026	13	12,648
Total					5,038,020

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 3.35%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	$152	$170,748
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	325	370,136
Colonial Pipeline Co.†	3.50%		10/15/2020	40	40,055
Energy Transfer Operating LP	4.25%		3/15/2023	99	104,626
Energy Transfer Operating LP	5.875%		1/15/2024	424	474,566
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%		11/1/2023	14	15,047
Kinder Morgan Inc/	2.499% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	110	110,017
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	77	78,924
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024	92	96,782
MPLX LP	1.413% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	320	314,820
MPLX LP	5.25%		1/15/2025	171	177,834
MPLX LP	6.25%		10/15/2022	28	28,344
MPLX LP	6.375%		5/1/2024	149	153,877
NGPL PipeCo LLC†	4.375%		8/15/2022	156	161,017
ONEOK, Inc.	7.50%		9/1/2023	62	70,998
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	500	547,226
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	250	281,677
Spectra Energy Partners LP	4.60%		6/15/2021	5	5,149
Sunoco Logistics Partners Operations LP	4.25%		4/1/2024	14	14,992
Texas Eastern Transmission LP†	2.80%		10/15/2022	14	14,259
Texas Eastern Transmission LP†	4.125%		12/1/2020	5	5,022
Texas Gas Transmission LLC†	4.50%		2/1/2021	25	25,217
Western Midstream Operating LP	2.161% (3 Mo. LIBOR + .85%	)#	1/13/2023	51	46,823
Williams Cos, Inc. (The)	4.50%		11/15/2023	19	20,830
Williams Cos, Inc. (The)	7.875%		9/1/2021	9	9,679
Total					3,338,665

Oil: Integrated Domestic 0.37%
Halliburton Co.	3.80%		11/15/2025	14	15,174
National Oilwell Varco, Inc.	2.60%		12/1/2022	71	71,509
Oceaneering International, Inc.	4.65%		11/15/2024	38	28,809
Schlumberger Holdings Corp.†	3.75%		5/1/2024	209	225,261
TechnipFMC plc (United Kingdom)(e)	3.45%		10/1/2022	26	26,463
Total					367,216

Paper & Forest Products 0.06%
Georgia-Pacific LLC†	1.75%		9/30/2025	58	59,879

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.55%
Brixmor Operating Partnership LP	3.65%		6/15/2024	$113	$117,194
China Overseas Finance Cayman V Ltd.	3.95%		11/15/2022	200	210,226
Crown Castle International Corp.	4.45%		2/15/2026	7	8,030
Equinix, Inc.	5.375%		5/15/2027	317	346,581
Equinix, Inc.	5.875%		1/15/2026	148	156,097
Kennedy-Wilson, Inc.	5.875%		4/1/2024	8	7,985
Realogy Group LLC / Realogy Co-Issuer Corp.†	5.25%		12/1/2021	24	24,336
SITE Centers Corp.	3.625%		2/1/2025	6	6,053
SL Green Operating Partnership LP	3.25%		10/15/2022	99	98,629
SL Green Realty Corp.	4.50%		12/1/2022	195	199,182
Vereit Operating Partnership LP	4.60%		2/6/2024	246	261,960
VEREIT Operating Partnership LP	4.625%		11/1/2025	100	108,298
Total					1,544,571

Retail 0.37%
Dollar Tree, Inc.	4.00%		5/15/2025	23	25,915
McDonald’s Corp.	3.30%		7/1/2025	32	35,591
Walgreen Co.	3.10%		9/15/2022	37	38,791
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024	242	266,722
Total					367,019

Savings & Loan 0.11%
People’s United Financial, Inc.	3.65%		12/6/2022	102	106,054

Steel 0.28%
Steel Dynamics, Inc.	4.125%		9/15/2025	186	190,241
Steel Dynamics, Inc.	5.50%		10/1/2024	91	93,559
Total					283,800

Technology 0.65%
Baidu, Inc. (China)(e)	3.875%		9/29/2023	200	213,320
Baidu, Inc. (China)(e)	4.375%		5/14/2024	200	218,189
E*TRADE Financial Corp.	2.95%		8/24/2022	36	37,532
eBay, Inc.	1.90%		3/11/2025	92	95,107
Uber Technologies, Inc.†	7.50%		11/1/2023	79	80,036
VeriSign, Inc.	4.625%		5/1/2023	8	8,071
Total					652,255

Telecommunications 0.82%
AT&T, Inc.	1.498% (3 Mo. LIBOR +1.18%	)#	6/12/2024	653	654,543
CommScope, Inc.†	5.50%		3/1/2024	21	21,263

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Sprint Communications, Inc.	7.00%		8/15/2020	$64	$64,367
T-Mobile USA, Inc.†	1.50%		2/15/2026	73	73,177
T-Mobile USA, Inc.	6.375%		3/1/2025	8	8,228
Total					821,578

Toys 0.06%
Hasbro, Inc.	3.00%		11/19/2024	56	58,711

Transportation: Miscellaneous 0.63%
Canadian Pacific Railway Co. (Canada)(e)	9.45%		8/1/2021	91	99,115
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	36	39,132
Huntington Ingalls Industries, Inc.†	5.00%		11/15/2025	325	336,551
Ryder System, Inc.	3.35%		9/1/2025	51	54,376
XPO Logistics, Inc.†	6.50%		6/15/2022	97	97,337
Total					626,511

Wholesale 0.10%
H&E Equipment Services, Inc.	5.625%		9/1/2025	95	96,178
Total Corporate Bonds (cost $53,604,388)					54,047,705

FLOATING RATE LOANS(i) 1.44%

Air Transportation 0.10%
American Airlines, Inc. 2017 Incremental Term Loan	2.185% (1 Mo. LIBOR + 2.00%	)	12/14/2023	19	15,016
American Airlines, Inc. Repriced TL B due 2023	2.184% (1 Mo. LIBOR + 2.00%	)	4/28/2023	102	82,223
Total					97,239

Business Services 0.10%
Refinitiv US Holdings Inc. 2018 USD Term Loan	3.428% (1 Mo. LIBOR + 3.25%	)	10/1/2025	99	96,783

Electric: Power 0.06%
Pacific Gas & Electric Company DIP Term Loan	2.44% (1 Mo. LIBOR + 2.25%	)	12/31/2020	59	58,877

Electrical Equipment 0.06%
Marvell Technology Group Ltd 2018 Term Loan A	1.555% (1 Mo. LIBOR + 1.38%	)	6/4/2021	58	57,746	(j)

Entertainment 0.25%
Caesars Entertainment Operating Company Exit Term Loan	2.178% (1 Mo. LIBOR + 2.00%	)	10/7/2024	98	97,883

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
GLP Financing, LLC Incremental Term Loan A	1.679% (1 Mo. LIBOR + 1.50%	)	4/28/2021	$21	$21,197	(j)
Scientific Games International, Inc. 2018 Term Loan B5	2.928% (1 Mo. LIBOR + 2.75%	)	8/14/2024	43	38,422
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(e)	3.808% (3 Mo. LIBOR + 3.50%	)	7/10/2025	91	90,502
Total					248,004

Financial Services 0.02%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(e)	2.058% (3 Mo. LIBOR + 1.75%	)	10/6/2023	26	24,618

Government 0.03%
Seminole Tribe of Florida 2018 Term Loan B	1.934% (1 Mo. LIBOR + 1.75%	)	7/8/2024	37	35,446

Health Care 0.04%
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/7/2023	45	42,558

Media 0.33%
AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(e)	7.201% (3 Mo. LIBOR + 5.75%	)	8/13/2021	99	97,580
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(e)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	64	63,787
Charter Communications Operating, LLC 2017 Term Loan A2	1.68% (1 Mo. LIBOR + 1.50%	)	3/31/2023	140	138,284	(j)
Nielsen Finance LLC USD Term Loan B4	2.18% (1 Mo. LIBOR + 2.00%	)	10/4/2023	26	25,569
Total					325,220

Metal Fabricating 0.00%
Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)	0.50% (3 Mo. LIBOR + .50%	)	3/6/2025	2	770

Miscellaneous 0.00%
UTEX Industries Inc. 2nd Lien Term Loan 2014	–	(k)	5/22/2022	6	1

Real Estate Investment Trusts 0.14%
Invitation Homes Operating Partnership LP Term Loan A	1.884% (1 Mo. LIBOR + 1.70%	)	2/6/2022	141	136,542

Retail 0.12%
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 2.25%	)	7/18/2022	132	124,106

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.15%
CenturyLink, Inc. 2020 Term Loan A	2.178% (1 Mo. LIBOR + 2.00%	)	1/31/2025	$153		$146,767

Wholesale 0.04%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	40		37,943
Total Floating Rate Loans (cost $1,491,833)						1,432,620

FOREIGN GOVERNMENT OBLIGATIONS 0.46%

Bermuda 0.22%
Government of Bermuda†	4.854%		2/6/2024	200		219,229

Nigeria 0.20%
Nigeria Government International Bond†(e)	6.75%		1/28/2021	200		203,188

Romania 0.04%
Republic of Romania†(e)	4.875%		1/22/2024	36		39,256
Total Foreign Government Obligations (cost $456,384)						461,673

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.74%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	5		5,262
Government National Mortgage Assoc. 2014-64 IO	1.05%	#(l)	12/16/2054	163		6,787
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	–	(a)	25
Government National Mortgage Assoc. 2014-78 IO	0.22%	#(l)	3/16/2056	34		585
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	23		23,957
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(l)	2/16/2053	27		28,720
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	51		52,870
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	32		33,201
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	45		46,974
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	56		58,361
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	49		51,546
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	81		84,654
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	76		80,358
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	70		73,482
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	54		56,324
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	24		25,168
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	53		55,678
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	52		54,257
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $709,108)						738,209

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.13%
Federal Home Loan Mortgage Corp.	3.57% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	$3		$3,630
Federal Home Loan Mortgage Corp.	3.954% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	7		7,876
Federal Home Loan Mortgage Corp.	3.974% (12 Mo. LIBOR + 1.80%	)#	6/1/2041	7		6,896
Federal National Mortgage Assoc.	2.657% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	5		5,614
Federal National Mortgage Assoc.	2.702% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	20		21,134
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	6		6,039
Federal National Mortgage Assoc.	2.92% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	12		12,897
Federal National Mortgage Assoc.	3.689% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	19		19,802
Federal National Mortgage Assoc.	3.822% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	12		13,128
Federal National Mortgage Assoc.	3.863% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	6		6,030
Federal National Mortgage Assoc.	3.869% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	19		20,310
Federal National Mortgage Assoc.	3.957% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1		1,469
Federal National Mortgage Assoc.	3.961% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1		843
Federal National Mortgage Assoc.	4.066% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	–	(a)	379
Total Government Sponsored Enterprises Pass-Throughs (cost $125,908)						126,047

MUNICIPAL BONDS 0.12%

Miscellaneous
State of Illinois	4.95%		6/1/2023	58		58,759
State of Illinois	6.125%		7/1/2021	65		65,571
Total Municipal Bonds (cost $126,234)						124,330

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.73%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	53		53,889
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100		100,750
AREIT Trust 2018-CRE2 A†	1.175% (1 Mo. LIBOR + .98%	)#	11/14/2035	97		95,629

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.115% (1 Mo. LIBOR + .93%	)#	12/15/2036	$100	$93,376
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.615% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100	92,527
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.835% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100	89,625
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	100,405
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.035% (1 Mo. LIBOR + .85%	)#	1/15/2033	5	4,741
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.185% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	79	76,811
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	183,636
BB-UBS Trust 2012-TFT B†	3.584%	#(l)	6/5/2030	100	86,532	(d)
BB-UBS Trust 2012-TFT C†	3.584%	#(l)	6/5/2030	100	81,480
BBCMS Mortgage Trust 2018-TALL A†	0.907% (1 Mo. LIBOR + .72%	)#	3/15/2037	200	190,839
BBCMS Mortgage Trust 2018-TALL E†	2.622% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	132	113,732
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	55	54,830
BBCMS Trust 2018-BXH A†	1.185% (1 Mo. LIBOR +1.00%	)#	10/15/2037	68	62,726
BDS 2018-FL2 A†	1.144% (1 Mo. LIBOR + .95%	)#	8/15/2035	59	58,581
Benchmark Mortgage Trust 2019-B12 TCA†	3.555%	#(l)	8/15/2052	203	185,361	(d)
Benchmark Mortgage Trust 2019-B12 TCB†	3.555%	#(l)	8/15/2052	225	213,518
BX Commercial Mortgage Trust 2018-BIOA A†	0.856% (1 Mo. LIBOR + .67%	)#	3/15/2037	120	118,553
BX Commercial Mortgage Trust 2019-XL A†	1.105% (1 Mo. LIBOR + .92%	)#	10/15/2036	478	476,116
BX Commercial Mortgage Trust 2019-XL B†	1.265% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	96	94,145
BX Commercial Mortgage Trust 2019-XL C†	1.435% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	96	93,686
BX Commercial Mortgage Trust 2019-XL D†	1.635% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	96	93,467
BX Commercial Mortgage Trust 2019-XL E†	1.985% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	96	92,806
BX Trust 2017-SLCT D†	2.235% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	43	40,977
BX Trust 2017-SLCT E†	3.335% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	51	47,680
BX Trust 2018-BILT A†	0.985% (1 Mo. LIBOR + .80%	)#	5/15/2030	46	43,642
BX Trust 2018-BILT D†	1.955% (1 Mo. LIBOR + 1.77%	)#	5/15/2030	19	16,751
BXP Trust 2017-CQHP A†	1.035% (1 Mo. LIBOR + .85%	)#	11/15/2034	43	41,824

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending 2019 CF1 65B†	4.14%	#(l)	5/15/2052	$102	$97,789
Cantor Commercial Real Estate Lending 2019-CF1 65C†	4.123%	#(l)	5/15/2052	176	163,890
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	28,483
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	28,093
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.275%	#(l)	11/10/2049	187	10,487
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.873%	#(l)	12/10/2054	186	7,112
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	139,505
CHT Mortgage Trust 2017-CSMO A†	1.115% (1 Mo. LIBOR + .93%	)#	11/15/2036	660	633,727
CHT Mortgage Trust 2017-CSMO B†	1.585% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	100	95,477
CHT Mortgage Trust 2017-CSMO D†	2.435% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	100	94,137
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	220	224,148
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.49%	#(l)	6/10/2048	942	14,970
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9	9,455
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	201,305
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	97,302
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	45	47,761
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,277
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	63	62,511
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	185,375
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	30	32,642
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.251%	#(l)	9/10/2047	2,000	12,219
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	107,059
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.794%	#(l)	7/10/2050	90	1,992

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	$13	$14,060
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577%	#(l)	8/10/2029	319	319,766
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.532%	#(l)	8/10/2049	55	3,323
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(l)	8/10/2029	100	99,203
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	23,700
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.435% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	50	47,433
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.695%	#(l)	9/15/2037	992	23,353
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	362,970
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	49,184
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	48,550
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(l)	4/5/2033	50	47,558
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	61,336
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(l)	7/10/2034	50	49,546
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	0.09%	#(l)	7/10/2034	28,675	18,891
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(l)	7/10/2034	109	105,597
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(l)	7/10/2034	50	48,166
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.165% (1 Mo. LIBOR + .98%	)#	5/15/2036	434	430,981
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	2.061%	#(l)	1/15/2049	752	56,011
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	120	122,567
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.135% (1 Mo. LIBOR + .95%	)#	12/15/2030	50	47,414
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	9	8,703
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.619%	#(l)	8/10/2049	193	13,518

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust 2018-BIOD A†	0.988% (1 Mo. LIBOR + .80%	)#	5/15/2035	$93	$91,025
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	100	101,517
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	15	14,599
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(l)	12/10/2036	3,140	9,922
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(l)	5/5/2035	325	326,804
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(l)	5/5/2035	100	97,589
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(l)	5/5/2035	100	100,655
DBWF Mortgage Trust 2018-GLKS B†	1.544% (1 Mo. LIBOR + 1.35%	)#	12/19/2030	100	92,559
DBWF Mortgage Trust 2018-GLKS C†	1.944% (1 Mo. LIBOR + 1.75%	)#	12/19/2030	100	90,177
DBWF Mortgage Trust 2018-GLKS D†	2.594% (1 Mo. LIBOR + 2.40%	)#	12/19/2030	100	88,794
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	90	91,058
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	100,846
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	97,389
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	94	95,181
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	100,298
Great Wolf Trust 2019-WOLF B†	1.519% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	39	36,729
Great Wolf Trust 2019-WOLF C†	1.818% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	56	52,075
Great Wolf Trust 2019-WOLF D†	2.118% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	56	51,545
Great Wolf Trust 2019-WOLF E†	2.917% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	42	38,098
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	213,251
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	100,576
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%	#(l)	2/10/2029	100	99,216
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244%	#(l)	2/10/2037	1,590	15,185
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	98,709
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.035% (1 Mo. LIBOR + .85%	)#	7/15/2032	100	94,311
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.135% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	96,549
GS Mortgage Securities Corp. Trust 2019-70P A†	1.185% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	253	246,389
GS Mortgage Securities Corp. Trust 2019-70P B†	1.505% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	56	53,377

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.685% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	$100		$93,593
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.685% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	500		477,056
GS Mortgage Securities Trust 2011-GC5 B†	5.555%	#(l)	8/10/2044	107		104,797
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.116%	#(l)	1/10/2045	280		5,173
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20		20,376
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(l)	4/10/2031	100		98,743
GS Mortgage Securities Trust 2013-G1 A2 IO	0.329%	#(l)	11/10/2048	1,082		12,378
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100		108,221
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151		163,528
Hawaii Hotel Trust 2019-MAUI B†	1.635% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100		92,603
Hilton Orlando Trust 2018-ORL D†	1.885% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	34		30,460
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100		96,371
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100		98,472	(d)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100		97,801	(d)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100		98,196	(d)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100		90,410
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179		161,675
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(l)	8/5/2034	1,000		24,400
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	16		16,055
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(l)	5/15/2048	27		28,021
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240		222,498
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50		44,774
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.467%	#(l)	1/10/2037	9,369		153,129
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	11		11,295
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	178		139,690
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.109%	#(l)	1/15/2048	731		25,217
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	–	(a)	227
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76		82,512

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	$200	$188,992
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.822%	#(l)	12/15/2049	899	25,448
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.655%	#(l)	7/15/2048	845	18,039
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	224,505
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	24,756
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	19,218
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791%	#(l)	10/5/2031	1,000	5,390
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(l)	10/5/2031	35	31,810
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.211%	#(l)	9/15/2050	982	51,376
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(l)	10/5/2031	12	10,321
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	65,541
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	26,042
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(l)	6/5/2032	20	18,741
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	254,228
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.185% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	14	13,295
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.485% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	56	52,105
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	Zero Coupon	#(l)	6/15/2032	20,156	202
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.785% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	43	39,230
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	8	7,136
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.385% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	90	87,476
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.085% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	24	23,378

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.485% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	$18	$17,546
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	3.305% (1 Mo. LIBOR + 3.12%	)#	4/15/2031	10	9,691
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.124% (1 Mo. LIBOR + .95%	)#	7/5/2033	45	43,156
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.824% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	16	15,064
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	2.424% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	16	14,981
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.51%	#(l)	1/5/2034	3,332	137,029
LoanCore Issuer Ltd. 2019-CRE3 A†	1.235% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	210	206,197
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.555% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	44	42,422
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.991%	#(l)	3/10/2049	860	42,382
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	97	99,017
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	107,469
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	26	26,078
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	102,200
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.72%	#(l)	7/15/2050	392	8,984
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.298%	#(l)	8/15/2046	139	149,669
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,299
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.54%	#(l)	11/15/2049	952	57,947
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,411
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	97,722
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(l)	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A IO	1.131%	#(l)	8/15/2049	1,000	51,232
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,713
Motel 6 Trust 2017-MTL6 E†	3.435% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	173	159,165

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 F†	4.435% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	$53	$46,525
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	14	13,346
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	1	608
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	20,871
New Orleans Hotel Trust 2019-HNLA A†	1.174% (1 Mo. LIBOR + .99%	)#	4/15/2032	150	142,601
New Orleans Hotel Trust 2019-HNLA D†	2.224% (1 Mo. LIBOR + 2.04%	)#	4/15/2032	100	88,653
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	94	96,066
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,777	(d)
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	49,583	(d)
PFP Ltd. 2019-6 A†	1.245% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	114	110,512
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	98,298
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.185% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	124	121,297
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	2	2,135
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	52	53,503
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	87	85,986
ReadyCap Mortgage Trust 2016-3 A IO†	0.456%	#(l)	2/15/2041	4,149	109,110
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	95	96,891
RETL 2019-RVP A†	1.335% (1 Mo. LIBOR + 1.15%	)#	3/15/2036	20	18,634
RETL 2019-RVP C†	2.285% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	50	44,315
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.285% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	130	127,307
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.635% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	41	39,329
Shops at Crystals Trust 2016-CSTL XB IO†	0.328%	#(l)	7/5/2036	1,000	12,990
SLIDE 2018-FUN A†	1.085% (1 Mo. LIBOR + .90%	)#	6/15/2031	67	63,886
SLIDE 2018-FUN B†	1.435% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	14	13,485
SLIDE 2018-FUN C†	1.735% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	12	11,448
SLIDE 2018-FUN D†	2.035% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	19	17,085
SLIDE 2018-FUN XCP IO†	0.976%	#(l)	12/15/2020	1,581	7,083
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	90	90,902
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(l)	6/10/2030	100	86,004
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	30	30,494
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.082%	#(l)	3/10/2046	750	14,675

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	$200	$206,084
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	79,864
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	83,160
Verus Securitization Trust 2020-1 A1†	2.417%	#(l)	1/25/2060	93	94,608
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	309,053
Waikiki Beach Hotel Trust 2019-WBM A†	1.235% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48	45,104
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.87%	#(l)	11/15/2043	100	99,797
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.095%	#(l)	6/15/2048	2,000	4,358
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.894%	#(l)	8/15/2049	957	75,774
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.829%	#(l)	9/15/2048	908	25,606
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,693
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	73	73,908
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,036
West Town Mall Trust 2017-KNOX B IO†	0.52%	#(l)	7/5/2030	1,591	10,137
West Town Mall Trust 2017-KNOX C†	4.491%	#(l)	7/5/2030	25	24,421
West Town Mall Trust 2017-KNOX D†	4.491%	#(l)	7/5/2030	25	24,091
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(l)	2/15/2044	21	21,432
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.48%	#(l)	6/15/2045	71	1,251
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,249
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.964%	#(l)	8/15/2045	321	8,698
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.901%	#(l)	6/15/2045	25	18,769	(d)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	280,437
Total Non-Agency Commercial Mortgage-Backed Securities (cost $19,276,073)					18,675,906

				Shares
				(000)

PREFERRED STOCK 0.00%

Oil
Templar Energy LLC (cost $11,819)				1	–	(d)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 2.22%
U.S. Treasury Bill	Zero Coupon	11/12/2020	$1,007	$1,006,466
U.S. Treasury Note	0.125%	6/30/2022	967	966,509
U.S. Treasury Note	0.25%	6/30/2025	243	242,549
Total U.S. Treasury Obligations (cost $2,214,292)				2,215,524
Total Long-Term Investments (cost $97,321,049)				97,133,652

SHORT-TERM INVESTMENTS 2.04%

COMMERCIAL PAPER 1.22%

Aerospace/Defense 0.25%
Boeing Co.	2.333%	10/29/2020	250	248,406

Automotive 0.37%
American Honda Finance Corp.	2.088%	7/20/2020	113	112,878
General Motors Financial Co., Inc.	0.659%	7/1/2020	257	257,000
Total				369,878

Health Care Services 0.10%
Catholic Hlth Ints	2.334%	7/14/2020	100	99,917

Leisure 0.25%
Carnival Corp.	2.152%	9/4/2020	250	247,972

Oil: Crude Producers 0.25%
Energy Transfer Partners	0.71%	7/1/2020	250	250,000
Total Commercial Paper (cost $1,216,972)				1,216,173

REPURCHASE AGREEMENT 0.82%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $837,600 of U.S. Treasury Note at 0.250% due 6/15/2023; value: $839,551; proceeds: $823,062 (cost $823,062)			823	823,062
Total Short-Term Investments (cost $2,040,034)				2,039,235
Total Investments in Securities 99.44% (cost $99,361,083)				99,172,887
Foreign Cash and Other Assets in Excess Liabilities(m) 0.56%				554,183
Net Assets 100.00%				$99,727,070

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

CAD	Canadian dollar.
GBP	British pound.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $51,147,567, which represents 51.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount represents less than 1,000 shares.
(d)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(j)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2020

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Sell	Morgan Stanley	9/8/2020	95,000	$120,799	$117,761	$3,038

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	149,000	$109,576	$109,769	$(193)

Open Futures Contracts at June 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2020	137	Long	$30,242,686	$30,253,453	$10,767

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	September 2020	39	Short	$(4,891,420)	$(4,903,945)	$(12,525)

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$19,214,918	$–	$19,214,918
Common Stock	–	–	6	6
Convertible Bonds	–	96,714	–	96,714
Corporate Bonds	–	54,047,705	–	54,047,705
Floating Rate Loans
Electrical Equipment	–	–	57,746	57,746
Entertainment	–	226,807	21,197	248,004
Media	–	186,936	138,284	325,220
Remaining Industries	–	801,650	–	801,650
Foreign Government Obligations	–	461,673	–	461,673
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	738,209	–	738,209
Government Sponsored Enterprises Pass–Throughs	–	126,047	–	126,047
Municipal Bonds	–	124,330	–	124,330
Non-Agency Commercial Mortgage-Backed Securities	–	18,031,415	644,491	18,675,906
Preferred Stock	–	–	–	–
U.S. Treasury Obligations	–	2,215,524	–	2,215,524
Short-Term Investments
Commercial Paper	–	1,216,173	–	1,216,173
Repurchase Agreement	–	823,062	–	823,062
Total	$–	$98,311,163	$861,724	$99,172,887
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,038	$–	$3,038
Liabilities	–	(193)	–	(193)
Futures Contracts
Assets	10,767	–	–	10,767
Liabilities	(12,525)	–	–	(12,525)
Total	$(1,758)	$2,845	$–	$1,087

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

				Non-Agency
				Commercial
	Asset-Backed	Common	Floating	Mortgage-Backed	Preferred
Investment Type	Securities	Stock	Rate Loans	Securities	Stock
Balance as of January 1, 2020	$297,452	$6	$332,623	$525,008	$–
Accrued Discounts (Premiums)	–	–	182	(24)	–
Realized Gain (Loss)	–	–	15,072	1,814	–
Change in Unrealized Appreciation (Depreciation)	–	–	(2,702)	(80,341)	–
Purchases	–	–	–	–	–
Sales	–	–	(230,123)	(76,867)	–
Transfers into Level 3	–	–	146,395	514,498	–
Transfers out of Level 3	(297,452)	–	(44,220)	(239,597)	–
Balance as of June 30, 2020	$–	$6	$217,227	$644,491	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$–	$–	$(2,630)	$(77,040)	$–

44	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value (cost $99,361,083)	$99,172,887
Deposits with brokers for futures collateral	52,187
Foreign cash, at value (cost $365)	364
Receivables:
Interest and dividends	656,440
Investment securities sold	617,705
Variation margin for futures contracts	14,912
Unrealized appreciation on forward foreign currency exchange contracts	3,038
Prepaid expenses	2
Total assets	100,517,535
LIABILITIES:
Payables:
Investment securities purchased	384,534
Capital shares reacquired	234,905
Management fee	28,713
Directors’ fees	4,128
Fund administration	3,281
Unrealized depreciation on forward foreign currency exchange contracts	193
Accrued expenses	134,711
Total liabilities	790,465
Commitments and contingent liabilities
NET ASSETS	$99,727,070
COMPOSITION OF NET ASSETS:
Paid-in capital	$102,672,946
Total distributable earnings (loss)	(2,945,876)
Net Assets	$99,727,070
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	6,968,569
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.31

See Notes to Financial Statements.	45

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Interest	$1,619,184
Total investment income	1,619,184
Expenses:
Management fee	173,557
Non 12b-1 service fees	122,721
Shareholder servicing	58,446
Professional	24,655
Fund administration	19,835
Reports to shareholders	12,263
Custody	3,685
Directors’ fees	1,083
Other	8,408
Gross expenses	424,653
Expense reductions (See Note 9)	(761)
Net expenses	423,892
Net investment income	1,195,292
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(525,521)
Net realized gain (loss) on futures contracts	325,298
Net realized gain (loss) on forward foreign currency exchange contracts	8,981
Net realized gain (loss) on foreign currency related transactions	(477)
Net change in unrealized appreciation/depreciation on investments	(1,039,676)
Net change in unrealized appreciation/depreciation on futures contracts	3,163
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	4,634
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(12)
Net change in unrealized appreciation/depreciation on unfunded commitments	(75)
Net realized and unrealized gain (loss)	(1,223,685)
Net Decrease in Net Assets Resulting From Operations	$(28,393)

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$1,195,292	$2,337,794
Net realized gain (loss) on investments and foreign currency related transactions	(191,719)	297,805
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(1,031,966)	1,586,329
Net increase (decrease) in net assets resulting from operations	(28,393)	4,221,928
Distributions to shareholders:	–	(3,238,432)
Capital share transactions (See Note 15):
Proceeds from sales of shares	24,276,132	39,716,107
Reinvestment of distributions	–	3,238,432
Cost of shares reacquired	(24,627,685)	(23,028,334)
Net increase (decrease) in net assets resulting from capital share transactions	(351,553)	19,926,205
Net increase (decrease) in net assets	(379,946)	20,909,701
NET ASSETS:
Beginning of period	$100,107,016	$79,197,315
End of period	$99,727,070	$100,107,016

See Notes to Financial Statements.	47

Financial Highlights

			Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital
6/30/2020(c)	$14.27	$0.15	$(0.11)	$0.04	$–	$–
12/31/2019	14.05	0.38	0.33	0.71	(0.49)	–
12/31/2018	14.38	0.36	(0.20)	0.16	(0.49)	–
12/31/2017	14.57	0.30	0.02	0.32	(0.51)	–
12/31/2016	14.43	0.33	0.19	0.52	(0.38)	–
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

48	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:
Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$–	$14.31	0.28	(d)	0.86	(e)	0.86	(e)	2.44	(e)	$99,727	46	(d)
(0.49)	14.27	5.06		0.88		0.90		2.66		100,107	56
(0.49)	14.05	1.15		0.83		0.92		2.48		79,197	65
(0.51)	14.38	2.19		0.80		0.94		2.05		59,888	75
(0.38)	14.57	3.47		0.80		1.04		2.21		47,219	69
(0.35)	14.43	0.58		0.80		1.45		1.79		21,803	61

See Notes to Financial Statements.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models

Notes to Financial Statements (unaudited)(continued)

and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remain open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending on jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency

Notes to Financial Statements (unaudited)(continued)

exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included, if applicable, in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2020, the Fund had no unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk- for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions

Notes to Financial Statements (unaudited)(continued)

from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Year Ended 12/31/2019
Distributions paid from:
Ordinary income	$–	$3,238,432
Total distributions paid	$–	$3,238,432

As of December 31, 2019, the Fund had a capital loss carryforward of $2,064,811, which will carryforward indefinitely.

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$101,054,748
Gross unrealized gain	1,633,966
Gross unrealized loss	(3,514,740)
Net unrealized security loss	$(1,880,774)

The difference between book-basis unrealized gains (losses) is primarily attributable to the tax treatment of other financial instruments, and amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$16,663,281	$31,001,544	$18,428,679	$25,217,381

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $443,572 and sales of $148,255 which resulted in net realized gains of $3,193.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$3,038
Futures Contracts(2)	$10,767	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$193
Futures Contracts(2)	$12,525	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2020, were as follows:

	Interest Rate Contracts	Forward Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$8,981
Futures Contracts(2)	$325,298	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$4,634
Futures Contracts(4)	$3,163	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$198,419
Futures Contracts(6)	$157	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2020.
(1)	Statement of Operations location: Net realized loss on forward foreign currency exchange contracts.
(2)	Statement of Operations location: Net realized gain on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,038	$–	$3,038
Repurchase Agreement	823,062	–	823,062
Total	$826,100	$–	$826,100

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$823,062	$–	$–	$(823,062)	$–
Morgan Stanley	3,038	–	–	–	3,038
Total	$826,100	$–	$–	$(823,062)	$3,038

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$193	$–	$193
Total	$193	$–	$193

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Toronto Dominion Bank	$193	$–	$–	$–	$193
Total	$193	$–	$–	$–	$193

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of June 30, 2020.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company

Notes to Financial Statements (unaudited)(continued)

(“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the Fund did not loan any securities.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(continued)

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited )	Year Ended December 31, 2019
Shares sold	1,721,012	2,752,920
Reinvestment of distributions	–	227,258
Shares reacquired	(1,766,370)	(1,603,166)
Increase (decrease)	(45,358)	1,377,012

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by		SFSDI-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	(08/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2020

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

32	Financial Highlights

34	Notes to Financial Statements

45	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class VC
Actual	$1,000.00	$1,036.80	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.62

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Auto	1.00%
Basic Industry	0.08%
Capital Goods	0.47%
Consumer Cyclical	1.50%
Consumer Discretionary	0.64%
Consumer Services	1.41%
Consumer Staples	1.07%
Energy	3.73%
Financial Services	28.78%
Foreign Government	2.25%
Health Care	4.96%
Integrated Oils	0.59%
Materials & Processing	2.75%
Municipal	0.68%
Producer Durables	1.70%
Technology	3.28%
Telecommunications	0.63%
Transportation	0.43%
U.S. Government	40.29%
Utilities	3.20%
Repurchase Agreement	0.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 119.87%

ASSET-BACKED SECURITIES 17.28%

Automobiles 5.81%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$85	$84,653
ACC Trust 2019-1 B†	4.47%		10/20/2022	469	452,237	(a)
Ally Auto Receivables Trust 2019-4 A2	1.93%		10/17/2022	1,526	1,533,861
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	1,089	1,097,250
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%		11/8/2021	332	331,867
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	5	5,238
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.444% (1 Mo. LIBOR + .25%	)#	1/18/2022	5	5,231
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	251	251,847
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.454% (1 Mo. LIBOR + .26%	)#	6/20/2022	277	277,407
Avid Automobile Receivables Trust 2019-1 A†	2.62%		2/15/2024	666	672,901
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	500	507,990
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	500	505,607
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	273	273,551
BMW Vehicle Owner Trust 2019-A A2	2.05%		5/25/2022	1,460	1,469,542
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	490	492,229
CarMax Auto Owner Trust 2019-3 A2A	2.21%		12/15/2022	446	449,878
Carmax Auto Owner Trust 2019-4 2019-4 A2A	2.01%		3/15/2023	1,604	1,618,520
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	144	144,189
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	371	372,741
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	5	5,473
CPS Auto Receivables Trust 2018-A C†	3.05%		12/15/2023	260	261,627
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	417	425,400
CPS Auto Receivables Trust 2019-B E†	5.00%		3/17/2025	575	574,352
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	166	166,477
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	325	327,821
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	169	171,262
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	341	345,771
Drive Auto Receivables Trust 2017-BA E†	5.30%		7/15/2024	2,100	2,156,161
Drive Auto Receivables Trust 2018-2 C	3.63%		8/15/2024	126	126,753
Drive Auto Receivables Trust 2019-3 A2A	2.63%		9/15/2022	169	169,559

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	$161	$162,086
Exeter Automobile Receivables Trust 2020-2 2020-2A A†	1.13%	8/15/2023	790	791,237
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	146	146,492
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	110	110,366
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	165	166,070
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	4	4,023
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	67	66,969
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	645	650,015
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	742,128
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	440	442,306
Ford Credit Auto Owner Trust 2017-B A3	1.69%	11/15/2021	455	456,043
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	2,522	2,538,871
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	317	318,449
Ford Credit Auto Owner Trust 2020-B 2020-B A2	0.50%	2/15/2023	2,710	2,711,635
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	276	276,797
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	419,371
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	199,823
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	875	879,352
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	954	957,052
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	492	495,781
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	174	175,623
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	463	467,545
Nissan Auto Receivables Owner Trust 2016-A A4	1.59%	7/15/2022	282	281,834
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	100	99,994
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	283	285,505
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	603,525
Toyota Auto Receivables 2017-A Owner Trust 2017-A A4	2.10%	9/15/2022	940	945,464
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	1,394	1,414,120
Westlake Automobile Receivables Trust 2020-2 2020-2A A2A†	0.93%	2/15/2024	3,627	3,629,643
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	171	172,111
World Omni Auto Receivables Trust 2018-D A2A	3.01%	4/15/2022	307	308,521
Total				36,196,146

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards 3.90%
American Express Credit Account Master Trust 2018-6 A	3.06%		2/15/2024	$5,294	$5,441,021
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	3,068	3,177,289
Capital One Multi-Asset Execution Trust 2019-A3 A3	2.06%		8/15/2028	1,069	1,142,372
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	5,304	5,311,599
Citibank Credit Card Issuance Trust 2018-A1	2.49%		1/20/2023	1,044	1,056,538
Trillium Credit Card Trust II 2018-2A A†	0.53% (1 Mo. LIBOR + .35%	)#	9/26/2023	591	590,974
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	946	949,447
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261	3,337,228
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	3,261	3,328,988
Total					24,335,456

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.16% (1 Mo. LIBOR + .98%	)#	1/25/2035	2	1,877
New Century Home Equity Loan Trust 2005-A A6	4.676%		8/25/2035	11	11,017
Total					12,894

Other 7.57%
Ally Master Owner Trust 2018-3 A	0.505% (1 Mo. LIBOR + .32%	)#	7/15/2022	417	417,141
ALM VII Ltd. 2012-7A A2R2†	3.069% (3 Mo. LIBOR +1.85%	)#	7/15/2029	1,468	1,440,374
ALM VII Ltd. 2012-7A CR2†	4.769% (3 Mo. LIBOR+ 3.55%	)#	7/15/2029	373	352,533
Ares XLI Clo Ltd. 2016-41A AR†	2.419% (3 Mo. LIBOR + 1.20%	)#	1/15/2029	2,400	2,359,797
Ares XLI CLO Ltd. 2016-41A B†	3.019% (3 Mo. LIBOR + 1.80%	)#	1/15/2029	600	587,347
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	41	41,328
Avery Point IV CLO Ltd. 2014-1A BR†	2.591% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	322	320,114
Avery Point VII CLO Ltd. 2015-7A CR†	3.669% (3 Mo. LIBOR + 2.45%	)#	1/15/2028	400	394,482

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
BSPRT Issuer Ltd. 2018-FL4 A†	1.235% (1 Mo. LIBOR + 1.05%	)#	9/15/2035		$930	$912,072
Cedar Funding VI CLO Ltd. 2016-6A BR†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2028		650	625,956
Cent CLO Ltd. 2013-19A A1A†	2.171% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		308	307,222
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		291	291,078
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		34	33,753
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		239	234,794
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		373	378,674
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	500	365,362	(a)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$1,261	1,263,417
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		250	240,723	(a)
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		872	877,181
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,150	1,139,398
Jamestown CLO IX Ltd. 2016-9A BR†	3.785% (3 Mo. LIBOR + 2.65%	)#	10/20/2028		750	736,060
Jamestown CLO VII Ltd. 2015-7A CR†	3.591% (3 Mo. LIBOR + 2.60%	)#	7/25/2027		611	561,353	(a)
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		1,822	1,763,086
KKR CLO Ltd.18 B†	2.835% (3 Mo. LIBOR + 1.70%	)#	7/18/2030		920	883,696
KVK CLO Ltd. 2016-1A B†	3.469% (3 Mo. LIBOR + 2.25%	)#	1/15/2029		2,756	2,704,547
LCM XXIV Ltd. 24A A†	2.445% (3 Mo. LIBOR + 1.31%	)#	3/20/2030		679	665,463
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		738	748,949
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033		1,135	1,107,115
Massachusetts Educational Financing Authority 2008-1 A1	1.941% (3 Mo. LIBOR + .95%	)#	4/25/2038		422	411,767
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		2,002	1,659,544
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025		507	504,622
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029		1,047	1,023,982
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027		623	594,630
Mountain View CLO XIV Ltd. 2019-1A A1†	2.709% (3 Mo. LIBOR + 1.49%	)#	4/15/2029		1,422	1,406,609
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		570	600,777

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	$603		$599,299
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	698		677,710	(a)
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,028		993,355
Orec Ltd. 2018-CRE1 A†	1.365% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,030		992,499
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	541		536,665
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	414		403,138
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	314		299,634
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	255		248,856
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.261% (3 Mo. LIBOR + .27%	)#	4/25/2038	236		218,794
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469		467,538
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	613		530,636
Salem Fields CLO Ltd. 2016-2A A1R†	2.141% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	1,153		1,133,600
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	171		171,870
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	497		500,961
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132		2,023,563
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442		1,398,225
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	1,046		932,101
Shackleton CLO Ltd. 2016-9A B†	3.035% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	499		482,138
Shackleton CLO Ltd. 2019-14A A2†	3.035% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	1,687		1,638,291
SLC Student Loan Trust 2008-1 A4A	1.913% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	1,044		1,032,809
SLM Student Loan Trust 2011-1 A1	0.705% (1 Mo. LIBOR + .52%	)#	3/25/2026	–	(c)	137
Sound Point CLO XI Ltd. 2016-1A AR†	2.235% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	591		583,100
Sound Point CLO XV Ltd. 2017-1A C†	3.543% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	570		548,134
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	647		631,913

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.324% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	$1,050	$1,035,758
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	244	245,477
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	842	878,231
Total					47,159,378
Total Asset-Backed Securities (cost $108,620,091)					107,703,874

CORPORATE BONDS 44.60%

Aerospace/Defense 1.32%
BAE Systems plc (United Kingdom)†(d)	3.40%		4/15/2030	1,273	1,391,159
Boeing Co. (The)	4.875%		5/1/2025	1,637	1,784,350
Boeing Co. (The)	5.04%		5/1/2027	1,402	1,548,092
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	156	162,419
Raytheon Technologies Corp.	2.25%		7/1/2030	1,724	1,802,427
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	963	871,939
TransDigm, Inc.	6.375%		6/15/2026	702	642,864
Total					8,203,250

Air Transportation 0.21%
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287	1,329,881

Apparel 0.20%
PVH Corp.	7.75%		11/15/2023	561	612,128
William Carter Co. (The)†	5.50%		5/15/2025	611	631,239
Total					1,243,367

Auto Parts & Equipment 0.17%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	705	685,609
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	352	354,631
Total					1,040,240

Auto Parts: Original Equipment 0.15%
BorgWarner, Inc.	2.65%		7/1/2027	428	438,921
ZF North America Capital, Inc.†	4.75%		4/29/2025	517	518,877
Total					957,798

Automotive 0.89%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022	400	361,600
Ford Motor Co.	7.45%		7/16/2031	1,072	1,132,380
General Motors Financial Co., Inc.	3.60%		6/21/2030	2,135	2,077,194

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Navistar International Corp.†	9.50%		5/1/2025	$548	$589,443
Tesla, Inc.†	5.30%		8/15/2025	656	656,069
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	681	716,725
Total					5,533,411

Banks: Regional 5.87%
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	385	382,931
Banco de Credito e Inversiones SA (Chile)†(d)	3.50%		10/12/2027	535	563,624
Banco do Brasil SA†	4.625%		1/15/2025	630	653,625
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	1,990	2,236,906
Bank of America Corp.	3.95%		4/21/2025	250	276,810
Bank of America Corp.	3.97% (3 Mo. LIBOR+ 1.07%	)#	3/5/2029	864	991,001
Bank of America Corp.	4.00%		1/22/2025	728	803,966
Bank of America Corp.	4.45%		3/3/2026	315	361,960
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	816	847,884
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	959	1,081,436
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	1,294	1,484,390
Citigroup, Inc.	4.45%		9/29/2027	552	629,452
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	786	782,613
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	860	859,923
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	553	617,845
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	4,159	4,715,042
Kookmin Bank (South Korea)†(d)	1.75%		5/4/2025	760	777,499
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	1,431	1,618,510
Morgan Stanley	3.625%		1/20/2027	1,405	1,587,437
Morgan Stanley	3.875%		1/27/2026	1,525	1,726,398
Morgan Stanley	7.25%		4/1/2032	84	126,674
National Securities Clearing Corp.†	1.50%		4/23/2025	924	945,682
Popular, Inc.	6.125%		9/14/2023	107	108,460
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	902	1,211,308
Toronto-Dominion Bank (The) (Canada)(d)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031	1,378	1,540,149
Truist Bank	2.25%		3/11/2030	637	644,144
Turkiye Garanti Bankasi AS (Turkey)†(d)	5.875%		3/16/2023	700	702,282
UBS AG (Switzerland)(d)	5.125%		5/15/2024	1,399	1,522,653
Wachovia Corp.	7.574%		8/1/2026	660	843,052
Wells Fargo & Co.	2.393% (SOFRRATE + 2.10%	)#	6/2/2028	5,749	5,944,549
Total					36,588,205

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.37%
Anheuser-Busch InBev Worldwide, Inc.	3.50%	6/1/2030	$1,009	$1,136,637
Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	350	371,667
Constellation Brands, Inc.	2.875%	5/1/2030	432	458,778
Fomento Economico Mexicano SAB de CV (Mexico)(d)	4.375%	5/10/2043	300	363,679
Total				2,330,761

Biotechnology Research & Production 0.50%
Biogen, Inc.	2.25%	5/1/2030	3,106	3,141,148

Building Materials 0.30%
Carrier Global Corp.†	2.493%	2/15/2027	724	738,506
Cemex SAB de CV (Mexico)†(d)	5.45%	11/19/2029	620	573,277
Griffon Corp.	5.75%	3/1/2028	587	581,130
Total				1,892,913

Business Services 0.97%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	275	265,147
Ahern Rentals, Inc.†	7.375%	5/15/2023	609	294,540
CoStar Group, Inc.†(e)	2.80%	7/15/2030	381	390,640
Garda World Security Corp. (Canada)†(d)	9.50%	11/1/2027	612	648,224
Global Payments, Inc.	3.20%	8/15/2029	501	537,611
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	677	632,139
PayPal Holdings, Inc.	2.85%	10/1/2029	1,767	1,937,438
PayPal Holdings, Inc.	3.25%	6/1/2050	387	423,450
Pepperdine University	3.301%	12/1/2059	294	303,784
United Rentals North America, Inc.	4.875%	1/15/2028	592	607,727
Total				6,040,700

Chemicals 0.77%
Ashland LLC	6.875%	5/15/2043	272	313,968
CF Industries, Inc.	4.95%	6/1/2043	619	669,170
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	580	595,210
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	1,300	1,417,733
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	205	214,946
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	960	998,546
Tronox, Inc.†	6.50%	4/15/2026	634	594,312
Total				4,803,885

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	571,807

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.51%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	$251	$274,654
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	158	181,276
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	1,189	1,546,216
Hewlett Packard Enterprise Co.	0.998% (3 Mo. LIBOR + .68%	)#	3/12/2021	543	542,736
Western Digital Corp.	4.75%		2/15/2026	600	621,924
Total					3,166,806

Computer Software 0.46%
Intuit, Inc.	1.35%		7/15/2027	821	825,976
Oracle Corp.	2.95%		4/1/2030	1,809	2,019,519
Total					2,845,495

Construction/Homebuilding 0.54%
Century Communities, Inc.	6.75%		6/1/2027	576	580,553
NVR, Inc.	3.00%		5/15/2030	1,179	1,233,513
PulteGroup, Inc.	5.50%		3/1/2026	576	629,859
Toll Brothers Finance Corp.	4.35%		2/15/2028	588	612,143
TRI Pointe Group, Inc.	5.25%		6/1/2027	310	309,554
Total					3,365,622

Drugs 1.90%
AbbVie, Inc.†	3.20%		11/21/2029	867	968,051
Bausch Health Americas, Inc.†	8.50%		1/31/2027	537	570,952
Bausch Health Americas, Inc.†	9.25%		4/1/2026	526	571,341
Bausch Health Cos, Inc.†	5.00%		1/30/2028	324	305,448
Bayer Corp.†	6.65%		2/15/2028	271	353,573
Bayer US Finance II LLC†	3.875%		12/15/2023	881	967,119
Cigna Corp.	0.949% (3 Mo. LIBOR + .65%	)#	9/17/2021	551	551,027
CVS Health Corp.	3.625%		4/1/2027	1,445	1,625,576
CVS Health Corp.	4.30%		3/25/2028	3,013	3,524,767
Upjohn, Inc.†	2.30%		6/22/2027	2,334	2,413,343
Total					11,851,197

Electric: Integrated 0.05%
Empresas Publicas de Medellin ESP (Colombia)†(d)	4.25%		7/18/2029	280	281,522

Electric: Power 3.65%
Ameren Corp.	3.50%		1/15/2031	1,916	2,146,474
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%		8/1/2028	1,118	1,244,698
Calpine Corp.†	4.50%		2/15/2028	588	577,228

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Calpine Corp.†	5.125%	3/15/2028	$609	$596,592
Clearway Energy Operating LLC	5.75%	10/15/2025	274	285,235
Cleco Corporate Holdings LLC†	3.375%	9/15/2029	480	501,452
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	246	354,339
Dominion Energy, Inc.	3.375%	4/1/2030	1,307	1,448,810
DTE Electric Co.	2.625%	3/1/2031	2,185	2,370,669
Emera US Finance LP	3.55%	6/15/2026	3,642	4,090,191
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(d)	4.45%	8/1/2035	275	300,350
Exelon Corp.	4.05%	4/15/2030	557	644,314
Exelon Generation Co. LLC	3.25%	6/1/2025	1,439	1,552,927
Exelon Generation Co. LLC	5.60%	6/15/2042	462	519,972
Exelon Generation Co. LLC	5.75%	10/1/2041	591	661,164
FirstEnergy Corp.	2.65%	3/1/2030	973	1,017,466
ITC Holdings Corp.	3.35%	11/15/2027	530	587,210
Listrindo Capital BV (Netherlands)†(d)	4.95%	9/14/2026	985	994,850
Massachusetts Electric Co.†	4.004%	8/15/2046	501	572,599
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	250	254,640
NRG Energy, Inc.	5.75%	1/15/2028	155	163,884
Oglethorpe Power Corp.	5.95%	11/1/2039	413	546,494
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	672,798
PSEG Power LLC	8.625%	4/15/2031	447	631,880
Total				22,736,236

Electrical Equipment 0.56%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	1,767	1,911,842
Micron Technology, Inc.	2.497%	4/24/2023	361	375,193
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.15%	5/1/2027	1,134	1,205,621
Total				3,492,656

Electronics 0.11%
Roper Technologies, Inc.	3.65%	9/15/2023	597	649,397
Trimble, Inc.	4.90%	6/15/2028	11	12,640
Total				662,037

Energy Equipment & Services 0.29%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	585	609,497
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	620	613,658
TerraForm Power Operating LLC†	4.75%	1/15/2030	562	571,728
Total				1,794,883

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.23%
Brand Industrial Service, Inc.†	8.50%	7/15/2025	$541	$488,585
China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	900	949,275
Total				1,437,860

Entertainment 0.40%
Churchill Downs, Inc.†	4.75%	1/15/2028	57	55,137
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	624	563,544
Penn National Gaming, Inc.†	5.625%	1/15/2027	608	569,356
Scientific Games International, Inc.†	7.25%	11/15/2029	622	498,651
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	287	303,197
Vail Resorts, Inc.†	6.25%	5/15/2025	474	497,996
Total				2,487,881

Financial Services 2.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	1,388	1,303,563
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	916	827,470
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	523	519,881
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	135,241
Ally Financial, Inc.	8.00%	11/1/2031	467	603,643
Ameriprise Financial, Inc.	3.00%	4/2/2025	999	1,086,219
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	489	482,265
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	926	622,735
International Lease Finance Corp.	5.875%	8/15/2022	156	164,190
Navient Corp.	5.00%	3/15/2027	1,091	918,835
Navient Corp.	6.75%	6/25/2025	1,150	1,103,281
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	586,271
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	716,098
Quicken Loans LLC†	5.75%	5/1/2025	618	633,385
Springleaf Finance Corp.	5.375%	11/15/2029	1,093	1,034,197
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	700	731,374
Visa, Inc.	1.90%	4/15/2027	1,097	1,148,315
Total				12,616,963

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.91%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	$933	$955,513
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	297	267,763
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	638	617,657
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	1,093	1,162,471
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,613	1,587,579
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	503	490,928
Sysco Corp.	2.40%	2/15/2030	609	603,137
Total				5,685,048

Health Care Products 1.09%
Alcon Finance Corp.†	2.60%	5/27/2030	2,190	2,253,693
Baxter International, Inc.†	3.75%	10/1/2025	608	693,207
Boston Scientific Corp.	2.65%	6/1/2030	1,705	1,773,198
Stryker Corp.	1.95%	6/15/2030	1,122	1,128,216
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	715	914,041
Total				6,762,355

Health Care Services 2.48%
Adventist Health System	2.952%	3/1/2029	360	372,297
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	632	708,641
Anthem, Inc.	2.25%	5/15/2030	1,174	1,209,377
Centene Corp.	3.375%	2/15/2030	887	897,001
CommonSpirit Health	3.347%	10/1/2029	1,975	2,034,882
Encompass Health Corp.	4.50%	2/1/2028	101	97,042
HCA, Inc.	4.125%	6/15/2029	2,089	2,306,412
HCA, Inc.	5.25%	6/15/2026	886	1,021,022
HCA, Inc.	5.50%	6/15/2047	558	680,822
LifePoint Health, Inc.†	6.75%	4/15/2025	1,149	1,189,215
MEDNAX, Inc.†	6.25%	1/15/2027	1,246	1,250,305
New York and Presbyterian Hospital (The)	3.954%	12/31/2099	189	202,515
Quest Diagnostics, Inc.	2.80%	6/30/2031	801	841,446
Radiology Partners, Inc.†	9.25%	2/1/2028	657	620,865
Select Medical Corp.†	6.25%	8/15/2026	571	578,526
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	590,093
Tenet Healthcare Corp.†	6.25%	2/1/2027	885	881,124
Total				15,481,585

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.22%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%		4/8/2024	$100	$103,313
Newell Brands, Inc.	5.875%		4/1/2036	1,206	1,291,927
Total					1,395,240

Insurance 0.26%
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	1,250	1,610,408

Leisure 0.25%
Carnival Corp.†	11.50%		4/1/2023	1,106	1,197,177
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	363	378,694
Total					1,575,871

Lodging 0.15%
Boyd Gaming Corp.†	4.75%		12/1/2027	406	349,298
Boyd Gaming Corp.	6.00%		8/15/2026	654	610,548
Total					959,846

Machinery: Agricultural 0.86%
BAT Capital Corp.	4.39%		8/15/2037	1,861	2,032,404
BAT Capital Corp.	4.70%		4/2/2027	487	557,319
Cargill, Inc.†	2.125%		4/23/2030	1,162	1,219,369
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029	1,240	1,185,837
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026	370	377,127
Total					5,372,056

Machinery: Industrial/Specialty 0.81%
IDEX Corp.	3.00%		5/1/2030	387	404,246
Kennametal, Inc.	4.625%		6/15/2028	553	593,274
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028	2,038	2,183,213
Vertical US Newco, Inc.†	5.25%		7/15/2027	702	702,000
Xylem, Inc.	1.95%		1/30/2028	1,122	1,133,736
Total					5,016,469

Manufacturing 0.39%
Carlisle Cos., Inc.	2.75%		3/1/2030	877	904,325
General Electric Co.	0.921% (3 Mo. LIBOR + .38%	)#	5/5/2026	286	248,242
General Electric Co.	1.313% (3 Mo. LIBOR + 1.00%	)#	3/15/2023	959	936,739
General Electric Co.	6.15%		8/7/2037	287	333,066
Total					2,422,372

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.70%
AMC Networks, Inc.	4.75%	8/1/2025	$289	$284,406
AMC Networks, Inc.	5.00%	4/1/2024	636	631,628
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	645	660,944
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	596	615,966
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	321	298,605
Cox Communications, Inc.†	8.375%	3/1/2039	1,444	2,362,372
CSC Holdings LLC†	5.50%	4/15/2027	563	586,365
DISH DBS Corp.	7.75%	7/1/2026	1,231	1,307,297
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	1/22/2030	950	860,700
Gray Television, Inc.†	7.00%	5/15/2027	280	287,742
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027	616	617,558
Scripps Escrow, Inc.†	5.875%	7/15/2027	603	572,362
Time Warner Cable LLC	7.30%	7/1/2038	211	292,814
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	756,902
VTR Finance BV (Chile)†(d)	6.875%	1/15/2024	455	465,429
Total				10,601,090

Metals & Minerals: Miscellaneous 1.37%
Anglo American Capital plc (United Kingdom)†(d)	4.00%	9/11/2027	1,457	1,558,407
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	1,530	1,705,115
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	640	646,400
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,282	1,246,534
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	1,097	1,208,363
Hecla Mining Co.	7.25%	2/15/2028	1,387	1,411,273
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	281	316,117
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	4.10%	4/11/2023	430	449,572
Total				8,541,781

Natural Gas 0.90%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,104	1,263,164
National Fuel Gas Co.	5.50%	1/15/2026	1,255	1,336,542
NiSource, Inc.	3.49%	5/15/2027	2,631	2,979,262
Total				5,578,968

Oil 2.61%
Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	244	1,195
Apache Corp.	4.375%	10/15/2028	763	674,099
Citgo Holding, Inc.†	9.25%	8/1/2024	603	601,492
Continental Resources, Inc.	3.80%	6/1/2024	1,225	1,158,948

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Diamondback Energy, Inc.	3.50%		12/1/2029	$756	$731,795
Diamondback Energy, Inc.	4.75%		5/31/2025	297	317,972
Empresa Nacional del Petroleo (Chile)†(d)	3.75%		8/5/2026	750	776,956
Equinor ASA (Norway)(d)	1.75%		1/22/2026	360	369,034
Equinor ASA (Norway)(d)	7.15%		11/15/2025	605	771,772
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	4.95%		2/6/2028	200	225,256
Laredo Petroleum, Inc.	9.50%		1/15/2025	1,156	800,172
MEG Energy Corp. (Canada)†(d)	7.00%		3/31/2024	596	512,623
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	557	464,399
Occidental Petroleum Corp.	7.875%		9/15/2031	772	734,369
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	799	788,865
PDC Energy, Inc.	5.75%		5/15/2026	779	711,348
Pertamina Persero PT (Indonesia)†(d)	4.15%		2/25/2060	200	199,968
Pertamina Persero PT (Indonesia)†(d)	4.70%		7/30/2049	400	435,065
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	956	835,888
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	1,320	1,111,631
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	1,050	1,092,680
Sinopec Group Overseas Development Ltd.†	4.375%		10/17/2023	364	398,765
SM Energy Co.	6.75%		9/15/2026	376	190,421
Valero Energy Corp.	10.50%		3/15/2039	668	1,095,581
WPX Energy, Inc.	5.25%		9/15/2024	963	951,555
WPX Energy, Inc.	8.25%		8/1/2023	113	125,842
YPF SA (Argentina)†(d)	8.50%		7/28/2025	281	209,726
Total					16,287,417

Oil Field Equipment & Services 0.09%
Transocean Phoenix 2 Ltd.†	7.75%		10/15/2024	612	580,154

Oil: Crude Producers 0.61%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%		11/2/2047	320	379,640
AI Candelaria Spain SLU (Spain)†(d)	7.50%		12/15/2028	250	253,390
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	825	605,793
Cheniere Corpus Christi Holdings LLC†	3.70%		11/15/2029	384	393,939
Northern Natural Gas Co.†	4.30%		1/15/2049	371	444,478
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	882	1,037,094
Western Midstream Operating LP	4.05%		2/1/2030	701	677,324
Total					3,791,658

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.62%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	$963	$1,026,517
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	318	331,174
National Oilwell Varco, Inc.	3.60%	12/1/2029	2,533	2,487,861
Total				3,845,552

Paper & Forest Products 0.09%
Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%	1/14/2025	552	570,026

Real Estate 2.32%
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	226	230,237
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	993	1,007,851
EPR Properties	4.95%	4/15/2028	1,069	1,021,846
Equinix, Inc.	2.625%	11/18/2024	942	1,004,737
ESH Hospitality, Inc.†	4.625%	10/1/2027	866	815,503
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	1,196	1,222,288
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	450	429,134
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	895	904,245
Kaisa Group Holdings Ltd. (China)†(d)	11.95%	10/22/2022	390	405,980
Longfor Group Holdings Ltd. (China)(d)	4.50%	1/16/2028	1,080	1,163,640
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	629	648,282
Sunac China Holdings Ltd. (China)(d)	7.875%	2/15/2022	920	947,007
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,638,468
WEA Finance LLC†	2.875%	1/15/2027	1,246	1,221,143
Yuzhou Properties Co. Ltd. (China)(d)	6.00%	10/25/2023	270	260,864
Zhenro Properties Group Ltd. (China)(d)	8.65%	1/21/2023	500	503,411
Total				14,424,636

Real Estate Investment Trusts 0.05%
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	330	303,152

Retail 1.07%
AutoNation, Inc.	4.75%	6/1/2030	115	124,833
Gap, Inc. (The)†	8.625%	5/15/2025	568	603,855
IRB Holding Corp.†	7.00%	6/15/2025	576	593,640
Lithia Motors, Inc.†	4.625%	12/15/2027	1,317	1,307,122
Murphy Oil USA, Inc.	4.75%	9/15/2029	357	365,859
PetSmart, Inc.†	5.875%	6/1/2025	908	913,089
Rite Aid Corp.†	6.125%	4/1/2023	1,238	1,205,967
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	611	595,310

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Walgreens Boots Alliance, Inc.	3.20%	4/15/2030	$681	$706,174
Yum! Brands, Inc.†	7.75%	4/1/2025	229	247,463
Total				6,663,312

Retail: Specialty 0.13%
Coty, Inc.†	6.50%	4/15/2026	980	836,092

Steel 0.10%
GUSAP III LP†	4.25%	1/21/2030	635	623,697

Technology 1.56%
Alibaba Group Holding Ltd.(China)(d)	3.40%	12/6/2027	856	951,415
Baidu, Inc. (China)(d)	3.50%	11/28/2022	433	451,318
JD.com, Inc. (China)(d)	3.375%	1/14/2030	1,585	1,702,123
Match Group, Inc.†	5.00%	12/15/2027	627	654,657
Match Group, Inc.†	5.625%	2/15/2029	287	303,557
Netflix, Inc.†	3.625%	6/15/2025	269	272,194
Netflix, Inc.	6.375%	5/15/2029	1,643	1,916,871
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030	230	241,349
Prosus NV (Netherlands)†(d)	5.50%	7/21/2025	770	873,180
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028	2,160	2,359,019
Total				9,725,683

Telecommunications 0.76%
AT&T, Inc.	4.30%	2/15/2030	503	588,122
AT&T, Inc.	6.25%	3/29/2041	794	1,087,122
Consolidated Communications, Inc.	6.50%	10/1/2022	679	627,651
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	327,187
Sprint Capital Corp.	6.875%	11/15/2028	534	652,254
ViaSat, Inc.†	5.625%	4/15/2027	579	594,092
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	602	572,370
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	272	264,988
Total				4,713,786

Toys 0.15%
Mattel, Inc.†	6.75%	12/31/2025	911	946,743

Transportation: Miscellaneous 0.31%
Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	200	228,861
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	456	495,676
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	220	229,970
XPO Logistics, Inc.†	6.25%	5/1/2025	910	954,931
Total				1,909,438

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.21%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%	10/10/2024	$574	$583,388
Essential Utilities, Inc.	3.566%	5/1/2029	666	740,372
Total				1,323,760
Total Corporate Bonds (cost $269,669,197)				277,964,719

FOREIGN GOVERNMENT OBLIGATIONS(d) 2.67%

Colombia 0.16%
Republic of Colombia	3.00%	1/30/2030	1,000	989,375

Egypt 0.19%
Republic of Egypt†	4.55%	11/20/2023	200	198,542
Republic of Egypt†	6.125%	1/31/2022	220	226,095
Republic of Egypt†	6.588%	2/21/2028	575	569,211
Republic of Egypt†	7.903%	2/21/2048	200	185,621
Total				1,179,469

Indonesia 0.56%
Indonesia Government International Bond	4.75%	1/8/2026	1,660	1,873,038
Republic of Indonesia	3.40%	9/18/2029	1,500	1,599,651
Total				3,472,689

Latvia 0.04%
Republic of Latvia†	5.25%	6/16/2021	258	268,453

Nigeria 0.14%
Republic of Nigeria†	6.375%	7/12/2023	600	612,870
Republic of Nigeria†	7.143%	2/23/2030	275	257,799
Total				870,669

Peru 0.23%
Republic of Peru	2.392%	1/23/2026	1,366	1,421,323

Qatar 0.55%
State of Qatar†	3.25%	6/2/2026	2,755	2,995,478
State of Qatar†	5.103%	4/23/2048	310	422,478
Total				3,417,956

Romania 0.01%
Republic of Romania†	6.125%	1/22/2044	49	64,555

Saudi Arabia 0.24%
Saudi Government International Bond†	3.25%	10/22/2030	1,400	1,505,434

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.33%
Republic of Turkey	4.25%		4/14/2026	$820	$749,905
Republic of Turkey	5.25%		3/13/2030	445	400,277
Republic of Turkey	5.75%		3/22/2024	510	507,614
Turkiye Ihracat Kredi Bankasi AS†	8.25%		1/24/2024	400	418,264
Total					2,076,060

United Arab Emirates 0.22%
Abu Dhabi Government International Bond†	2.50%		9/30/2029	1,300	1,366,001
Total Foreign Government Obligations (cost $16,475,636)					16,631,984

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.20%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.206%	#(g)	2/25/2032	2,726	333,331
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	1,096
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(g)	2/16/2049	683	718,696
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	199	208,873
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,244,002)					1,261,996

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.45%
Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	1,466	1,657,150
Federal National Mortgage Assoc.(h)	2.50%		TBA	9,356	9,750,341
Federal National Mortgage Assoc.(h)	3.00%		TBA	20,500	21,585,859
Federal National Mortgage Assoc.	3.50%		9/1/2047- 3/1/2050	12,523	13,466,329
Federal National Mortgage Assoc.(h)	3.50%		TBA	25,349	26,660,019
Federal National Mortgage Assoc.	3.863% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	259	271,344
Federal National Mortgage Assoc.	4.00%		1/1/2048	1,797	2,030,952
Federal National Mortgage Assoc.(h)	4.00%		TBA	72,589	76,918,820
Total Government Sponsored Enterprises Pass-Throughs (cost $151,703,879)					152,340,814

MUNICIPAL BONDS 0.82%

Miscellaneous
California	7.30%		10/1/2039	235	393,773
California	7.625%		3/1/2040	350	619,297
California Health Facilities Financing Authority	3.034%		6/1/2034	350	362,625
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	646	664,359
Massachusetts School Building Authority	3.395%		10/15/2040	895	914,305
Michigan Finance Authority	3.084%		12/1/2034	940	1,015,266
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	680	738,351

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
University of California Bond of Regents	3.006%		5/15/2050	$375	$381,191
Total Municipal Bonds (cost $4,847,406)					5,089,167

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.87%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(g)	12/25/2059	352	355,412
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993%	#(g)	7/26/2049	967	977,911
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.135% (1 Mo. LIBOR + .95%	)#	6/15/2035	537	505,689
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.035% (1 Mo. LIBOR + .85%	)#	1/15/2033	43	40,818
BBCMS Mortgage Trust 2019-BWAY A†	1.141% (1 Mo. LIBOR + .96%	)#	11/25/2034	655	634,187
BBCMS Mortgage Trust 2019-BWAY B†	1.495% (1 Mo. LIBOR + 1.31%	)#	11/25/2034	288	275,943
BX Trust 2018-GW A†	0.985% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,467	1,396,374
BX Trust 2019-OC11 A†	3.202%		12/9/2041	1,251	1,313,095
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	793,533
COMM 2015-LC19 Mortgage Trust 2015-LC19 A4	3.183%		2/10/2048	417	448,406
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,093,740
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.163%	#(g)	8/10/2047	528	16,389
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(g)	7/10/2050	510	552,615
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.577%	#(g)	7/10/2050	178	184,322
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.577%	#(g)	7/10/2050	410	379,282
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.577%	#(g)	7/10/2050	574	333,663	(a)
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	299	314,779
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(g)	2/25/2050	790	804,583
CSAIL Commercial Mortgage Trust 2015-C2 C	4.33%	#(g)	6/15/2057	700	416,027
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	709	768,539
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	2,183	2,112,757
DBWF Mortgage Trust 2018-GLKS A†	1.224% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	1,008	961,931

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964%	#(g)	7/25/2059	$1,027	$1,046,241
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(g)	10/25/2059	667	675,434
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(g)	1/25/2060	491	497,296
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	381	385,064
Great Wolf Trust 2019-WOLF A†	1.219% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,216	3,099,300
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.135% (1 Mo. LIBOR + .95%	)#	7/15/2035	682	659,430
GS Mortgage Securities Trust 2015-GC32 C	4.574%	#(g)	7/10/2048	195	180,035
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	603,348
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(g)	8/5/2034	629	387,097
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C(g)	4.411%	#	7/15/2048	374	361,685
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.185% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	1,325	1,251,291
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.485% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	1,030	953,206
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	542	507,253
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.124% (1 Mo. LIBOR + .95%	)#	7/5/2033	377	361,552
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.424% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	1,130	1,071,816
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	352,060
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	449,396
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	11	7,953
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.72%	#(g)	7/15/2050	15,699	359,359
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802%	#(g)	7/25/2049	847	860,570
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(g)	1/26/2060	320	326,552
PFP Ltd. 2019-6 A†	1.245% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	749	725,596
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	569	564,870
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	2/25/2024	225	228,737

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(g)	1/5/2043	$250	$229,747
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	499	503,934
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	6	6,088	(a)
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(g)	6/10/2030	595	501,399	(a)
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(g)	8/10/2049	200	205,379
Verus Securitization Trust 2020-1 A1†	2.417%	#(g)	1/25/2060	1,159	1,175,984
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.411%	#(g)	7/15/2046	364	104,108	(a)
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.24%	#(g)	5/15/2048	1,489	1,001,755
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(g)	7/15/2048	213	190,173
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.136%	#(g)	1/15/2059	434	300,569
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	1,630	1,752,892
Total Non-Agency Commercial Mortgage-Backed Securities (cost $38,201,361)					36,567,164

U.S. TREASURY OBLIGATIONS 23.98%
U.S. Treasury Bill	Zero Coupon		7/30/2020	32,544	32,540,920
U.S. Treasury Bill	Zero Coupon		11/12/2020	6,216	6,212,703
U.S. Treasury Bond	1.25%		5/15/2050	11,723	11,257,744
U.S. Treasury Bond	2.375%		11/15/2049	1,271	1,569,486
U.S. Treasury Bond	2.75%		11/15/2047	9,807	12,828,590
U.S. Treasury Bond	3.625%		8/15/2043	9,223	13,474,767
U.S. Treasury Inflation Indexed Note(i)	0.125%		4/15/2025	6,685	7,011,020
U.S. Treasury Note	0.125%		6/30/2022	23,790	23,777,919
U.S. Treasury Note	0.25%		4/15/2023	10,101	10,124,477
U.S. Treasury Note	2.50%		1/31/2021	30,208	30,620,410
Total U.S. Treasury Obligations (cost $143,730,510)					149,418,036
Total Long-Term Investments (cost $734,492,082)					746,977,754

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.67%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $4,260,900 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $4,270,826; proceeds: $4,187,024 (cost $4,187,024)	$4,187	$4,187,024
Total Investments in Securities 120.54% (cost $738,679,106)		751,164,778
Liabilities in Excess of Foreign Cash and Other Assets(j) (20.54%)		(127,975,313)
Net Assets 100.00%		$623,189,465

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $201,962,769, which represents 32.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount is less than $1,000.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis (See Note 2(j)).
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	500,000	$367,706	$368,353	$(647)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Open Futures Contracts at June 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	September 2020	15	Long	$1,881,481	$1,886,133	$4,652
U.S. Long Bond	September 2020	218	Long	38,689,456	38,926,625	237,169
U.S. Ultra Treasury Bond	September 2020	48	Long	10,293,193	10,471,500	178,307
Total Unrealized Appreciation on Open Futures Contracts						$420,128

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2020	293	Short	$(45,784,155)	$(46,142,922)	$(358,767)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$35,743,909	$452,237	$36,196,146
Other	–	45,314,230	1,845,148	47,159,378
Remaining Industries	–	24,348,350	–	24,348,350
Corporate Bonds	–	277,964,719	–	277,964,719
Foreign Government Obligations	–	16,631,984	–	16,631,984
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	1,261,996	–	1,261,996
Government Sponsored Enterprises
Pass-Throughs	–	152,340,814	–	152,340,814
Municipal Bonds	–	5,089,167	–	5,089,167
Non-Agency Commercial
Mortgage-Backed Securities	–	35,621,906	945,258	36,567,164
U.S. Treasury Obligations	–	149,418,036	–	149,418,036
Short-Term Investment
Repurchase Agreement	–	4,187,024	–	4,187,024
Total	$–	$747,922,135	$3,242,643	$751,164,778

Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$–	$–	$–	$–
Liabilities	–	(647)	–	(647)
Futures Contracts
Assets	420,128	–	–	420,128
Liabilities	(358,767)	–	–	(358,767)
Total	$61,361	$(647)	$–	$60,714

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
	Asset-Backed	Commercial Mortgage-
Investment Type	Securities	Backed Securities
Balance as of January 1, 2020	$386,770	$–
Accrued Discounts (Premiums)	2	3,498
Realized Gain (Loss)	–	6
Change in Unrealized Appreciation (Depreciation)	(119,804)	(507,090)
Purchases	–	–
Sales	–	(501)
Transfers into Level 3	2,030,417	1,449,345
Transfers out of Level 3	–	–
Balance as of June 30, 2020	$2,297,385	$945,258
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(119,804)	$(507,090)

28	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value (cost $738,679,106)	$751,164,778
Deposits with brokers for futures collateral	1,011,580
Foreign cash, at value (cost $1,565)	1,560
Receivables:
Investment securities sold	30,842,571
Interest and dividends	4,420,693
Capital shares sold	1,727,218
Total assets	789,168,400
LIABILITIES:
Payables:
Investment securities purchased	165,131,141
Management fee	141,037
Capital shares reacquired	121,977
Variation margin on futures contracts	78,752
Directors’ fees	41,677
Fund administration	20,148
Unrealized depreciation on forward foreign currency exchange contracts	647
Distributions payable	4,974
Accrued expenses	438,582
Total liabilities	165,978,935
Commitments and contingent liabilities
NET ASSETS	$623,189,465
COMPOSITION OF NET ASSETS:
Paid-in capital	$598,988,796
Total distributable earnings (loss)	24,200,669
Net Assets	$623,189,465
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	35,680,952
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.47

See Notes to Financial Statements.	29

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Interest	$9,321,047
Total investment income	9,321,047
Expenses:
Management fee	891,641
Non 12b-1 service fees	787,844
Shareholder servicing	343,888
Fund administration	127,377
Professional	25,824
Reports to shareholders	23,525
Directors’ fees	7,112
Custody	3,152
Other	50,341
Gross expenses	2,260,704
Expense reductions (See Note 9)	(4,951)
Net expenses	2,255,753
Net investment income	7,065,294
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	9,680,407
Net realized gain (loss) on futures contracts	4,642,770
Net realized gain (loss) on forward foreign currency exchange contracts	208,894
Net realized gain (loss) on swap contracts	432,173
Net realized gain (loss) on foreign currency related transactions	84,858
Net change in unrealized appreciation/depreciation on investments	(89,260)
Net change in unrealized appreciation/depreciation on futures contracts	776,285
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(445,869)
Net change in unrealized appreciation/depreciation on swap contracts	(352,292)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(63)
Net realized and unrealized gain (loss)	14,937,903
Net Increase in Net Assets Resulting From Operations	$22,003,197

30	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2020	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$7,065,294	$15,047,257
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	15,049,102	14,799,552
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(111,199)	17,166,668
Net increase in net assets resulting from operations	22,003,197	47,013,477
Distributions to shareholders:	–	(16,860,320)
Capital share transactions (See Note 15):
Proceeds from sales of shares	72,330,016	115,632,038
Reinvestment of distributions	–	16,860,320
Cost of shares reacquired	(122,613,073)	(72,786,463)
Net increase (decrease) in net assets resulting from capital share transactions	(50,283,057)	59,705,895
Net increase (decrease) in net assets	(28,279,860)	89,859,052
NET ASSETS:
Beginning of period	$651,469,325	$561,610,273
End of period	$623,189,465	$651,469,325

See Notes to Financial Statements.	31

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2020(e)	16.85	$0.16	$0.46	$0.62	$–	$–	$–
12/31/2019	15.96	0.42	0.92	1.34	(0.45)	–	(0.45)
12/31/2018	16.65	0.44	(0.60)	(0.16)	(0.53)	–	(0.53)
12/31/2017	16.42	0.36	0.27	0.63	(0.40)	–	(0.40)
12/31/2016	16.25	0.36	0.31	0.67	(0.44)	(0.06)	(0.50)
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
17.47	3.68 (c)	0.72	(d)	0.72	(d)	2.24	(d)	$623,189	302	(c)
16.85	8.41	0.71		0.78		2.50		651,469	715
15.96	(1.03)	0.67		0.89		2.70		561,610	611
16.65	3.86	0.64		0.88		2.16		554,378	452
16.42	4.26	0.64		0.89		2.16		447,115	443
16.25	(0.66)	0.64		0.89		2.11		390,155	432

See Notes to Financial Statements.	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2020. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

34

Notes to Financial Statements (unaudited)(continued)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a

35

Notes to Financial Statements (unaudited)(continued)

commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not

36

Notes to Financial Statements (unaudited)(continued)

identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Interest Rate Swaps–The Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk- for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019, was as follows:

	Six Months Ended
	6/30/2020		Year Ended
	(unaudited	)	12/31/2019
Distributions paid from:
Ordinary income	$–		$16,860,320
Total distributions paid	$–		$16,860,320

38

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2019, the Fund had a capital loss carryforward of $6,278,809, which will carry forward indefinitely.

As of June 30, 2020, the aggregate unrealized security gains (losses) on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$742,820,063
Gross unrealized gain	17,587,416
Gross unrealized loss	(9,181,987)
Net unrealized security gain	$8,405,429

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

U.S.		Non-U.S.	U.S.		Non-U.S.
Government		Government	Government		Government
Purchases	*	Purchases	Sales	*	Sales
$481,515,873		$264,671,254	$491,898,262		$171,886,171

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchase of $4,653,997, and sales of $700,651, which resulted in net realized gains of $11,951.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

39

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Futures Contracts(1)	$420,128	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$647
Futures Contracts(1)	$358,767	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivatives instruments for the six months ended June 30, 2020, were as follows:

	Interest	Foreign
	Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)
Interest Rate Swap Contracts(1)	$432,173	–
Forward Foreign Currency Exchange Contracts(2)	–	$208,894
Futures Contracts(3)	$4,642,770	–
Net Change in Unrealized Appreciation/Depreciation
Interest Rate Swap Contracts(4)	$(352,292)
Forward Foreign Currency Exchange Contracts(5)	–	$(445,869)
Futures Contracts(6)	$776,285	–
Average Number of Contracts/Notional Amounts
Interest Rate Swap Contract(7)	$15,231,136	–
Forward Foreign Currency Exchange Contracts(7)	–	$23,675,928
Futures Contracts(8)	769	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2020.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amounts represents notional amounts in U.S. dollars.
(8)	Amounts represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or

40

Notes to Financial Statements (unaudited)(continued)

termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,187,024	$–	$4,187,024
Total	$4,187,024	$–	$4,187,024

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$4,187,024	$–	$–		$(4,187,024)	$–
Total	$4,187,024	$–	$–		$(4,187,024)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$647	$–	$647
Total	$647	$–	$647

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Toronto Dominion Bank	$647	$–	$–		$–		$647
Total	$647	$–	$–		$–		$647

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2020.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

41

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an

42

Notes to Financial Statements (unaudited)(continued)

approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the Fund did not loan any securities.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation

43

Notes to Financial Statements (unaudited)(concluded)

and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, industry and sector, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	4,231,725	6,856,024
Reinvestment of distributions	–	1,001,194
Shares reacquired	(7,224,555)	(4,363,893)
Increase (decrease)	(2,992,830)	3,493,325

44

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

45

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFTR-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	(08/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 18, 2020

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 18, 2020

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 18, 2020